CALVERT  VARIABLE  SERIES,  INC.
CALVERT  SOCIAL  PORTFOLIOS
SEMI-ANNUAL  REPORT
JUNE  30,  2000

CALVERT  VARIABLE  SERIES,  INC.
CALVERT  SOCIAL  MONEY  MARKET  PORTFOLIO

MANAGED  BY  CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.
DEAR  INVESTOR:

THE  INVESTMENT  CLIMATE
DURING THE PAST 6 MONTHS, THE MAJOR STOCK MARKET INDICES HAVE DECLINED. THE MAJOR FORCES DRIVING THE BULL MARKET AND ECONOMIC GROWTH HAVE BEGUN TO SHOW SIGNS OF FALTERING. LOW INFLATION, LOW INTEREST RATES, ROBUST CORPORATE EARNINGS, AND A SURGE IN Y2K SPENDING HELPED CONTINUE THE CURRENT ECONOMIC EXPANSION. UNPRECEDENTED STOCK MARKET PERFORMANCE HELPED CONSUMER CONFIDENCE REACH NEW HIGHS. THIS, COUPLED WITH ACCELERATING CONSUMER SPENDING AND A SMALLER POOL OF AVAILABLE WORKERS, CAUSED CONCERN THAT THE CURRENT RATE OF EXPANSION WAS UNSUSTAINABLE AND THAT SIGNS OF INFLATION WOULD SOON APPEAR.
AS A RESULT OF THESE CONCERNS, THE FEDERAL RESERVE OPEN MARKET COMMITTEE (FED OR
FOMC) RAISED THE FEDERAL FUNDS RATE THREE TIMES THIS YEAR. ON FEBRUARY 2, THE FOMC RAISED RATES 25 BASIS POINTS TO 5.75% IN AN EFFORT TO KEEP THE ECONOMY GROWING, BUT AT A SLOWER PACE. AS THE ECONOMY ROLLED ON, THE FED MOVED AGAIN ON MARCH 21 WITH ANOTHER 25 BASIS POINT MOVE TO 6.00%. ONCE AGAIN, ECONOMIC GROWTH CONTINUED AT A FEVERISH PACE AND SIGNS OF INFLATION STARTED TO CREEP IN,
PROMPTING THE FED TO RAISE RATES 50 BASIS POINTS TO 6.50% ON MAY 16. AFTER SIX RATE HIKES SINCE JUNE, 1999, - AND WITH THREE OCCURRING DURING THE PAST SIX MONTHS - THE FED FINALLY KEPT THE FED FUNDS RATE UNCHANGED AT ITS LAST MEETING SINCE RECENT ECONOMIC DATA HAS SHOWN PRELIMINARY SIGNS OF GROWTH DECELERATION. HOWEVER, THE FOMC WILL CONTINUE TO MONITOR ECONOMIC RELEASES FOR ANY SIGNS OF INFLATIONARY PRESSURES.

PERFORMANCE  AND  STRATEGY
FOR THE SIX MONTHS ENDED JUNE 30, 2000, THE FUND SHARES RETURNED 2.82%, AHEAD OF THE 2.27% FOR THE LIPPER VARIABLE ANNUITY MONEY MARKET INDEX.
DURING THE FIRST QUARTER OF 2000, SHORT-TERM TAXABLE RATES CONTINUED TO RISE DRAMATICALLY IN LIGHT OF FED TIGHTENING. TAXABLE MONEY MARKET RATES WERE PRICING IN MORE FED RATE INCREASES THAN A REASONABLE MARKET OBSERVER MIGHT EXPECT. THEREFORE, WE BEGAN TO BUY AGGRESSIVELY, EXTENDING THE AVERAGE MATURITY OF THE PORTFOLIO. AS HINTS OF AN ECONOMIC SLOWDOWN SURFACED IN THE SECOND QUARTER, RATES QUICKLY REVERSED COURSE AND DROPPED TO LEVELS REFLECTING THE
MARKET'S PERCEPTION OF A FED THAT WAS NEARING THE END OF A TIGHTENING CYCLE. STILL, WE HAVE MAINTAINED ENOUGH LIQUIDITY IN ORDER TO INVEST IN HIGHER YIELDING SECURITIES SHOULD RATES RISE AGAIN.

OUTLOOK
THERE ARE MANY UNCERTAINTIES FACING THE ECONOMY. THE COMING MONTHS WILL PROVIDE SOME CLUES AS TO WHETHER NON-INFLATIONARY ECONOMIC GROWTH CAN BE SUSTAINED. WHILE THE POTENTIAL FOR FURTHER FED RATE INCREASES EXISTS, WE WILL CONTINUE TO MONITOR KEY ECONOMIC INDICATORS FOR SIGNS THAT THE RECENT DECELERATION OF ECONOMIC ACTIVITY WAS NOT AN ABERRATION, BUT A CONFIRMATION OF A MORE REASONABLE RATE OF GROWTH.

SINCERELY,



THOMAS  A.  DAILEY
CALVERT  ASSET  MANAGEMENT  COMPANY
JULY  28,  2000

CALVERT SOCIAL MONEY MARKET PORTFOLIO OF CALVERT VARIABLE SERIES, INC., SHOULD NOT BE CONFUSED WITH THE CALVERT SOCIAL INVESTMENT FUND MONEY MARKET PORTFOLIO. PERFORMANCE OF THE TWO FUNDS WILL DIFFER.

MONEY  MARKET  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
JUNE  30,  2000

     PRINCIPAL
TAXABLE  VARIABLE  RATE  DEMAND  NOTES  -  75.2%             AMOUNT        VALUE
ALABAMA  STATE  IDA:
  6.75%,  5/1/10,  LOC:  REGIONS  BANK  *                  $185,000     $185,000
  6.75%,  12/1/19,  LOC:  BANK  OF  AMERICA  *              460,000      460,000
ARKANSAS  STATE  DFA,  6.70%,  8/1/30,  LOC:  BANK  ONE,  NA*
                                                            400,000      400,000
ASPEN  INSTITUTE, INC., 6.1038%, 12/1/04, LOC: FIRST NATIONAL BANK OF MARYLAND *
                                                            300,000      300,000
BARTON  HEALTHCARE  LLC.,  6.70%, 2/15/25, LOC: AMERICAN NATIONAL BANK & TRUST *
                                                            685,000      685,000
BETTERS  GROUP  LP.,  6.75%,  2/1/12,  LOC:  CENTURY  NATIONAL  BANK  AND TRUST,
  CONFIRMING  LOC:  MELLON  BANK  *                         410,000      410,000
BEXAR  COUNTY,  6.65%,  2/1/22,  LOC:  KBC  BANK  *         555,000      555,000
BOONE COUNTY, KENTUCKY INDUSTRIAL REVENUE, 6.93%, 11/1/08, LOC: BANK OF AMERICA*
                                                            400,000      400,000
BOTSFORD  GENERAL  HOSPITAL,  6.70%,  2/15/27,  LOC:  MICHIGAN  NATIONAL*
                                                            500,000      500,000
CALIFORNIA  HOUSING  FINANCE  AUTHORITY:
  6.80%,  2/1/23,  SERIES  D,  LOC:  FSA  *                 400,000      400,000
  6.80%,  8/1/29,  LOC:  AMBAC  *                           545,000      545,000
CALIFORNIA SUNRISE OF MORAGA MFH REVENUE, 6.70%, 7/1/27, LOC: HELLER FINANCIAL *
                                                            200,000      200,000
CITY  OF  AUBURN,  ALABAMA  IDA  REVENUE,  6.45%,  5/1/20,  LOC:  AMSOUTH BANK *
                                                            410,000      410,000
CLARK  COUNTY, NEVADA IDA REVENUE, 6.80%, 12/1/38, LOC: AMBAC *
                                                            590,000      590,000
COLORADO  HEALTH FACILITIES AUTHORITY REVENUE, 6.70%, 4/1/20, LOC: KREDIETBANK *
                                                            545,000      545,000
FLORIDA  HOUSING  FINANCIAL  AGENCY,  7.00%,  7/1/23,  LOC:  HELLER  FINANCIAL *
                                                            750,000      750,000
HEALTHTRACK  SPORTS  AND WELLNESS, 6.70%, 2/15/27, LOC: AMERICAN NATIONAL BANK &
TRUST *                                                     210,000      210,000
IPC  INDUSTRIES,  INC.,  6.75%,  10/1/11,  LOC:  NATIONAL  BANK  OF  CANADA *
                                                            280,000      280,000
MERITER  HOSPITAL  REVENUE, 6.70%, 12/1/16, LOC: FIRSTAR BANK *
                                                            600,000      600,000
MONTGOMERY  COUNTY,  KENTUCKY  INDUSTRIAL  DEVELOPMENT  REVENUE,  6.75%, 8/1/06,
  LOC:  FLEET  BANK *                                       189,000      189,000
NEVADA  HOUSING  MFH  REVENUE,  6.68%,  4/1/31,  LOC:  EAST-WEST  BANK *
                                                            585,000      585,000
NEW  JERSEY  ECONOMIC  DEVELOPMENT AUTHORITY REVENUE, 6.90%, 11/1/06,
  LOC: FIRST UNION  BANK *                                  360,000      360,000
PENSACOLA  POB INC., 6.65%, 10/1/15, LOC: AMSOUTH *         700,000      700,000
POST  APARTMENT  HOMES  LP  MFH  REVENUE,  6.68%,  7/15/29,  LOC:  FNMA *
                                                            600,000      600,000
SAN  JOSE  FINANCING  REVENUE,  6.80%,  12/1/25,  LOC:  AMBAC *
                                                            700,000      700,000
SAULT  SAINTE  MARIE,  MICHIGAN,  7.51%,  6/1/03,  LOC: FIRST AMERICA BANK, MI *
                                                            150,000      150,000
SHAWNEE, KANSAS REVENUE, 6.82%, 12/1/12, LOC: CHASE MANHATTAN *
                                                            650,000      650,000
SOUTH  CENT  COMMUNICATIONS  CORP.,  6.70%, 6/1/13, LOC: CITIZENS NATIONAL BANK,
  CONFIRMING  LOC:  SUNTRUST  BANK  *                       355,000      355,000
SOUTHEAST  ALABAMA  GAS  DISTRIBUTION  REVENUE,  6.65%,  6/1/25,  LOC:  AMBAC  *
                                                            250,000      250,000
ST.  JOSEPH  COUNTY  ECONOMIC  DEVELOPMENT  REVENUE,  6.85%, 6/1/27, LOC: FHLB -
INDIANAPOLIS  *                                             850,000      850,000
ST.  PAUL,  MINNESOTA  HOUSING  AND  REDEVELOPMENT  AUTHORITY,  6.70%,  6/1/15,
  LOC:  CREDIT  LOCAL  DE  FRANCE  *                        670,000      670,000
ST.  PAUL,  MINNESOTA  PORT  IDA, 6.75%, 6/1/11, LOC: US BANK - NATIONAL ASSN. *
                                                            705,000      705,000
STOW-GLEN  PROPERTIES  LLC, 6.75%, 11/1/19, LOC: FIRSTAR BANK *
                                                            300,000      300,000
SUFFOLK  COUNTY,  NEW  YORK IDA REVENUE, 6.68%, 12/15/07, LOC: CHASE MANHATTAN *
                                                            405,000      405,000
W.L.  PETREY  WHOLESALE,  INC.,  INDUSTRIAL  DEVELOPMENT,  6.75%,  3/1/11,
  LOC: SOUTHTRUST  BANK,  AL  *                             345,000      345,000
WASHINGTON  STATE  HOUSING  FINANCE  AUTHORITY,  6.75%,  7/1/29,
  LOC:  BANK  ONE,  NA  *                                   580,000      580,000
WENATCHEE  VALLEY,  WASHINGTON  CLINIC, 6.70%, 11/23/24,
  LOC: US BANK - NATIONAL ASSN.  *                          200,000      200,000

TOTAL  TAXABLE  VARIABLE  RATE  DEMAND  NOTES  (COST  $17,019,000)    17,019,000


CORPORATE  OBLIGATIONS  -  4.4%
BANK  OF  AMERICA,  7.38%,  5/17/01                         500,000      500,000
JOHN  DEERE  CAPITAL  CORP.,  7.14%,  6/20/01               500,000      500,000

          TOTAL  CORPORATE OBLIGATIONS (COST $1,000,000)               1,000,000

                                                          PRINCIPAL
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES  -  8.0%      AMOUNT        VALUE
FEDERAL  FARM  CREDIT  BANK,  5.57%,  3/23/01              $500,000     $496,771
FHLMC,  5.00%,  8/14/00                                     500,000      499,196
FHLMC,  6.50%,  1/12/01                                     300,000      300,000
FHLMC,  6.56%,  2/15/01                                     520,000      519,695

TOTAL U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES (COST $1,815,662)
                                                                       1,815,662

TAXABLE  MUNICIPAL  OBLIGATIONS  -  11.2%
CALIFORNIA STATEWIDE COMMUNITY DEVELOPMENT AUTHORITY MFH REVENUE, 6.95%, 7/1/29,
 LOC: SANWA BANK, CONFIRMING LOC: CALIFORNIA STATE TEACHER'S RETIREMENT SYSTEM *
                                                            345,000      345,000
CITY OF CHICAGO GO BOND, 6.72%, 1/1/19, LOC: FGIC *         350,000      350,000
HEALTH  INSURANCE  PLAN  GREATER NY REVENUE, 6.80%, 7/1/16, LOC: MORGAN GUARANTY
TRUST  *                                                    400,000      400,000
MARICOPA  COUNTY,  ARIZONA  IDA  REVENUE, 6.70%, 2/1/29, LOC: BANQUE NATIONAL DE
PARIS  *                                                    690,000      690,000
VIRGINIA  STATE  HOUSING  DEVELOPMENT  AUTHORITY,  6.80%,  1/1/47,
  GA:  VIRGINIA  HOUSING DEVELOPMENT AUTHORITY *            735,000      735,000

          TOTAL  MUNICIPAL OBLIGATIONS (COST $2,520,000)               2,520,000

          TOTAL  INVESTMENTS  (COST  $22,354,662)  -  98.8%           22,354,662
          OTHER  ASSETS  AND  LIABILITIES, NET - 1.2%                    277,107
          NET  ASSETS  -  100%                                       $22,631,769
















* OPTIONAL TENDER FEATURES GIVE THESE SECURITIES A SHORTER EFFECTIVE MATURITY DATE.

EXPLANATION  OF  GUARANTEES:            ABBREVIATIONS:
  BPA:  BOND-PURCHASE  AGREEMENT        COPS:  CERTIFICATES  OF  PARTICIPATION
  GA:  GUARANTY  AGREEMENT              DFA:  DEVELOPMENT  FINANCIAL  AUTHORITY
  LOC:  LETTER  OF  CREDIT              GO:  GENERAL  OBLIGATION
  MFH:  MULTI-FAMILY  HOUSING           IDA:  INDUSTRIAL  DEVELOPMENT AUTHORITY

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MONEY  MARKET  PORTFOLIO
STATEMENT  OF  ASSETS  AND  LIABILITIES
JUNE  30,  2000

ASSETS
INVESTMENTS IN SECURITIES, AT  VALUE - SEE ACCOMPANYING PORTFOLIO    $22,354,662
CASH                                                                      76,441
INTEREST  RECEIVABLE                                                     217,861
OTHER  ASSETS                                                                152
  TOTAL  ASSETS                                                       22,649,116

LIABILITIES
PAYABLE  TO  CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.                    7,527
PAYABLE  TO  CALVERT  ADMINISTRATIVE  SERVICES  COMPANY                    2,771
PAYABLE  TO  CALVERT  SHAREHOLDER  SERVICES,  INC.                         3,300
ACCRUED  EXPENSES  AND  OTHER  LIABILITIES                                 3,749
     TOTAL  LIABILITIES                                                   17,347
          NET  ASSETS                                                $22,631,769

NET  ASSETS  CONSIST  OF:
PAR  VALUE  AND  PAID-IN  CAPITAL  APPLICABLE  TO  22,636,291  SHARES  OF COMMON
  STOCK  OUTSTANDING;  $0.01  PAR  VALUE,  2,000,000,000  SHARES  AUTHORIZED
                                                                     $22,631,716
UNDISTRIBUTED  NET  INVESTMENT  INCOME                                        59
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS                    (6)

          NET  ASSETS                                                $22,631,769

          NET  ASSET  VALUE  PER  SHARE                                    $1.00


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MONEY  MARKET  PORTFOLIO
STATEMENT  OF  OPERATIONS
SIX  MONTHS  ENDED  JUNE  30,  2000


NET  INVESTMENT  INCOME
INVESTMENT  INCOME:
     INTEREST  INCOME                                                   $497,626
          TOTAL  INVESTMENT  INCOME                                      497,626

EXPENSES:
     INVESTMENT  ADVISORY  FEE                                            24,184
     TRANSFER  AGENCY  FEES  AND  EXPENSES                                 2,509
     ADMINISTRATIVE  FEES                                                 12,779
     ACCOUNTING  FEES                                                      5,410
     DIRECTORS'  FEES  AND  EXPENSES                                       5,078
     CUSTODIAN  FEES                                                         533
     REPORTS  TO  SHAREHOLDERS                                               444
     PROFESSIONAL  FEES                                                    2,670
     MISCELLANEOUS                                                           265
          TOTAL  EXPENSES                                                 53,872
          FEES  PAID  INDIRECTLY                                         (4,330)
               NET  EXPENSES                                              49,542

                    NET  INVESTMENT  INCOME                              448,084

                    INCREASE  (DECREASE)  IN  NET  ASSETS
                    RESULTING  FROM  OPERATIONS                         $448,084



SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MONEY  MARKET  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                   SIX MONTHS ENDED   YEAR ENDED
                                                       JUNE 30,     DECEMBER 31,
INCREASE  (DECREASE)  IN  NET  ASSETS                   2000             1999
OPERATIONS:
     NET  INVESTMENT  INCOME                               $448,084     $732,727
     NET  REALIZED  GAIN  (LOSS)                                  -          (6)

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS                       448,084      732,721

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
     NET  INVESTMENT  INCOME                              (448,035)    (733,026)

CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD                                        23,810,295   40,553,397
     REINVESTMENT  OF DISTRIBUTIONS                         446,634      731,494
          SHARES   REDEEMED                            (18,012,331) (36,102,457)
          TOTAL  CAPITAL  SHARE  TRANSACTIONS             6,244,598    5,182,434

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS              6,244,647    5,182,129

NET  ASSETS
BEGINNING  OF  PERIOD                                    16,387,122   11,204,993
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
     INCOME  OF  $59 AND $10, RESPECTIVELY)             $22,631,769  $16,387,122

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                                             23,810,295   40,553,397
REINVESTMENT  OF  DISTRIBUTIONS                             446,634      731,494
SHARES  REDEEMED                                       (18,012,331) (36,102,457)
     TOTAL  CAPITAL  SHARE  ACTIVITY                      6,244,598    5,182,434


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: CALVERT SOCIAL MONEY MARKET PORTFOLIO (THE "PORTFOLIO"), A SERIES OF CALVERT VARIABLE SERIES, INC. (THE "FUND"), IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE OPERATIONS OF EACH SERIES OF THE FUND ARE ACCOUNTED FOR SEPARATELY. THE SHARES OF THE PORTFOLIO ARE SOLD TO AFFILIATED AND UNAFFILIATED INSURANCE COMPANIES FOR ALLOCATION TO CERTAIN OF THEIR VARIABLE SEPARATE ACCOUNTS. SECURITY VALUATION: ALL SECURITIES ARE VALUED AT AMORTIZED COST, WHICH APPROXIMATES MARKET.
REPURCHASE AGREEMENTS: THE PORTFOLIO MAY ENTER INTO REPURCHASE AGREEMENTS WITH RECOGNIZED FINANCIAL INSTITUTIONS OR REGISTERED BROKER/DEALERS AND, IN ALL INSTANCES, HOLDS UNDERLYING SECURITIES WITH A VALUE EXCEEDING THE TOTAL REPURCHASE PRICE, INCLUDING ACCRUED INTEREST. ALTHOUGH RISK IS MITIGATED BY THE COLLATERAL, THE FUND COULD EXPERIENCE A DELAY IN RECOVERING ITS VALUE AND A POSSIBLE LOSS OF INCOME OR VALUE IF THE COUNTERPARTY FAILS TO PERFORM IN ACCORDANCE WITH THE TERMS OF THE AGREEMENT.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE PORTFOLIO ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME ARE ACCRUED DAILY AND PAID MONTHLY. DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE PORTFOLIO'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE PORTFOLIO HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT ARRANGEMENT IS AN ALTERNATIVE TO OVERNIGHT INVESTMENTS. FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE PORTFOLIO INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS EARNINGS.
NOTE  B  -  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE PORTFOLIO. FOR ITS SERVICES, THE ADVISOR RECEIVES A MONTHLY FEE BASED ON AN ANNUAL RATE OF .30%, OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS. CALVERT ADMINISTRATIVE SERVICES COMPANY, INC., AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE PORTFOLIO FOR AN ANNUAL FEE, PAYABLE MONTHLY, OF .20% OF THE AVERAGE DAILY NET ASSETS OF THE PORTFOLIO. CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, ACTS AS SHAREHOLDER SERVICING AGENT FOR THE PORTFOLIO. FOR ITS SERVICES, CSSI RECEIVED A FEE OF $982 FOR THE PERIOD ENDED JUNE 30, 2000. NATIONAL FINANCIAL DATA SERVICES, INC. IS THE TRANSFER AND DIVIDEND DISBURSING AGENT.
EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED A FEE OF $1,500 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $15,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. DIRECTOR'S FEES ARE ALLOCATED TO EACH OF THE PORTFOLIOS SERVED.

NOTE  C  -  INVESTMENT  ACTIVITY
THE COST OF INVESTMENTS OWNED AT JUNE 30, 2000, WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES.
AS A CASH MANAGEMENT PRACTICE, THE PORTFOLIO MAY SELL OR PURCHASE SHORT-TERM VARIABLE RATE DEMAND NOTES FROM OTHER PORTFOLIOS MANAGED BY THE ADVISOR. ALL TRANSACTIONS ARE EXECUTED AT INDEPENDENTLY DERIVED PRICES.
NET REALIZED CAPITAL LOSS CARRYFORWARD FOR FEDERAL INCOME TAX PURPOSES, OF $6 AT DECEMBER 31, 1999 MAY BE UTILIZED TO OFFSET FUTURE CAPITAL GAINS UNTIL EXPIRATION IN DECEMBER 2007.
NOTE  D  -  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE PORTFOLIO HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT JUNE 30, 2000.

MONEY  MARKET  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                         PERIODS  ENDED
                                      JUNE 30,     DECEMBER 31,     DECEMBER 31,
                                       2000          1999               1998
NET  ASSET  VALUE,  BEGINNING           $1.00            $1.00             $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME             .028             .047              .050
     TOTAL FROM INVESTMENT OPERATIONS    .028             .047              .050
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME            (.028)           (.047)           (.050)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                            -                -                 -
NET  ASSET  VALUE,  ENDING              $1.00            $1.00             $1.00

TOTAL  RETURN                            2.82%            4.82%            5.14%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME             5.56% (A)        4.72%            5.01%
     TOTAL  EXPENSES                      .67% (A)         .67%             .66%
     EXPENSES  BEFORE  OFFSETS            .67% (A)         .67%             .66%
     NET  EXPENSES                        .61% (A)         .64%             .63%
NET ASSETS, ENDING (IN  THOUSANDS)    $22,632          $16,387           $11,205




                                         YEARS  ENDED
                                  DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                     1997            1996               1995
NET  ASSET  VALUE,  BEGINNING           $1.00            $1.00             $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME             .051             .048              .055
     TOTAL FROM INVESTMENT OPERATIONS    .051             .048              .055
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME            (.051)           (.048)           (.055)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                            -                -                 -
NET  ASSET  VALUE,  ENDING              $1.00            $1.00             $1.00

TOTAL  RETURN                            5.20%            4.95%            5.37%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME             5.10%            4.82%            5.23%
     TOTAL  EXPENSES                      .69%             .75%             .66%
     EXPENSES  BEFORE  OFFSETS            .69%             .75%             .66%
     NET  EXPENSES                        .59%             .62%             .59%
NET ASSETS, ENDING (IN THOUSANDS)      $6,242           $4,378            $5,129

(A)  ANNUALIZED

CALVERT  VARIABLE  SERIES,  INC.
CALVERT  SOCIAL  SMALL  CAP  GROWTH  PORTFOLIO

MANAGED  BY  AWAD  ASSET  MANAGEMENT,  INC.
DEAR  INVESTOR:
AS WE REVIEW THE YEAR 2000 TO DATE, WE SEE A FIRST QUARTER THAT WAS POSITIVE FOR THE FINANCIAL MARKETS FOLLOWED BY A SECOND QUARTER BUFFETED BY A VARIETY OF CROSS CURRENTS - WITH A RESULTING MODERATE DOWNWARD BIAS IN EQUITY PRICES. PERFORMANCE AND STRATEGY
THE FUND RETURNED 8.59% FOR THE SIX-MONTH PERIOD ENDING JUNE 30, 2000, SIGNIFICANTLY OUTPERFORMING THE RUSSELL 2000 INDEX TR WHICH RETURNED 3.04%. THE DEFINING MOMENT OF THE YEAR TO DATE WAS THE MID-MARCH BREAK IN MOMENTUM STOCKS, ENDING AN EXTENDED PHENOMENON POPULATED BY DAY TRADING, MOMENTUM INVESTING, AND TREND FOLLOWING. THOSE OF US WHO HAVE BEEN IN THE BUSINESS FOR MANY YEARS HAVE WATCHED IN DISBELIEF, OUR ONLY COMFORT BEING OUR JUDGMENT THAT THIS SPECULATIVE PERIOD WILL PASS, LEADING TO A RETURN TO A MORE TRADITIONAL, RATIONAL INVESTMENT ENVIRONMENT.
IN FACT, WE ARE IN THE PROCESS OF MAKING THE TRANSITION FROM A MOMENTUM MARKET TO A RATIONAL ENVIRONMENT; FROM A BUY HIGH/SELL HIGHER MARKET TO A BUY LOW/SELL HIGH MARKET; FROM A BUY GROWTH-AT-ANY-PRICE MARKET TO A BUY-GROWTH-AT-A-REASONABLE-PRICE MARKET.
WE BELIEVE THAT THE MIGRATION TO A THINKING PERSON'S RELATIVE VALUE MARKET SHOULD WORK TO THE BENEFIT OF OUR INVESTORS. OUR RESEARCH-ORIENTED PHILOSOPHY LEADS US TO SEEK OUT COMPANIES WITH GROWING EARNINGS, MARKET DOMINANCE, GOOD BALANCE SHEETS, AND HIGH INSIDER STOCK OWNERSHIP THAT SELL AT ATTRACTIVE VALUATIONS. WE HAVE RETURNED TO AN ENVIRONMENT WHERE INVESTORS WATCH STOCKS RISE TO APPROPRIATE VALUE - A WHOLLY DIFFERENT WORLD FROM THE OLD MOMENTUM DAYS WHERE OUR STOCK SELECTIONS WERE OFTEN IGNORED BY THE MARKET, RESULTING IN CHEAP STOCKS THAT REMAIN CHEAP.
OUTLOOK
OUR STRATEGY, THEN, REMAINS INTACT. AND WE WILL MAINTAIN OUR POLICY OF SEEKING OUT GROWING COMPANIES THAT SELL AT VALUE INVESTOR PRICES. SOME WILL BE OLD ECONOMY COMPANIES THAT HAVE ADJUSTED TO AND TAKEN ADVANTAGE OF THE NEW ECONOMY; SOME WILL BE NEW ECONOMY STOCKS WITH CONSERVATIVE BUSINESS MODELS AND UNIQUE VALUATION MATRICES; SOME WILL BE PLAIN OLD GROWTH-AT-A-REASONABLE-PRICE STOCKS. THE COMBINATION SHOULD LEAVE THE FUND POSITIONED FOR GOOD RISK-ADJUSTED APPRECIATION OF VALUES.
THE MONTHS AHEAD SHOULD SEE A STABILIZATION OF INTEREST RATES ACCOMPANIED BY GROWING CORPORATE PROFITS. THIS COMBINATION, ACCOMPANIED BY A SOLID, DOWN TO EARTH INVESTMENT ENVIRONMENT, SHOULD FAVOR OUR INVESTORS WITH JUST RETURNS.

SINCERELY,

JAMES  D.  AWAD
AWAD  ASSET  MANAGEMENT
JULY  28,  2000

CVS  CALVERT  SOCIAL
SMALL  CAP  GROWTH  PORTFOLIO

[INSERT  LINE  GRAPH  HERE]

AVERAGE  ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  6.30.00)
ONE  YEAR                   27.12%
FIVE  YEAR                  10.07%
SINCE  INCEPTION             9.45%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

FOR COMPARISON PURPOSES, PORTFOLIO AND INDEX PERFORMANCE IS SHOWN FROM THE MONTH END DATE OF 3.31.95.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

NEW  SUBADVISOR  ASSUMED  MANAGEMENT  OF  THE  PORTFOLIO EFFECTIVE OCTOBER 1997.

CALVERT SOCIAL SMALL CAP GROWTH PORTFOLIO OF CALVERT VARIABLE SERIES, INC., SHOULD NOT BE CONFUSED WITH THE NEW VISION SMALL CAP FUND. PERFORMANCE OF THE TWO FUNDS WILL DIFFER.

SMALL  CAP  GROWTH  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
JUNE  30,  2000

EQUITY  SECURITIES  -  93.7%                                 SHARES        VALUE
AGRICULTURAL  PRODUCTS  -  2.4%
CORN  PRODUCTS  INTERNATIONAL,  INC.                          5,800     $153,700


AIR  FREIGHT  -  1.7%
IRON  MOUNTAIN,  INC.*                                        3,000      102,000


BANKS  -  3.7%
CAPITAL  CROSSING  BANK  *                                   10,000      102,500
NORTH  FORK  BANCORPORATION,  INC.                            8,000      121,000
                                                                         223,500

COMMUNICATIONS  EQUIPMENT  -  11.1%
AMERICAN  TOWER  CORP.,  CLASS  A  *                          3,500      145,906
C-CUBE  MICROSYSTEMS,  INC.  *                               10,000      196,250
COMMSCOPE,  INC.*                                             3,000      123,000
HARMONIC,  INC.  *                                            2,814       69,647
RESEARCH  IN  MOTION  LTD.  *                                 3,000      135,750
                                                                         670,553

COMPUTER  HARDWARE  -  3.2%
ANCOR  COMMUNICATIONS,  INC.  *                               5,500      196,711


COMPUTER  PERIPHERALS  -  7.2%
MAXTOR  CORP.  *                                             15,000      158,437
PRINTRONIX,  INC.  *                                          6,000       78,750
QUANTUM  CORP.  *                                            18,000      199,125
                                                                         436,312

COMPUTER  SOFTWARE  AND  SERVICES  -  13.3%
AFFILIATED  COMPUTER  SERVICES,  INC.  *                      6,000      198,375
AUDIBLE,  INC.                                               20,000       83,125
AVID  TECHNOLOGY,  INC.  *                                   14,500      174,000
DESCARTES  SYSTEMS  GROUP  INC.  *                            6,500      199,875
BARRA,  INC.  *                                               2,000       99,125
KRONOS,  INC.*                                                2,000       52,000
                                                                         806,500

DISTRIBUTORS  -  FOOD  &  HEALTH  -  2.2%
VENTIV  HEALTH,  INC.  *                                     12,000      133,500


FINANCIAL  -  DIVERSIFIED  -  5.3%
DORAL  FINANCIAL  CORP.                                       9,800      112,088
INVESTORS  FINANCIAL  SERVICES  CORP.                         5,200      206,375
                                                                         318,463

ELECTRONICS  EQUIPMENT  -  6.0%
LTX  CORP.*                                                   4,000      139,750
S3  INCORPORATED*.                                            6,000       88,500
SILICON  STORAGE  TECHNOLOGY*                                 1,500      132,469
                                                                         360,719

EQUITY  SECURITIES  -  CONT'D                                SHARES        VALUE
INSURANCE  -  LIFE/HEALTH  -  4.2%
ANNUITY  AND  LIFE  RE  HOLDINGS                              7,500     $183,750
PRESIDENTIAL  LIFE  CORP.                                     5,000       69,375
                                                                         253,125

MACHINERY  -  DIVERSIFIED  -  2.2%
KAYDON  CORP.                                                 6,300      132,300


MANUFACTURING  -  SPECIALIZED  -  1.3%
ASTEC  INDUSTRIES,  INC.  *                                   3,100       78,662


PHOTOGRAPHY  &  IMAGING  -  1.1%
ZEBRA  TECHNOLOGIES  CORP.,  CLASS  A  *                      1,500       66,469


PUBLISHING  -  8.6%
HOUGHTON  MIFFLIN  CO.                                        3,650      170,409
PENTON  MEDIA,  INC.                                          4,800      168,000
WILEY  (JOHN)  &  SONS,  INC.,  CLASS  A                      8,100      182,250
                                                                         520,659

RETAIL  -  DISCOUNTERS  -  1.4%
BRADLEES,  INC.  *                                           15,000       84,375


SERVICE  COMMERCIAL  AND  CONSUMERS  -  6.5%
NEW  HORIZONS  WORLDWIDE,  INC.  *                            8,250      191,684
STARTEK,  INC.  *                                             1,500       75,562
TELETECH  HOLDINGS,  INC.  *                                  4,000      124,250
                                                                         391,496

SERVICE  COMPUTER  SYSTEM  -  3.4%
HEALTH  MANAGEMENT  SYSTEMS,  INC.  *                        11,000       34,375
INVESTMENT  TECHNOLOGY  GROUP,  INC.  *                       4,000      170,250
                                                                         204,625

SERVICES  -  DATA  PROCESSING  -  3.2%
NOVA  CORP.*                                                  7,000      195,562


SERVICES  -  EMPLOYMENT  -  3.6%
KORN  /  FERRY  INTERNATIONAL  *                              6,900      218,644


TELECOMMUNICATION  -  LONG  DISTANCE  -  2.1%
ALASKA  COMMUNICATION  SYSTEMS  HOLDINGS,  INC.  *           12,500      129,688


     TOTAL  EQUITY  SECURITIES  (COST  $5,147,706)                     5,677,563


          TOTAL  INVESTMENTS  (COST  $5,147,706) - 93.7%               5,677,563
          OTHER  ASSETS  AND  LIABILITIES,  NET  -  6.3%                 379,758
          NET  ASSETS  -  100%                                        $6,057,321

*   NON  INCOME  PRODUCING.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

SMALL  CAP  GROWTH  PORTFOLIO
STATEMENT  OF  ASSETS  AND  LIABILITIES
JUNE  30,  2000

ASSETS
INVESTMENTS IN SECURITIES, AT VALUE - SEE ACCOMPANYING PORTFOLIO      $5,677,563
CASH                                                                     457,257
RECEIVABLE  FOR  INVESTMENTS  SOLD                                        59,998
DIVIDENDS  RECEIVABLE                                                      1,807
OTHER  ASSETS                                                                 32
     TOTAL  ASSETS                                                     6,196,657

LIABILITIES
PAYABLE  FOR  SECURITIES  PURCHASED                                      131,371
PAYABLE  TO  CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.                    3,722
PAYABLE  TO  CALVERT  ADMINISTRATIVE  SERVICES  COMPANY                    1,206
ACCRUED  EXPENSES  AND  OTHER  LIABILITIES                                 3,037
     TOTAL  LIABILITIES                                                  139,336
          NET  ASSETS                                                 $6,057,321

NET  ASSETS  CONSIST  OF:
PAR VALUE AND PAID-IN CAPITAL APPLICABLE TO 420,411 SHARES OF COMMON STOCK OUTSTANDING; $0.01 PAR VALUE, 1,000,000,000 SHARES AUTHORIZED $5,216,875
UNDISTRIBUTED  NET  INVESTMENT  INCOME  (LOSS)                          (21,890)
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS                332,479
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)  ON  INVESTMENTS           529,857

          NET  ASSETS                                                 $6,057,321

          NET  ASSET  VALUE  PER  SHARE                                   $14.41


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

SMALL  CAP  GROWTH  PORTFOLIO
STATEMENT  OF  OPERATIONS
SIX  MONTHS  ENDED  JUNE  30,  2000

NET  INVESTMENT  INCOME
INVESTMENT  INCOME:
     DIVIDEND  INCOME  (NET  OF  FOREIGN TAXES WITHHELD OF $172)          $9,496
          TOTAL  INVESTMENT  INCOME                                        9,496

EXPENSES:
     INVESTMENT  ADVISORY  FEE                                            19,898
     TRANSFER  AGENT  FEES  AND  EXPENSES                                  2,140
     ACCOUNTING  FEES                                                      4,226
     DIRECTORS'  FEES  AND  EXPENSES                                         190
     ADMINISTRATIVE  FEES                                                  6,632
     CUSTODIAN  FEES                                                       5,135
     REPORTS  TO  SHAREHOLDERS                                             1,091
     PROFESSIONAL  FEES                                                    2,177
     MISCELLANEOUS                                                            78
          TOTAL  EXPENSES                                                 41,567
          FEES  PAID  INDIRECTLY                                        (10,181)
               NET  EXPENSES                                              31,386

                    NET  INVESTMENT  INCOME  (LOSS)                     (21,890)

REALIZED  AND  UNREALIZED  GAIN  (LOSS)  ON  INVESTMENTS
NET  REALIZED  GAIN  (LOSS)                                              723,066
CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)               (291,982)

               NET  REALIZED  AND  UNREALIZED  GAIN
               (LOSS)  ON  INVESTMENTS                                   431,084

               INCREASE  (DECREASE)  IN  NET  ASSETS
               RESULTING  FROM  OPERATIONS                              $409,194


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

SMALL  CAP  GROWTH  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                       PERIOD ENDED   YEAR ENDED
                                                         JUNE 30,   DECEMBER 31,
INCREASE  (DECREASE)  IN  NET  ASSETS                     2000          1999
OPERATIONS:
     NET  INVESTMENT  INCOME  (LOSS)                       ($21,890)   ($17,702)
     NET  REALIZED  GAIN  (LOSS)                            723,066    (130,377)
     CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)   (291,982)     881,401

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS                       409,194      733,322

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
     NET  INVESTMENT  INCOME                                      -      (1,634)
     NET  REALIZED  GAIN  ON  INVESTMENTS                         -            -
          TOTAL  DISTRIBUTIONS                                    -      (1,634)

CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD                                         1,823,258    1,394,746
     REINVESTMENT  OF  DISTRIBUTIONS                              -        1,634
     SHARES  REDEEMED                                      (624,611) (1,304,404)
          TOTAL  CAPITAL  SHARE  TRANSACTIONS             1,198,647       91,976

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS              1,607,841      823,664

NET  ASSETS
BEGINNING  OF  PERIOD                                     4,449,480    3,625,816
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT  INCOME  (LOSS)
     OF  ($21,890)  AND  $0,  RESPECTIVELY)              $6,059,321   $4,449,480

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                                                128,890      127,963
REINVESTMENT  OF  DISTRIBUTIONS                                   -          124
SHARES  REDEEMED                                            (43,700)   (118,808)
     TOTAL  CAPITAL  SHARE  ACTIVITY                         85,190        9,279


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: CALVERT SOCIAL SMALL CAP GROWTH PORTFOLIO (THE "PORTFOLIO"), A SERIES OF CALVERT VARIABLE SERIES, INC. (THE "FUND"), IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE OPERATIONS OF EACH SERIES OF THE FUND ARE ACCOUNTED FOR SEPARATELY. THE SHARES OF THE PORTFOLIO ARE SOLD TO AFFILIATED AND UNAFFILIATED INSURANCE COMPANIES FOR ALLOCATION TO CERTAIN OF THEIR VARIABLE SEPARATE ACCOUNTS. SECURITY VALUATION: SECURITIES LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. UNLISTED SECURITIES AND LISTED SECURITIES FOR WHICH THE LAST SALE PRICE IS NOT AVAILABLE ARE VALUED AT THE MOST RECENT BID PRICE OR BASED ON A YIELD EQUIVALENT OBTAINED FROM THE SECURITIES' MARKET MAKER. OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF DIRECTORS.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. DIVIDEND INCOME IS RECORDED ON THE EX-DIVIDEND DATE. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE PORTFOLIO ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE PORTFOLIO'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE PORTFOLIO HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT ARRANGEMENT IS AN ALTERNATIVE TO OVERNIGHT INVESTMENTS. FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE PORTFOLIO INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS EARNINGS.
NOTE  B  -  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE PORTFOLIO. FOR ITS SERVICES, THE ADVISOR RECEIVES A MONTHLY FEE BASED ON AN ANNUAL RATE OF .75%, OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS. CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE PORTFOLIO FOR AN ANNUAL FEE, PAYABLE MONTHLY OF
 .25%  BASED  ON  THE  PORTFOLIO'S  AVERAGE  DAILY  NET  ASSETS.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, ACTS AS SHAREHOLDER SERVICING AGENT FOR THE PORTFOLIO. NATIONAL FINANCIAL DATA SERVICES, INC. IS THE TRANSFER AND DIVIDEND DISBURSING AGENT.
EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVES A FEE OF $1,500 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $15,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. DIRECTOR'S FEES ARE ALLOCATED TO EACH OF THE PORTFOLIOS SERVED.

NOTE  C  -  INVESTMENT  ACTIVITY
DURING THE PERIOD PURCHASES AND SALES OF INVESTMENTS, OTHER THAN SHORT-TERM SECURITIES, WERE $3,394,122 AND $2,090,388, RESPECTIVELY.
THE COST OF INVESTMENTS OWNED AT JUNE 30, 2000 WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES. NET UNREALIZED APPRECIATION AGGREGATED $529,857, OF WHICH $1,077,258 RELATED TO APPRECIATED SECURITIES AND $529,857 RELATED TO DEPRECIATED SECURITIES.
NET REALIZED CAPITAL LOSS CARRYFORWARDS FOR FEDERAL INCOME TAX PURPOSES, OF $263,528 AND $128,940 AT DECEMBER 31, 1999 MAY BE UTILIZED TO OFFSET FUTURE CAPITAL GAINS UNTIL EXPIRATION IN DECEMBER 2006 AND 2007, RESPECTIVELY. NOTE D - LINE OF CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE PORTFOLIO HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT JUNE 30, 2000.

SMALL  CAP  GROWTH  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                                 PERIODS  ENDED
                                      JUNE 30,     DECEMBER 31,     DECEMBER 31,
                                       2000          1999              1998
NET  ASSET  VALUE,  BEGINNING           $13.27           $11.12           $12.02
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME              (.05)            (.05)             .02
NET REALIZED AND UNREALIZED GAIN (LOSS)   1.19             2.20            (.77)
     TOTAL FROM INVESTMENT OPERATIONS     1.14             2.15            (.75)
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                 -               **            (.01)
     NET  REALIZED  GAINS                    -                -            (.14)
          TOTAL  DISTRIBUTIONS               -                -            (.15)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                          1.14             2.15            (.90)
NET  ASSET  VALUE,  ENDING              $14.41           $13.27           $11.12

TOTAL  RETURN                             8.59%           19.38%         (6.23%)
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME              (.83%) (A)       (.51%)           .12%
     TOTAL  EXPENSES                      1.57% (A)        1.58%           1.33%
     EXPENSES  BEFORE  OFFSETS            1.57% (A)        1.58%           1.33%
     NET  EXPENSES                        1.18% (A)        1.15%           1.12%
PORTFOLIO  TURNOVER                         46%              79%             72%
NET ASSETS, ENDING (IN THOUSANDS)       $6,057           $4,449           $3,626



                                                 PERIODS  ENDED
                                  DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                     1997            1996              1995*
NET  ASSET  VALUE,  BEGINNING           $14.65           $10.94           $10.00
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME              (.12)            (.15)             .25
NET REALIZED AND UNREALIZED GAIN (LOSS)  (1.32)            3.90              .93
     TOTAL FROM INVESTMENT OPERATIONS    (1.44)            3.75             1.18
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                 -                -            (.24)
     NET  REALIZED  GAINS                (1.19)            (.04)               -
          TOTAL  DISTRIBUTIONS           (1.19)            (.04)           (.24)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                         (2.63)            3.71              .94
NET  ASSET  VALUE,  ENDING              $12.02           $14.65           $10.94

TOTAL  RETURN                            (9.86%)          34.33%           9.65%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME             (1.19%)          (1.60%)        .43%(A)
     TOTAL  EXPENSES                      2.10%            2.47%        2.37%(A)
     EXPENSES  BEFORE  OFFSETS            1.92%            2.27%        2.17%(A)
     NET  EXPENSES                        1.61%            1.81%        1.64%(A)
PORTFOLIO  TURNOVER                        292%             120%            223%
NET ASSETS, ENDING (IN THOUSANDS)       $4,146           $3,031           $1,209


(A)   ANNUALIZED
*     FROM  MARCH  1,  1995  INCEPTION.
**    DISTRIBUTION  WAS  LESS  THAN  .01  PER  SHARE.

CALVERT  VARIABLE  SERIES,  INC.
CALVERT  SOCIAL  MID  CAP  GROWTH  PORTFOLIO

MANAGED  BY  BROWN  CAPITAL  MANAGEMENT,  INC.




DEAR  INVESTOR:

WE HAVE FOR SOME TIME BELIEVED THAT MID CAP STOCK VALUATIONS HAVE BEEN, ON A RELATIVE BASIS, MORE ATTRACTIVE THAN LARGE CAP STOCK VALUATIONS. SINCE THE START OF THE YEAR, INVESTORS APPARENTLY AGREE WITH OUR THESIS. WHEREAS LARGE CAP STOCKS, MEASURED BY THE S&P 500, HAVE PRODUCED A TOTAL RETURN OF -0.42% FOR THE FIRST SIX MONTHS OF 2000, MID CAP STOCKS HAVE PERFORMED CONSIDERABLY BETTER IN RELATIVE TERMS.
PERFORMANCE  AND  STRATEGY
FOR THE SIX-MONTH PERIOD ENDING JUNE 30, 2000, THE PORTFOLIO PRODUCED A TOTAL RETURN OF 11.49%, OUTPERFORMING THE S&P MIDCAP 400 INDEX RETURN OF 9.06%.

TO WHAT DO WE ATTRIBUTE THE FUND'S PERFORMANCE RELATIVE TO THE S&P MIDCAP INDEX? IN THE ABSOLUTE SENSE, INVESTORS BROADENED THEIR OPPORTUNITIES TO INCLUDE MID CAP COMPANIES PLAYING OFF GROWTH IN THE CONSUMER CYCLICAL, CONSUMER STAPLES, AND FINANCIAL SECTORS.
INVESTMENT  CLIMATE
MOST APPARENT DURING THE FIRST SIX MONTHS OF 2000 WAS THE GRADUAL RETURN OF A MORE RATIONAL INVESTMENT CLIMATE FOR EQUITIES. FOR A SHORT WHILE IT APPEARED AS THOUGH THE MARKET WOULD FAVOR COMPANIES WITH A LOT OF HOPE (AND LITTLE TO NO EARNINGS) AS THEIR STOCK PRICES OUTPACED THOSE COMPANIES WITH BRAND, REPUTATION, EARNINGS STABILITY, AND EXPERIENCED MANAGEMENT. CERTAINLY MANY PROFESSIONAL INVESTORS WERE LURED INTO THE DOT-COM ABYSS, ATTRACTED BY THE OVERLY SIMPLISTIC INVESTMENT STRATEGY KNOWN AS "THE GREATER FOOL THEORY." FOR US AT BROWN CAPITAL MANAGEMENT, DISCIPLINED INVESTING IN COMPANIES WITH SOUND FUNDAMENTALS AT A REASONABLE PRICE REMAINED PARAMOUNT TO ACHIEVING ABOVE-AVERAGE RETURNS OVER THE LONG-TERM. AS THE FIRST HALF OF THE YEAR PROGRESSED, A LINGERING FEAR OF INFLATION, THE PROSPECT OF A SLOWING ECONOMY, AND FED MONETARY POLICY CAUSED UNREASONABLY HIGH VALUATION LEVELS TO COLLAPSE.
OUTLOOK
OUR OUTLOOK FOR THE SECOND HALF OF 2000 IS ONE OF CAUTIOUS OPTIMISM. WE SEE FEW SIGNS TO SUGGEST THAT INFLATIONARY PRESSURE WILL INTENSIFY, CAUSING A PRONOUNCED UPWARD TREND IN INTEREST RATES. CORPORATE PROFIT GROWTH WILL LIKELY SLOW, THOUGH NOT TO A LEVEL AT WHICH WE WOULD BECOME OVERLY CONCERNED. EQUITY VALUATIONS ARE RICH, BUT NOT OVERLY SO, ALLOWING FOR GENERALLY HIGHER P/E RATIOS IN PERIODS OF LOW INTEREST RATES. ASSUMING A STABLE INTEREST RATE ENVIRONMENT IN THE LATTER HALF OF THE YEAR, WE EXPECT APPRECIATION IN STOCK PRICES TO BE DRIVEN PRIMARILY BY EARNINGS GROWTH AND SUSTAINED INVESTOR CONFIDENCE.

CVS  CALVERT  SOCIAL
MID  CAP  GROWTH  PORTFOLIO1

COMPARISON  OF  CHANGE  IN
VALUE  OF  A  HYPOTHETICAL  $10,000  INVESTMENT.2







[INSERT  LINE  GRAPH  HERE]








AVERAGE  ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  6.30.00)
ONE  YEAR                       10.07%
FIVE  YEAR                      18.05%
SINCE  INCEPTION  (7.16.91)     14.61%

1PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

2FOR  COMPARISON  PURPOSES,  PORTFOLIO  AND  INDEX PERFORMANCE IS SHOWN FROM THE
MONTH  END  DATE OF 7.31.91, RATHER THAN THE   ACTUAL INCEPTION DATE OF 7.16.91.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

NEW  SUBADVISORS  ASSUMED  MANAGEMENT  OF THE PORTFOLIO EFFECTIVE DECEMBER 1994.

STILL, EXTERNAL ECONOMIC OR POLITICAL FACTORS COULD UPSET THE DELICATE COMBINATION OF LOW INTEREST RATES AND LOW EQUITY RISK PREMIUMS THAT CURRENTLY BUTTRESS THE MARKET'S PREMIUM VALUATION. WE CONTINUE TO FOCUS OUR EFFORTS ON BOTTOM-UP FUNDAMENTAL ANALYSIS AND VALUATION CONSCIOUSNESS, THE HALLMARKS OF BROWN CAPITAL MANAGEMENT'S GROWTH AT A REASONABLE PRICE ("GARP") INVESTMENT DISCIPLINE.

SINCERELY,


ED  BROWN
BROWN  CAPITAL  MANAGEMENT
JULY  28,  2000

CALVERT SOCIAL MID CAP GROWTH PORTFOLIO OF CALVERT VARIABLE SERIES, INC., SHOULD NOT BE CONFUSED WITH THE CALVERT CAPITAL ACCUMULATION FUND. PERFORMANCE OF THE TWO FUNDS WILL DIFFER.

MID  CAP  GROWTH  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
JUNE  30,  2000

EQUITY  SECURITIES  -  96.7%                                 SHARES        VALUE
AIR  FREIGHT  -  0.5%
FRITZ  CO.'S  INC.  *                                        22,900     $236,156

COMMUNICATIONS  EQUIPMENT  -  3.2%
ADC  TELECOMMUNICATIONS,  INC.  *                            19,100    1,602,012

COMPUTER  -  SOFTWARE  &  SERVICES  -  11.9%
ADVENT  SOFTWARE,  INC.  *                                   30,300    1,954,350
AMDOCS,  LTD.  *                                             13,200    1,013,100
COMPUWARE  CORP.  *                                          92,900      963,837
NETWORK  ASSOCIATES,  INC.  *                                20,800      423,800
RATIONAL  SOFTWARE  CORP.*                                    9,000      836,438
TRANSACTION  SYSTEMS  ARCHITECTS,  INC.  *                   40,400      691,850
                                                                       5,883,375

DISTRIBUTORS  -  FOOD  AND  HEALTH  -  4.6%
CARDINAL  HEALTH  INC.                                       30,500    2,257,000

ELECTRICAL  EQUIPMENT  -  6.5%
FLEXTRONICS  INTERNATIONAL  LTD.  *                          10,300      707,481
SANMINA  CORP.  *                                            13,100    1,120,050
SOLECTRON  CORP.  *                                          33,700    1,411,188
                                                                       3,238,719
ELECTRONICS  -  SEMICONDUCTORS  -  5.8%
ALTERA  CORP.  *                                             10,900    1,111,119
ATMEL  CORP.*                                                11,300      416,687
CONEXANT  SYSTEM,  INC.  *                                    2,000       97,250
VITESSE  SEMICONDUCTOR  CORP.*                                7,800      573,788
XILINX  INC.*                                                 8,000      660,500
                                                                       2,859,344

FINANCIAL  -  DIVERSIFIED  -  2.2%
SLM  HOLDING  CORP.                                          29,800    1,115,638

HEALTHCARE  -  DRUGS  -  GENERAL,  OTHER  -  3.1%
ALZA  CORP.*                                                 26,100    1,543,162

HEALTHCARE  -  HOSPITAL  MANAGEMENT  -  1.5%
HEALTH  MANAGEMENT  ASSOCIATES,  INC.  *                     58,700      766,769

HEALTHCARE  -  MEDICAL  PRODUCT  AND  SUPPLIES  -  4.4%
BIOMET,  INC.                                                31,000    1,191,562
GUIDANT  CORP.  *                                            20,444    1,011,978
                                                                       2,203,540

HEALTHCARE  -  SPECIAL  SERVICES  -  2.9%
COVANCE,  INC.  *                                            61,900      545,494
OMNICARE,  INC.                                              43,800      396,938
QUINTILES  TRANSNATIONAL  CORP.  *                           35,400      500,025
                                                                       1,442,457

EQUITY  SECURITIES  -  CONT'D                                SHARES        VALUE
HOUSEWARES  -  2.5%
NEWELL  RUBBERMAID,  INC.                                    47,400   $1,220,550

INSURANCE  -  LIFE  AND  HEALTH  -  1.9%
AFLAC,  INC.                                                 20,300      932,531

INVESTMENT  BANKING  AND  BROKERAGE  -  1.9%
LEGG  MASON,  INC.                                           19,200      960,000

INVESTMENT  MANAGEMENT  -  3.8%
FRANKLIN  RESOURCES,  INC.                                   30,186      916,900
PRICE  (T.  ROWE)  ASSOCIATES                                22,900      973,250
                                                                       1,890,150

LEISURE  TIME  -  PRODUCTS  -  1.8%
HARLEY-DAVIDSON,  INC.                                       22,900      881,650

MANUFACTURING  -  SPECIALIZED  -  2.9%
JABIL  CIRCUIT,  INC.  *                                     29,100    1,444,088

NATURAL  GAS  -  0.9%
DYNEGY,  INC.                                                 6,200      423,537

OIL  AND  GAS  -  DRILLING  AND  EQUIPMENT  -  1.6%
SMITH  INTERNATIONAL,  INC.  *                               11,200      815,500

POWER  PRODUCERS  -  INDEPENDENT  -  2.3%
AES  CORP.*                                                  25,400    1,158,875

RETAIL  -  BUILDING  SUPPLIES  -  1.9%
FASTENAL  CO.                                                18,400      931,500

RETAIL  -  DISCOUNTERS  -  6.4%
DOLLAR  GENERAL  CORP.                                       45,863      894,328
DOLLAR  TREE  STORES,  INC.  *                               25,950    1,026,647
KOHL'S  CORP.  *                                             22,200    1,234,875
                                                                       3,155,850

RETAIL  -  SPECIALTY  -  1.5%
STAPLES,  INC.  *                                            49,400      759,525

SERVICES  -  ADVERTISING  AND  MARKETING  -  3.9%
ACXIOM  CORP.  *                                             29,300      798,425
CATALINA  MARKETING  CORP.  *                                11,100    1,132,200
                                                                       1,930,625

SERVICES  -  COMMERCIAL  AND  CONSUMER  -  3.7%
CINTAS  CORP.                                                28,450    1,043,759
KEANE,  INC.  *                                              35,500      767,688
                                                                       1,811,447

SERVICES  -  DATA  PROCESSING  -  8.9%
BISYS  GROUP,  INC.  *                                       15,100      928,650
EQUIFAX,  INC.                                               29,400      771,750
FISERV,  INC.  *                                             15,750      681,187
PAYCHEX,  INC.                                               48,075    2,019,150
                                                                       4,400,737

EQUITY  SECURITIES  -  CONT'D                                SHARES        VALUE
SERVICES  -  EMPLOYMENT  -  2.2%
INTERIM  SERVICE'S  INC.  *                                  32,700     $580,425
ROBERT  HALF  INTERNATIONAL,  INC.  *                        18,600      530,100
                                                                       1,110,525

TELEPHONE  -  2.0%
CENTURY  TEL,  INC.                                          34,600      994,750


          TOTAL  EQUITY  SECURITIES (COST $39,096,168)                47,970,012

     PRINCIPAL
REPURCHASE  AGREEMENTS  -  2.8%                              AMOUNT        VALUE
STATE  STREET  BANK,  6.35%,  DATED  6/30/00,  DUE  7/3/00
     (COLLATERAL: $1,443,300, FHLB, 7.00%, 8/28/01)      $1,400,000    1,400,000


          TOTAL REPURCHASE AGREEMENTS ( COST $1,400,000 )              1,400,000


               TOTAL  INVESTMENTS  (COST  $40,496,168)  -  99.5%      49,370,012
               OTHER  ASSETS  AND  LIABILITIES, NET - 0.5%               232,169
               NET  ASSETS  -  100%                                  $49,602,181




*  NON-INCOME  PRODUCING.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MID  CAP  GROWTH  PORTFOLIO
STATEMENT  OF  ASSETS  AND  LIABILITIES
JUNE  30,  2000

ASSETS
INVESTMENTS IN SECURITIES, AT VALUE  -  SEE ACCOMPANYING PORTFOLIO   $49,370,012
CASH                                                                     275,216
INTEREST  AND  DIVIDENDS  RECEIVABLE                                       8,614
OTHER  ASSETS                                                                387
     TOTAL  ASSETS                                                    49,654,229

LIABILITIES
PAYABLE  TO  CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.                   36,832
PAYABLE  TO  CALVERT  ADMINISTRATIVE  SERVICES  COMPANY                    9,936
ACCRUED  EXPENSES  AND  OTHER  LIABILITIES                                 5,280
     TOTAL  LIABILITIES                                                   52,048
          NET  ASSETS                                                $49,602,181

NET  ASSETS  CONSIST  OF:
PAR  VALUE  AND  PAID-IN  CAPITAL  APPLICABLE  TO  1,481,610  SHARES  OF  COMMON
  STOCK  OUTSTANDING;  $0.01  PAR  VALUE,  1,000,000,000  SHARES  AUTHORIZED
                                                                     $36,272,764
UNDISTRIBUTED  NET  INVESTMENT  INCOME  (LOSS)                         (158,509)
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS              4,614,082
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)  ON INVESTMENTS          8,873,844

          NET  ASSETS                                                $49,602,181

          NET  ASSET  VALUE  PER  SHARE                                   $33.48


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MID  CAP  GROWTH  PORTFOLIO
STATEMENT  OF  OPERATIONS
SIX  MONTHS  ENDED  JUNE  30,  2000

NET  INVESTMENT  INCOME
INVESTMENT  INCOME:
     INTEREST  INCOME                                                       $402
     DIVIDEND  INCOME                                                     75,542
          TOTAL  INVESTMENT  INCOME                                       75,944

EXPENSES:
     INVESTMENT  ADVISORY  FEE                                           144,968
     TRANSFER  AGENCY  FEES  AND  EXPENSES                                18,370
     ACCOUNTING  FEES                                                      8,180
     DIRECTORS'  FEES  AND  EXPENSES                                       1,519
     ADMINISTRATIVE  FEES                                                 55,757
     CUSTODIAN  FEES                                                      10,003
     REPORTS  TO  SHAREHOLDERS                                            14,105
     PROFESSIONAL  FEES                                                    3,469
     MISCELLANEOUS                                                           293
          TOTAL  EXPENSES                                                256,664
          FEES  PAID  INDIRECTLY                                        (22,211)
               NET  EXPENSES                                             234,453

                    NET  INVESTMENT  INCOME  (LOSS)                    (158,509)

REALIZED  AND  UNREALIZED  GAIN  (LOSS)  ON  INVESTMENTS
NET  REALIZED  GAIN  (LOSS)                                            4,100,861
CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)               1,003,208

               NET  REALIZED  AND  UNREALIZED  GAIN
               (LOSS)  ON  INVESTMENTS                                 5,104,069

               INCREASE  (DECREASE)  IN  NET  ASSETS
               RESULTING  FROM  OPERATIONS                            $4,945,560


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MID  CAP  GROWTH  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                   SIX MONTHS ENDED   YEAR ENDED
                                                       JUNE 30,     DECEMBER 31,
INCREASE  (DECREASE)  IN  NET  ASSETS                   2000            1999
OPERATIONS:
     NET  INVESTMENT  INCOME  (LOSS)                      ($158,509)  ($301,086)
     NET  REALIZED  GAIN  (LOSS)                          4,100,862    3,421,480
     CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)
                                                          1,003,208    (234,549)

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS                     4,945,560    2,885,845

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
     NET  REALIZED  GAIN  ON  INVESTMENTS                         -  (3,398,247)
          TOTAL  DISTRIBUTIONS                                    -  (3,398,247)

CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD                                         6,526,665   15,126,008
          REINVESTMENT  OF
DISTRIBUTIONS                                                     -    3,398,258
     SHARES  REDEEMED                                    (5,846,111)(13,573,536)
          TOTAL  CAPITAL  SHARE  TRANSACTIONS               680,554    4,950,730

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS              5,626,114    4,438,328

NET  ASSETS
BEGINNING  OF  PERIOD                                    43,976,067   39,537,739
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT  INCOME
     (LOSS)  OF  ($158,509)  AND  $0  RESPECTIVELY)     $49,602,181  $43,976,067

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                                                184,422      503,241
REINVESTMENT  OF  DISTRIBUTIONS                                   -      113,576
SHARES  REDEEMED                                           (167,118)   (451,747)
     TOTAL  CAPITAL  SHARE  ACTIVITY                         17,304      165,070



SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: CALVERT SOCIAL MID CAP GROWTH PORTFOLIO (THE "PORTFOLIO"), A SERIES OF CALVERT VARIABLE SERIES, INC. (THE "FUND"), IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A NON-DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE OPERATIONS OF EACH SERIES OF THE FUND ARE ACCOUNTED FOR SEPARATELY. THE SHARES OF THE PORTFOLIO ARE SOLD TO AFFILIATED AND UNAFFILIATED INSURANCE COMPANIES FOR ALLOCATION TO CERTAIN OF THEIR VARIABLE SEPARATE ACCOUNTS. SECURITY VALUATION: SECURITIES LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. UNLISTED SECURITIES AND LISTED SECURITIES FOR WHICH THE LAST SALE PRICE IS NOT AVAILABLE ARE VALUED AT THE MOST RECENT BID PRICE. OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF DIRECTORS.
REPURCHASE AGREEMENTS: THE PORTFOLIO MAY ENTER INTO REPURCHASE AGREEMENTS WITH RECOGNIZED FINANCIAL INSTITUTIONS OR REGISTERED BROKER/DEALERS AND, IN ALL INSTANCES, HOLDS UNDERLYING SECURITIES WITH A VALUE EXCEEDING THE TOTAL REPURCHASE PRICE, INCLUDING ACCRUED INTEREST. ALTHOUGH RISK IS MITIGATED BY THE COLLATERAL, THE FUND COULD EXPERIENCE A DELAY IN RECOVERING ITS VALUE AND A POSSIBLE LOSS OF INCOME OR VALUE IF THE COUNTERPARTY FAILS TO PERFORM IN ACCORDANCE WITH THE TERMS OF THE AGREEMENT.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. DIVIDEND INCOME IS RECORDED ON THE EX-DIVIDEND DATE. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE PORTFOLIO ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE PORTFOLIO'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE PORTFOLIO HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT ARRANGEMENT IS AN ALTERNATIVE TO OVERNIGHT INVESTMENTS. FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE PORTFOLIO INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS EARNINGS.
NOTE  B  -  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE PORTFOLIO. FOR ITS SERVICES, THE ADVISOR RECEIVES A MONTHLY FEE BASED ON AN ANNUAL RATE OF .65%, OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS. CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE PORTFOLIO FOR AN ANNUAL FEE, PAYABLE MONTHLY, OF
 .25%  BASED  ON  THE  PORTFOLIO'S  ANNUAL  AVERAGE  DAILY  NET  ASSETS.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, ACTS AS SHAREHOLDER SERVICING AGENT FOR THE PORTFOLIO. FOR ITS SERVICES, CSSI
RECEIVED A FEE OF $2,700 FOR THE SIX MONTHS ENDED JUNE 30, 2000. NATIONAL FINANCIAL DATA SERVICES, INC. IS THE TRANSFER AND DIVIDEND DISBURSING AGENT. EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVES A FEE OF $1,500 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $15,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. DIRECTOR'S FEES ARE ALLOCATED TO EACH OF THE PORTFOLIOS SERVED.

NOTE  C  -  INVESTMENT  ACTIVITY
DURING THE PERIOD, PURCHASES AND SALES OF INVESTMENTS, OTHER THAN SHORT-TERM SECURITIES, WERE $20,070,681 AND $20,131,996, RESPECTIVELY.
THE COST OF INVESTMENTS OWNED AT JUNE 30, 2000, WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES. NET UNREALIZED APPRECIATION AGGREGATED $8,873,844, OF WHICH $11,122,999 RELATED TO APPRECIATED SECURITIES AND $2,249,155 RELATED TO DEPRECIATED SECURITIES.
NOTE  D  -  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE PORTFOLIO HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT JUNE 30, 2000.

MID  CAP  GROWTH  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                                  PERIODS ENDED
                                      JUNE 30,     DECEMBER 31,     DECEMBER 31,
                                       2000           1999             1998
NET  ASSET  VALUE,  BEGINNING           $30.03           $30.43           $26.63
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME              (.11)            (.21)           (.14)
  NET REALIZED AND UNREALIZED GAIN (LOSS) 3.56             2.31             8.00
  TOTAL FROM INVESTMENT OPERATIONS        3.45             2.11             7.86
DISTRIBUTIONS  FROM
     NET  REALIZED  GAINS                    -            (2.51)          (4.06)
          TOTAL  DISTRIBUTIONS               -            (2.51)          (4.06)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                          3.45             (.40)            3.80
NET  ASSET  VALUE,  ENDING              $33.48           $30.03           $30.43

TOTAL  RETURN                            11.49%            6.97%          29.88%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME              (.71%) (A)       (.73%)         (.60%)
     TOTAL  EXPENSES                      1.15% (A)        1.11%           1.05%
     EXPENSES  BEFORE  OFFSETS            1.15% (A)        1.11%           1.05%
     NET  EXPENSES                        1.05% (A)        1.02%           1.00%
PORTFOLIO  TURNOVER                         46%             101%             65%
NET  ASSETS,  ENDING  (IN  THOUSANDS)  $49,602          $43,976          $39,538





                                                  YEARS ENDED
                                  DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                     1997             1996             1995
NET  ASSET  VALUE,  BEGINNING           $24.05           $22.42           $16.97
INCOME  FROM  INVESTMENT  OPERATIONS
NET  INVESTMENT  INCOME                   (.04)            (.12)           (.15)
NET REALIZED AND UNREALIZED GAIN (LOSS)   5.70             1.79             6.85
TOTAL FROM INVESTMENT OPERATIONS          5.66             1.67             6.70
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                 -                -            (.01)
     NET  REALIZED  GAINS                (3.08)            (.04)          (1.24)
          TOTAL  DISTRIBUTIONS           (3.08)            (.04)          (1.25)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                          2.58             1.63             5.45
NET  ASSET  VALUE,  ENDING              $26.63           $24.05           $22.42

TOTAL  RETURN                            23.53%            7.44%          39.46%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME              (.17%)           (.60%)         (.84%)
     TOTAL  EXPENSES                      1.04%            1.33%           1.66%
     EXPENSES  BEFORE  OFFSETS            1.04%            1.33%           1.56%
     NET  EXPENSES                         .96%            1.00%           1.25%
PORTFOLIO  TURNOVER                         96%             124%            135%
NET ASSETS, ENDING (IN THOUSANDS)      $26,117          $19,904           $8,935

(A)  ANNUALIZED

CALVERT  VARIABLE  SERIES,  INC.
CALVERT  SOCIAL  INTERNATIONAL  EQUITY  PORTFOLIO
MANAGED  BY  MURRAY  JOHNSTONE  INTERNATIONAL,  LTD.

DEAR  INVESTOR:
MIXED MESSAGES ON GROWTH AND INTEREST RATES IN THE US WERE KEY FEATURES OF THE FIRST HALF OF THE YEAR. AFTER Y2K, LIQUIDITY WAS TIGHTENED AND INTEREST RATES WERE RAISED, AND VALUATION PRESSURES BECAME TOO MUCH FOR STOCKS IN THE
TECHNOLOGY, MEDIA AND TELECOMMUNICATIONS (TMT) FIELDS. AFTER A SERIES OF INCREASES TO THE FED FUNDS RATE, THE NASDAQ BEGAN TO LOSE GROUND. THIS SET THE TONE FOR THE PERIOD.
RECENTLY, JUNE ECONOMIC DATA INDICATED A MODERATING IN THE PACE OF ECONOMIC GROWTH, ALLOWING THE FEDERAL RESERVE BOARD (THE FED) TO LEAVE RATES UNCHANGED, AFTER A SERIES OF INCREASES TO 6.5%. STILL, UNDERLYING GROWTH IN THE US AT 5% IS RUNNING WELL AHEAD OF THE SO-CALLED LONG-TERM SUSTAINABLE RATE AND, TOGETHER WITH LOW UNEMPLOYMENT, IS LIKELY TO CAUSE THE FED TO PROCEED CAUTIOUSLY. ECONOMIC AND MARKET BACKGROUND
TO SOME EXTENT, THIS PERIOD PARALLELS THE SIMILAR PERIOD IN 1999 WHEN GROWTH WAS TAKING OFF, BUT AT THAT TIME OIL PRICES WERE LOWER AND OTHER INFLATIONARY PRESSURES WERE VIRTUALLY ABSENT. THE NEED TO SLOW THE ECONOMY THIS YEAR REMAINS IN EVIDENCE: THE FED WILL NEED TO FOLLOW A CAUTIOUS PATH, MAINTAINING PRESSURE TO CHECK INFLATION WHILE AVOIDING THE TYPE OF INTEREST RATE SHOCKS THAT COULD CAUSE A "HARD LANDING" FOR THE ECONOMY. US GROWTH AND INTEREST RATES ARE KEY FACTORS IN DETERMINING THE COURSE OF INTEREST RATES AND DEMAND IN THE
INTERNATIONAL MARKETS. THE BUOYANT US ECONOMY WAS RESPONSIBLE FOR LIFTING EUROPE AND THE FAR EAST OUT OF RECESSION DURING 1999. JUST AS LIKELY, A TURNAROUND IN THE US WILL IMPACT GLOBAL DEMAND.
IN THE UK, THE ECONOMY HAD ALREADY MOVED TOWARDS A SLOWER RATE OF ACTIVITY THROUGH THE FIRST HALF OF THE YEAR. THIS ALLOWED THE GOVERNMENT TO SHIFT TO AN EASIER MONETARY STANCE AND LEAVE SHORT-TERM INTEREST RATES UNCHANGED FROM JANUARY. WITH THE TREND CONFIRMED IN MAY, STERLING FELL BACK VERSUS BOTH THE US DOLLAR AND THE EURO. THE EURO GAINED FURTHER GROUND WHEN THE EUROPEAN CENTRAL BANK ANNOUNCED A RISE IN RATES OF 50 BASIS POINTS TO 4.25% ON JUNE 8, ON FEARS OF INFLATION PRIMARILY DUE TO HIGHER ENERGY PRICES. WITH GROWTH IN EUROPE PICKING UP, ANALYSTS HAVE INCREASED THEIR FORECASTS FOR GDP FOR 2000 FROM 2.5% TO APPROXIMATELY 3.5%.
ALTHOUGH THE EXPECTATION OF RECOVERY IN THE JAPANESE ECONOMY WAS THE PRIMARY DRIVING FORCE IN THE EQUITY MARKET THROUGH 1999, EVIDENCE OF THE FACT HAS BEEN SLOW TO EMERGE IN 2000. WHILE CORPORATE RESULTS WERE IN LINE WITH EXPECTATIONS, THE INTERNATIONAL MONETARY FUND URGED THE JAPANESE AUTHORITIES TO CONTINUE THEIR POLICY OF SUPPLEMENTARY BUDGETS TO STIMULATE GROWTH. IN THE ELECTION IN LATE JUNE, THE RULING LIBERAL DEMOCRATIC PARTY WAS RETURNED BUT WITH A MINORITY POSITION IN THE LOWER HOUSE, AND IT NOW LEADS A COALITION GOVERNMENT. THIS DEVELOPMENT IS EXPECTED TO SLOW THE REFORM PROCESS AND LENGTHEN THE LEAD-TIME TO BETTER CORPORATE RESULTS. THE RETURN IN THE JAPANESE MARKET WAS -5.3% FOR THE PERIOD. WITH A MODEST BIAS TOWARDS TELECOMMUNICATIONS AND TECHNOLOGY COMPANIES, THE PORTFOLIO RETURNED
-9.2%  WITHIN  THE  JAPANESE  MARKET.
DURING THE FIRST QUARTER OF THE YEAR, THE EMERGING MARKETS -- BRAZIL AND MEXICO IN PARTICULAR -- STOOD OUT WITH STRONG RETURNS, BUT OVER THE FOLLOWING THREE MONTHS THE REGION PROVED TO BE ONE OF THE WEAKEST. ONE FACTOR WAS THE FEAR THAT THE ELECTION IN MEXICO WOULD USHER IN A POLITICAL CLIMATE OF UNCERTAINTY, AND THIS TOOK A 10% TOLL ON THE CURRENCY. ANOTHER WAS THAT BRAZIL, CONTINUING ON THE PATH TO GROWTH AND LOWER INTEREST RATES, WAS SIDELINED DUE TO THE COLLAPSE IN THE


CVS  CALVERT  SOCIAL
INTERNATIONAL  EQUITY  PORTFOLIO

COMPARISON  OF  CHANGE  IN
VALUE  OF  A  HYPOTHETICAL  $10,000  INVESTMENT.






[INSERT  BAR  CHART  HERE]









AVERAGE  ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  6.30.00)
ONE  YEAR                       16.75%
FIVE  YEAR                      14.98%
SINCE  INCEPTION  (6.30.92)     12.62%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

NASDAQ AND NEGATIVE LIQUIDITY FLOWS. FURTHERMORE, THE WEAK RETURNS IN TAIWAN WERE DIRECTLY ATTRIBUTABLE TO THE COLLAPSE IN TECHNOLOGY STOCK PRICES. AGAINST THIS BACKGROUND, STOCKMARKETS WERE EXTREMELY VOLATILE. THE MSCI EAFE INDEX ENDED THE PERIOD DOWN 3.56%. WHILE THERE WAS NO CLEAR PATTERN IN MARKETS PER SE, SECTORS PLAYED A MORE CENTRAL ROLE IN EVENTS. THE TECHNOLOGY SECTOR SHOWED WIDE SWINGS IN SENTIMENT. TELECOM GROUPS SUFFERED FOLLOWING THE AUCTION OF LICENSES FOR THIRD GENERATION NETWORKS IN THE UK (AND THE LICENSES WERE BID TO PRICES WELL IN EXCESS OF INITIAL ESTIMATES WITH THE HIGHER COSTS EXPECTED TO UNDERMINE PROFITS OF THE SERVICE PROVIDERS IN THE PERIOD AHEAD). IT WAS FEARED THAT THE WINDFALL FOR THE UK GOVERNMENT OF OVER 20 BILLION WOULD ENCOURAGE OTHER GOVERNMENTS TO ENTER THE AUCTION GAME FOR NEW LICENSES, RATCHETING UP COSTS FOR THE PROVIDERS AT A TIME WHEN COMPETITION WAS ALREADY FORCING DOWN CALL CHARGES. THIS FEAR WEAKENED TELECOM STOCKS ACROSS THE BOARD. OTHER TECHNOLOGY COMPANIES THAT HAD TRADED AT SUBSTANTIAL PREMIUMS TO THE MARKET OVER THE LAST 12 MONTHS, ALSO CAME UNDER PRESSURE AS INVESTORS SOUGHT TO BROADEN PORTFOLIO COVERAGE AND REDUCE THEIR WEIGHTING IN TMT. DEFENSIVE SECTORS SUCH AS PHARMACEUTICALS WERE FAVORED. AND IN ANTICIPATION OF A PEAK IN INTEREST RATES, FINANCIAL STOCKS WERE ALSO ONCE MORE IN VOGUE.

PERFORMANCE  AND  INVESTMENT  STRATEGY
DURING THE SIX MONTHS ENDING JUNE 30, THE PORTFOLIO RETURNED -7.68%, TRAILING ITS BENCHMARK, THE MSCI EAFE INDEX, WHICH RETURNED -3.95%.
AT  TIMES  OF  EXTREME  MARKET  VOLATILITY  IT  IS  IMPORTANT  TO ESTABLISH YOUR
LONG-TERM INVESTMENT POLICY AND REMAIN WITH IT. DURING THE PERIOD, PORTFOLIO ACTIVITY WAS RELATIVELY LOW. THE MAIN FOCUS WAS TO INCREASE EXPOSURE TO EUROPE, FOCUSING ON FINLAND, SPAIN AND SWITZERLAND WHERE THE FUNDAMENTALS WERE BEGINNING TO TURN AROUND. WE WERE CAUTIOUS IN THE UK DUE TO HIGH INTEREST RATES, THE STRONG POUND, AND THE ADVERSE IMPACT IT WAS EXERTING ON MANUFACTURING AND EXPORTS. WITH SIGNS THAT INTEREST RATES HAD TURNED WE LOOKED TO INCREASE UK INVESTMENTS IN THE PORTFOLIO. WE MADE A SMALL REDUCTION IN THE PORTFOLIO'S EXPOSURE TO JAPAN, A REGION WHERE THE MARKET COULD DRIFT THROUGH THE SUMMER MONTHS.
THE PORTFOLIO SUFFERED FROM THE SHARP CORRECTION IN THE TECHNOLOGY AND TELECOM SECTORS, PARTICULARLY IN EUROPE. ON THE OTHER HAND, THE EXPOSURE TO VALUE STOCKS AND FINANCIALS WAS A PLUS FOR THE PERIOD. SOME ADJUSTMENTS WERE MADE IN RESPONSE TO DEVELOPMENTS BUT OUR STRATEGY WILL CONTINUE TO SEEK EXPOSURE TO SOME GROWTH COMPANIES THAT NOW ARE BEGINNING TO OFFER REASONABLE VALUE.

MARKET  OUTLOOK
IN THE FIRST HALF OF THE YEAR 2000 THE PRESSURE OF RISING INTEREST RATES CAUSED STOCKS WITH EXCELLENT PROSPECTS BUT HIGH MULTIPLES TO SEE THEIR SHARE PRICE TUMBLE. UNDER CONDITIONS OF TIGHTER LIQUIDITY, CLOSER SCRUTINY OF FORECASTS HAS GIVEN BIRTH TO A FAR MORE CRITICAL APPROACH TO INVESTING. ALTHOUGH ECONOMIC ACTIVITY CONTINUES TO STRENGTHEN GLOBALLY, WITH SIGNS THAT IT MAY HAVE PEAKED IN THE UK AND POSSIBLY THE US, SOME PRESSURE MAY BE LIFTED FROM INTEREST RATES IN THE MONTHS AHEAD. UNDER THIS SCENARIO, MARKETS MAY BE ABLE TO LOOK FORWARD TO A SOFT LANDING IN THE LATTER HALF OF THE YEAR, WITH EQUITY PRICES BEING DRIVEN BY EARNINGS RATHER THAN INTEREST RATES. WITH THIS PROSPECT, MARKETS WILL STABILIZE, MAKING MODEST PROGRESS, AND FAVORING THOSE STOCKS AND SECTORS THAT HAVE BEEN WEAK OVER THE PAST TWELVE MONTHS.


SINCERELY,



ANDREW  PRESTON
MURRAY  JOHNSTONE  INTERNATIONAL
JULY  28,  2000

CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO OF CALVERT VARIABLE SERIES, INC., SHOULD NOT BE CONFUSED WITH THE CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND. PERFORMANCE OF THE TWO FUNDS WILL DIFFER.

INTERNATIONAL  EQUITY  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
JUNE  30,  2000

EQUITY  SECURITIES  -  95.3%                         SHARES                VALUE
ARGENTINA  -  1.5%
BANCO  FRANCES  SA                                   15,000             $324,375

AUSTRALIA  -  1.5%
NATIONAL  AUSTRALIA  BANK*                           11,000              183,528
QANTAS  AIRWAYS,  LTD.                               55,000              111,177
                                                                         294,705

BRAZIL  -  3.2%
TELE  NORTE  LESTE  PARTICIPACOES  (ADR)             16,756              395,870
UNIAO  DE  BANCOS  BRASILERIOS  (GDR)                10,000              287,500
                                                                         683,370

DENMARK  -  1.6%
NOVO-NORDISK                                          1,962              333,874

FINLAND  -  2.4%
NOKIA  OYJ                                            6,898              351,996
SONERA  OYJ                                           3,514              160,193
                                                                         512,189

FRANCE  -  9.3%
BANQUE  NATIONAL  DE  PARIS                           3,151              303,233
CAP  GEMINI                                           2,232              393,149
EQUANT  (ADR)                                         2,532              108,876
FRANCE  TELECOM                                       1,154              161,292
LEGRAND                                               1,479              331,820
PINAULT  PRINTEMPS                                    1,155              256,593
VIVENDI                                               4,658              411,125
                                                                       1,966,088

GERMANY  -  6.1%
ALLIANZ                                                 957              343,806
DOUGLAS  HOLDINGS                                     3,590              103,849
DRESDNER  BANK                                        2,339               96,244
EPCOS                                                 1,991              198,615
LINDE                                                 5,850              235,128
MARSCHOLLEK  LAUTEN                                     617              305,187
                                                                       1,282,829

HONG  KONG  -  1.2%
HONG  KONG  LAND  HOLDING                            55,000               88,000
SWIRE  PACIFIC  LTD.                                 30,000              175,871
                                                                         263,871

IRELAND  -  0.7%
ALLIED  IRISH  BANKS                                 16,685              149,416

EQUITY  SECURITIES  -  CONT'D                        SHARES                VALUE
ITALY  -  6.6%
BANCA  POPOLARE  DI  MILANO                          27,718             $199,791
RAS                                                  21,711              238,366
TELECOM  ITALIA  MOBILE                              51,707              528,202
TELECOM  ITALIA  SPA                                 62,749              416,350
                                                                       1,382,709

JAPAN  -  25.8%
AMADA  CO.  LTD.                                     25,000              212,054
FUJI  MACHINE  MANUFACTURING                          5,200              272,975
FUJI  PHOTO  FILM                                     9,000              368,126
FUJITSU                                              12,000              415,061
KYOCERA  CORP.                                        2,300              389,963
MATSUSHITA  COMMUNICATIONS                            2,000              233,354
NSK  LIMITED                                         27,000              236,652
NTT  MOBILE  COMMUNICATIONS                              10              270,487
OMRON  CORP.                                         12,000              325,715
ORIX  CORP.     *                                     2,200              324,490
SECOM  CO.                                            4,000              292,163
SHARP  CORP.                                         17,000              300,410
SONY  CORP.                                           2,600              242,590
SUMITOMO  BANK                                       24,000              294,048
TAKEFUJI  CORP.  *                                    2,400              289,751
TDK  CORP.                                            2,000              287,263
WEST  JAPAN  RAILWAY  CO.                                82              332,312
YAMANOUCHI  PHARMACEUTICAL                            6,000              327,412
                                                                       5,414,826

MEXICO  -  2.9%
GRUPO  INDUSTRIAL  DURANGO  (ADR)  *                 11,000              104,500
TELEFONOS  DE  MEXICO  SA  (ADR)                      9,000              514,125
                                                                         618,625

NETHERLANDS  -  7.4%
AEGON  NV     *                                       2,864              101,906
ELSEVIER                                             38,995              472,430
FORTIS                                                8,742              254,386
PHILIPS  ELECTRONICS                                  3,932              185,442
V.N.U                                                10,550              544,900
                                                                       1,559,064

NEW  ZEALAND  -  1.2%
TELECOM  CORP.  OF  NEW  ZEALAND                     70,000              244,636

NORWAY  -  3.0%
TOMRA  SYSTEMS  ASA                                  23,526              623,759

SINGAPORE  -  0.8%
CITY  DEVELOPMENTS                                   42,000              162,942

SPAIN  -  3.6%
BILBAO-VIZCAYA  INTERNATIONAL                        23,025              344,018
GAS  NATURAL  SDG  *                                 10,138              181,961
SUPERDIPLO  *                                         2,905               44,790
TELEFONICA                                            8,807              189,181
                                                                         759,950

SWEDEN  -  2.8%
ERICSSON  (LM)  SERIES  B                            12,684              250,948
SKF  SERIES  B                                       19,727              329,902
                                                                         580,850

EQUITY  SECURITIES  -  CONT'D                        SHARES                VALUE
SWITZERLAND  -  2.4%
ZURICH  ALLIED                                        1,038             $512,860

TAIWAN  -  0.9%
TAIWAN  SEMICONDUCTOR  (ADR)                          4,710              182,512

UNITED  KINGDOM  -  10.4%
ABBEY  NATIONAL                                       7,400               88,456
AUTONOMY  CORP.  PLC                                  1,300              157,300
BARCLAYS                                             12,500              310,753
BEAZER  GROUP                                         8,584               15,911
BELLWAY                                               3,760               15,930
BRITISH  TELECOM                                      7,700               99,498
CADBURY  SCHWEPPES                                   22,000              144,471
CGNU  PLC                                            12,480              207,718
FIRSTGROUP  PLC                                       6,250               22,318
JOHNSON  MATTHEY                                     12,000              168,862
KINGFISHER                                            3,335               30,353
MAYFLOWER  CORP.                                     21,600               46,737
PEARSON                                              10,900              346,348
SMITHKLINE  BEECHAM                                  19,000              248,678
VODAFONE  AIRTOUCH                                   69,600              281,182
                                                                       2,184,515


          TOTAL  EQUITY  SECURITIES  (COST $16,974,234)               20,037,965


               TOTAL  INVESTMENTS  (COST  $16,974,234)  -  95.3%      20,037,965
               OTHER  ASSETS  AND  LIABILITIES, NET - 4.7%               982,496
               NET  ASSETS  -  100%                                  $21,020,461










*  NON-INCOME  PRODUCING.

ABBREVIATIONS:
ADR:  AMERICAN  DEPOSITORY  RECEIPTS
GDR:  GLOBAL  DEPOSITORY  RECEIPTS

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

INTERNATIONAL  EQUITY  PORTFOLIO
STATEMENT  OF  ASSETS  AND  LIABILITIES
JUNE  30,  2000

ASSETS
INVESTMENTS IN SECURITIES, AT VALUE - SEE ACCOMPANYING PORTFOLIO     $20,037,965
CASH                                                                     994,547
INTEREST  AND  DIVIDENDS  RECEIVABLE                                      15,051
OTHER  ASSETS                                                             14,397
     TOTAL  ASSETS                                                    21,061,960

LIABILITIES
PAYABLE  FOR  SECURITIES  PURCHASED                                       10,572
PAYABLE  TO  CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.                   18,916
PAYABLE  TO  CALVERT  ADMINISTRATIVE  SERVICES  COMPANY                    4,721
ACCRUED  EXPENSES  AND  OTHER  LIABILITIES                                 7,290
     TOTAL  LIABILITIES                                                   41,499
          NET  ASSETS                                                $21,020,461

NET  ASSETS  CONSIST  OF:
PAR  VALUE  AND  PAID-IN  CAPITAL  APPLICABLE  TO  887,268  SHARES  OF  COMMON
     STOCK  OUTSTANDING;  $0.01  PAR  VALUE,  1,000,000,000  SHARES  AUTHORIZED
                                                                     $16,088,815
UNDISTRIBUTED  NET  INVESTMENT  INCOME                                    41,502
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS  AND  FOREIGN CURRENCY
TRANSACTIONS                                                           1,826,734
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS AND FOREIGN CURRENCIES
     AND  ASSETS  AND  LIABILITIES  DENOMINATED  IN  FOREIGN  CURRENCIES
                                                                       3,063,410

          NET  ASSETS                                                $21,020,461

          NET  ASSET  VALUE  PER  SHARE                                   $23.69


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

INTERNATIONAL  EQUITY  PORTFOLIO
STATEMENT  OF  OPERATIONS
SIX  MONTHS  ENDED  JUNE  30,  2000

NET  INVESTMENT  INCOME
INVESTMENT  INCOME:
     INTEREST  INCOME                                                    $11,244
     DIVIDEND INCOME (NET OF FOREIGN TAXES WITHHELD OF $24,545)          172,766
          TOTAL  INVESTMENT  INCOME                                      184,010

EXPENSES:
     INVESTMENT  ADVISORY  FEE                                            78,333
     TRANSFER  AGENCY  FEES  AND  EXPENSES                                 4,545
     DIRECTORS'  FEES  AND  EXPENSES                                         728
     ADMINISTRATIVE  FEES                                                 29,011
     ACCOUNTING  FEES                                                      9,234
     CUSTODIAN  FEES                                                      32,021
     REPORTS  TO  SHAREHOLDERS                                               657
     PROFESSIONAL  FEES                                                    2,701
     MISCELLANEOUS                                                           196
               TOTAL  EXPENSES                                           157,426
               FEES  PAID  INDIRECTLY                                   (14,918)
                    NET  EXPENSES                                        142,508

                    NET  INVESTMENT  INCOME  (LOSS)                       41,502

REALIZED  AND  UNREALIZED  GAIN  (LOSS)
NET  REALIZED  GAIN  (LOSS)  ON:
     INVESTMENTS                                                       1,595,160
     FOREIGN  CURRENCY  TRANSACTIONS                                    (16,686)
                                                                       1,578,474

CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION):
     INVESTMENTS  AND  FOREIGN  CURRENCY  TRANSACTIONS               (3,329,649)
     ASSETS  AND  LIABILITIES  DENOMINATED  IN  FOREIGN  CURRENCIES          399
                                                                     (3,329,250)


               NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)          (1,750,776)

               INCREASE  (DECREASE)  IN  NET  ASSETS
               RESULTING  FROM  OPERATIONS                          ($1,709,274)


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

INTERNATIONAL  EQUITY  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                       PERIOD ENDED   YEAR ENDED
                                                        JUNE 30,    DECEMBER 31,
INCREASE  (DECREASE)  IN  NET  ASSETS                    2000          1999
OPERATIONS:
     NET  INVESTMENT  INCOME                                $41,502      $10,684
     NET  REALIZED  GAIN  (LOSS)                          1,578,474    1,669,932
CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)      (3,329,250)   3,755,518

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS                    (1,709,274)   5,436,134

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
     NET  INVESTMENT  INCOME                                      -     (11,209)
     NET  REALIZED  GAIN  ON  INVESTMENTS                         -  (1,552,510)
          TOTAL  DISTRIBUTIONS                                    -  (1,563,719)

CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD                                         3,274,981    2,860,507
     REINVESTMENT  OF  DISTRIBUTIONS                              -    1,563,721
     SHARES  REDEEMED                                    (2,558,198) (3,392,566)
          TOTAL  CAPITAL  SHARE  TRANSACTIONS               716,783    1,031,662

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS               (992,491)   4,904,077

NET  ASSETS
BEGINNING  OF  PERIOD                                    22,012,952   17,108,875
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
     INCOME  OF  $41,502  AND  $0,  RESPECTIVELY)       $21,020,461  $22,012,952

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                                                135,180      127,897
REINVESTMENT  OF  DISTRIBUTIONS                                   -       61,202
SHARES  REDEEMED                                           (105,904)   (153,114)
     TOTAL  CAPITAL  SHARE  ACTIVITY                         29,276       35,985


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO (THE "PORTFOLIO"), A SERIES OF CALVERT VARIABLE SERIES, INC. (THE "FUND"), IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE OPERATIONS OF EACH SERIES OF THE FUND ARE ACCOUNTED FOR SEPARATELY. THE SHARES OF THE PORTFOLIO ARE SOLD TO AFFILIATED AND UNAFFILIATED INSURANCE COMPANIES FOR ALLOCATION TO CERTAIN OF THEIR VARIABLE SEPARATE ACCOUNTS. SECURITY VALUATION: SECURITIES LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. FOREIGN SECURITY PRICES, FURNISHED BY QUOTATION SERVICES IN THE SECURITY'S LOCAL CURRENCY, ARE TRANSLATED USING THE CURRENT US DOLLAR EXCHANGE RATE. UNLISTED SECURITIES AND LISTED SECURITIES FOR WHICH THE LAST SALE PRICE IS NOT AVAILABLE ARE VALUED AT THE MOST RECENT BID PRICE OR BASED ON A YIELD EQUIVALENT OBTAINED FROM THE SECURITIES' MARKET MAKER. OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF DIRECTORS.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. DIVIDEND INCOME IS RECORDED ON THE EX-DIVIDEND DATE OR, IN THE CASE OF DIVIDENDS ON CERTAIN FOREIGN SECURITIES, AS SOON AS THE PORTFOLIO IS INFORMED OF THE EX-DIVIDEND DATE. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS.
FOREIGN CURRENCY TRANSACTIONS: THE PORTFOLIO'S ACCOUNTING RECORDS ARE MAINTAINED IN US DOLLARS. FOR VALUATION OF ASSETS AND LIABILITIES ON EACH DATE OF NET ASSET VALUE DETERMINATION, FOREIGN DENOMINATIONS ARE TRANSLATED INTO US DOLLARS USING THE CURRENT EXCHANGE RATE. SECURITY TRANSACTIONS, INCOME AND EXPENSES ARE TRANSLATED AT THE PREVAILING RATE OF EXCHANGE ON THE DATE OF THE EVENT. THE EFFECT OF CHANGES IN FOREIGN EXCHANGE RATES ON SECURITIES AND FOREIGN CURRENCIES IS INCLUDED WITH THE NET REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS AND FOREIGN CURRENCIES.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE PORTFOLIO ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE PORTFOLIO'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE PORTFOLIO HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT ARRANGEMENT IS AN ALTERNATIVE TO OVERNIGHT INVESTMENTS. FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE PORTFOLIO INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS EARNINGS.
NOTE  B  -  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE PORTFOLIO. FOR ITS SERVICES, THE ADVISOR RECEIVES A MONTHLY FEE BASED ON AN ANNUAL RATE OF .75%, OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS. CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE PORTFOLIO FOR AN ANNUAL FEE, PAYABLE MONTHLY, OF
 .35%  BASED  ON  THE  PORTFOLIO'S  ANNUAL  AVERAGE  DAILY  NET  ASSETS.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, ACTS AS SHAREHOLDER SERVICING AGENT FOR THE PORTFOLIO. FOR ITS SERVICES, CSSI
RECEIVED A FEE OF $1,297 FOR THE SIX MONTHS ENDED JUNE 30, 2000. NATIONAL FINANCIAL DATA SERVICES, INC. IS THE TRANSFER AND DIVIDEND DISBURSING AGENT.

EACH DIRECTOR OF THE FUND WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVES A FEE OF $1,500 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $15,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. DIRECTOR'S FEES ARE
ALLOCATED  TO  EACH  OF  THE  PORTFOLIOS  SERVED.
NOTE  C  -  INVESTMENT  ACTIVITY
DURING THE PERIOD, PURCHASES AND SALES OF INVESTMENTS, OTHER THAN SHORT-TERM SECURITIES, WERE $7,289,395 AND $6,915,798, RESPECTIVELY.
THE COST OF INVESTMENTS OWNED AT JUNE 30, 2000, WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES. NET UNREALIZED APPRECIATION AGGREGATED $3,063,677, OF WHICH $4,280,424 RELATED TO APPRECIATED INVESTMENTS AND $1,216,757 RELATED TO DEPRECIATED INVESTMENTS.
NOTE  D  -  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE PORTFOLIO HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT JUNE 30, 2000.

INTERNATIONAL  EQUITY  PORTFOLIO
FINANCIAL  HIGHLIGHTS

     PERIODS ENDED
                                      JUNE 30,     DECEMBER 31,     DECEMBER 31,
                                       2000           1999             1998
NET  ASSET  VALUE,  BEGINNING           $25.66           $20.81           $19.10
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME               .05              .01              .10
NET REALIZED AND UNREALIZED GAIN (LOSS)  (2.02)            6.80             3.35
TOTAL FROM INVESTMENT OPERATIONS         (1.97)            6.81             3.45
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                 -             (.01)           (.07)
     NET  REALIZED  GAINS                    -            (1.95)          (1.67)
          TOTAL  DISTRIBUTIONS               -            (1.96)          (1.74)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                         (1.97)            4.85             1.71
NET  ASSET  VALUE,  ENDING              $23.69           $25.66           $20.81

TOTAL  RETURN                            (7.68%)          32.78%          18.09%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME               .40% (A)         .06%            .49%
     TOTAL  EXPENSES                      1.51% (A)        1.62%           1.80%
     EXPENSES  BEFORE  OFFSETS            1.51% (A)        1.60%           1.65%
     NET  EXPENSES                        1.36% (A)        1.50%           1.56%
PORTFOLIO  TURNOVER                         35%              59%             92%
NET ASSETS, ENDING (IN THOUSANDS)      $21,020          $22,013          $17,109



     YEARS ENDED
                                  DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                     1997             1996             1995
NET  ASSET  VALUE,  BEGINNING           $18.74           $17.15           $15.89
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME               .19              .17              .27
NET REALIZED AND UNREALIZED GAIN (LOSS)   2.28             2.40             1.69
TOTAL FROM INVESTMENT OPERATIONS          2.47             2.57             1.96
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME              (.20)            (.14)           (.25)
     NET  REALIZED  GAINS                (1.91)            (.84)           (.45)
          TOTAL  DISTRIBUTIONS           (2.11)            (.98)           (.70)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                           .36             1.59             1.26
NET  ASSET  VALUE,  ENDING              $19.10           $18.74           $17.15

TOTAL  RETURN                            13.23%           14.99%          12.35%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME               .85%            1.02%           1.48%
     TOTAL  EXPENSES                      1.73%            1.82%           1.90%
     EXPENSES  BEFORE  OFFSETS            1.56%            1.59%           1.51%
     NET  EXPENSES                        1.17%            1.18%           1.12%
PORTFOLIO  TURNOVER                         35%              85%             90%
NET ASSETS, ENDING (IN THOUSANDS)      $14,450          $14,027           $9,831

(A)  ANNUALIZED

CALVERT  VARIABLE  SERIES,  INC.
CALVERT  SOCIAL  BALANCED  PORTFOLIO


DEAR  INVESTOR:

RISK AND REWARD. INVESTING IS ALL ABOUT BALANCING RISK AND REWARD. THE TWO ARE NOT ALWAYS SEEN TOGETHER IN PUBLIC, HOWEVER. SOMETIMES YOU GET REWARD WITHOUT MUCH RISK, AS IN THE LAST MONTHS OF LAST YEAR. OTHER TIMES, YOU GET A LOT OF RISK AND NOT MUCH REWARD: AND THAT HAS BEEN THE STORY OF THIS YEAR, THUS FAR. VOLATILITY HAS RETURNED WITH A VENGEANCE IN THIS NEW YEAR. STOCKS GOT MORE RISKY AS THE STRENGTH OF THE MARKET CONTINUED TO FOCUS ON TECH STOCKS, CREATING A "TWO-TIERED" MARKET OF PRICEY "NEW ECONOMY" STOCKS AND CHEAP "OLD ECONOMY" STOCKS. BONDS BECAME RISKIER AS THEY WERE CAUGHT IN CROSSCURRENTS OF MORE FED RATE HIKES, SLIGHT INCREASES IN THE RATE OF INFLATION, GROWING BUDGET SURPLUSES, SHRINKING TREASURY BOND AUCTIONS, AND FASTER BUY-BACK PROGRAMS BY THE GOVERNMENT. CORPORATES LOST GROUND TO TREASURIES AS SPREADS WIDENED AND LIQUIDITY DROPPED. SO, OVER THE COURSE OF THE FIRST SIX MONTHS, PRICES FOR SECURITIES JUMPED AROUND A LOT, BUT DIDN'T END UP GOING MUCH OF ANYWHERE.

IN THIS ROLLER COASTER ENVIRONMENT, THE FUND MANAGED TO POST A GOOD RETURN OF 2.77% FOR THE FIRST HALF OF THE YEAR, COMPARING VERY FAVORABLY WITH THE LIPPER VARIABLE ANNUITY BALANCED INDEX WHICH RETURNED 0.41%.

OVER THE COURSE OF THE LAST SIX MONTHS, WE HAVE STUCK TO OUR ASSET ALLOCATION GOAL OF 60% STOCKS AND 40% BONDS. WE ARE NOT MARKET-TIMERS NOR TACTICAL ALLOCATORS. RATHER, WE THINK THAT THIS ALLOCATION PROVIDES OUR INVESTORS WITH A FAVORABLE BALANCING OF RISK AND REWARD. OUR STOCK PORTFOLIO IS A LARGE CAP, GROWTH-ORIENTED PORTFOLIO BUILT ON THE IDEA OF INVESTING IN GROWTH STOCKS SELLING AT REASONABLE VALUATIONS. IN THE FIXED-INCOME PORTION OF THE PORTFOLIO, WE INVEST PRIMARILY IN CORPORATE BONDS AND TRADE THEM ACTIVELY TO CAPTURE REWARDS FROM INEFFICIENCIES THAT POP UP IN THE BOND MARKET FAIRLY REGULARLY.

CALVERT  ASSET  MANAGEMENT'S  PERSPECTIVE  ON  THE  BOND  MARKET
THERE WERE TWO SIGNIFICANT EVENTS IN THE FIRST HALF OF 2000 AFFECTING THE FIXED INCOME MARKET. DUE TO AN OVERHEATING ECONOMY WITH THE HIGHEST INFLATION FIGURES IN 3 YEARS, THE FED RAISED INTEREST RATES 3 TIMES. THESE ACTIONS BY THEMSELVES TEND TO RAISE YIELDS OF FIXED INCOME PRODUCT AND FLATTEN THE YIELD CURVE. THE SECOND EVENT WAS THE TREASURY BUY-BACK PROGRAM ANNOUNCED BY THE TREASURY DUE TO THE CURRENT BUDGET SURPLUS AND PROJECTED SURPLUSES IN THE FUTURE. THIS POLICY TENDS TO RAISE BOND PRICES AND LOWER YIELDS FOR LONGER DATED BONDS, SINCE THE BUY-BACK PROGRAM INVOLVES MAINLY LONGER DATED BONDS.

THIS  VOLATILE  YIELD  CURVE  HAS  LED  TO  SIGNIFICANT  WIDENING  OF  YIELDS OF
NON-TREASURIES RELATIVE TO TREASURIES. CERTAIN SEGMENTS OF THE BOND MARKET (CORPORATES, MORTGAGES, ASSET-BACKED, ETC.) TRADED AT THEIR WIDEST RELATIVE SPREADS IN HISTORY IN AN ECONOMY THAT WAS OTHERWISE DEEMED STRONG, IF NOT SPECTACULAR.

CVS  CALVERT  SOCIAL  BALANCED  PORTFOLIO

COMPARISON  OF  CHANGE  IN
VALUE  OF  A  HYPOTHETICAL  $10,000  INVESTMENT.






[INSERT  BAR  CHART  HERE]









AVERAGE  ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  6.30.00)
ONE  YEAR                        9.64%
FIVE  YEAR                      14.92%
TEN  YEAR                       12.11%
SINCE  INCEPTION  (9.02.86)     11.42%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT. PAST PERFORMANCE DOES NOT INDICATE FUTURE RESULTS.

NEW  SUBADVISORS  ASSUMED  MANAGEMENT  OF THE PORTFOLIO EFFECTIVE FEBRUARY 1995.

BECAUSE THE FIXED INCOME PORTION OF THE BALANCED PORTFOLIO TENDS TO BE WEIGHTED IN CORPORATE BONDS AND OTHER SPREAD PAPER, THE DETERIORATION OF SUCH BOND PRICES RELATIVE TO TREASURY PRICES LED TO RELATIVELY POOR PERFORMANCE IN THE FIXED INCOME PORTION OF THE FUND.

NCM  CAPITAL'S  PERSPECTIVE  ON  THE  STOCK  MARKET
LOOKING BACK OVER THE PAST SIX MONTHS, THE MAJOR DRIVERS OF PERFORMANCE WERE TECHNOLOGY AND HEALTHCARE. WHILE THE TECHNOLOGY SECTOR WAS FAR FROM BEING THE BEST PERFORMING SECTOR, ITS LARGE WEIGHTING IN THE PORTFOLIO COMBINED WITH OUR STRONG STOCK SELECTION RESULTED IN SOLID PERFORMANCE. THE SECTOR EXPERIENCED A STRONG RUN-UP IN THE FIRST QUARTER, ONLY TO SELL OFF STEEPLY IN THE EARLY SPRING. BY THE END OF JUNE, TECH STOCKS HAD STARTED TO RALLY BACK

HEALTHCARE STOCKS WERE THE STAR PERFORMERS. THE SECTOR, WHICH PERFORMED POORLY LAST YEAR AND IN THE FIRST THREE MONTHS OF THE YEAR, OUT-PERFORMED THE S&P 500 BY OVER 28% IN THE SECOND QUARTER. THIS IS ANOTHER SECTOR IN WHICH WE HOLD MORE THAN THE INDEX AND WE RECEIVED AMPLE REWARD FOR THAT DECISION.

THE TURN FROM THE FIRST TO THE SECOND QUARTER SAW A CHANGE IN LEADERSHIP IN STOCKS. TECH STOCKS GAVE WAY TO OTHER GROWTH STOCKS THAT HAD BEEN ALMOST FORGOTTEN ABOUT OVER THE LAST SEVERAL MONTHS. THE FEDERAL RESERVE'S RESTRICTIVE MONETARY POLICY, IN OUR OPINION, HAS BEEN THE MAJOR CATALYST BEHIND THE LEADERSHIP CHANGE. THE FED'S EFFORT TO COOL ECONOMIC GROWTH HAS FINALLY BEGUN TO SHOW UP IN ECONOMIC STATISTICS. AFTER RAISING THE FEDERAL FUNDS RATE A SIXTH SUCCESSIVE TIME IN MAY TO 6.5%, THE FED STOOD PAT AT THE JUNE 28TH MEETING. WHILE ALAN GREENSPAN CONTINUES TO BE CONCERNED ABOUT EXCESSIVE ECONOMIC GROWTH AND INFLATION, HE ACKNOWLEDGES THAT RECENT ECONOMIC FIGURES SUGGEST THE ECONOMY IS SLOWING.

A "SOFT LANDING" SEEMS PLAUSIBLE AS SUGGESTED BY THE SLOWING EMPLOYMENT NUMBERS, A DECELERATION IN MANUFACTURING, AND A SOFTENING IN RETAIL SALES/CONSUMER SPENDING. GIVEN OUR EARLIER BELIEF THAT THE FED WOULD ACHIEVE ITS OBJECTIVE OF SLOWER ECONOMIC GROWTH, WE CHOSE NOT TO FIGHT THE FED AND REPOSITIONED THE PORTFOLIO INTO LESS ECONOMICALLY SENSITIVE INDUSTRIES SUCH AS HEALTHCARE AND CONSUMER STAPLES. WHILE OUR DECISION TO LIGHTEN OUR EXPOSURE TO THE TECHNOLOGY SECTOR PROVED PREMATURE, THE DECISION ULTIMATELY PROVED CORRECT GIVEN ITS POOR SHOWING IN THE SECOND QUARTER.

OUTLOOK
EVEN AFTER THE SPECTACULAR DECLINE IN TECH STOCKS AND THE ASCENSION OF SOME "FORGOTTEN" GROWTH STOCKS, WE STILL HAVE A TWO-TIERED MARKET IN STOCKS. STOCKS SEEM TO BE EITHER CHEAP IN A HISTORICAL CONTEXT, OR EXPENSIVE: THERE DOESN'T
SEEM TO BE MUCH OF A MIDDLE GROUNDSTOCKS DON'T HAVE TO ALL CARRY THE SAME VALUATION RELATIVE TO PROFITS, SALES, OR SOMETHING ELSE, BUT THE MORE EXTREME THE DIFFERENCES BECOME STOCK-TO-STOCK, THE MORE WE ARE AT RISK FOR BIG SWINGS IN PRICES. INVESTORS ARE STARTING TO SEE A LESS RESTRICTIVE FED POLICY DEVELOPING. THAT WOULD BE FAVORABLE FOR ALL TYPES OF FINANCIAL ASSETS, AS LONG AS THE ECONOMY COOPERATES. THIS ECONOMY'S ABILITY TO GROW, PROVIDE WORK, AND MAINTAIN MODERATED PRICE PRESSURES, HAS DEFIED THE PERSPECTIVE OF MOST ECONOMISTS AND INVESTORS. RIGHT NOW, INVESTORS ARE OPTIMISTIC THAT THIS GOOD ECONOMIC ENVIRONMENT CAN CONTINUE INTO THE FORESEEABLE FUTURE.

SINCERELY,



JOHN  NICHOLS
VICE  PRESIDENT  OF  EQUITIES
CALVERT  ASSET  MANAGEMENT  COMPANY
JULY  28,  2000


CALVERT SOCIAL BALANCED PORTFOLIO OF CALVERT VARIABLE SERIES, INC., SHOULD NOT BE CONFUSED WITH THE CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO. PERFORMANCE OF THE TWO FUNDS WILL DIFFER.

BALANCED  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
JUNE  30,  2000

EQUITY  SECURITIES  -  60.0%                                 SHARES        VALUE
BANKS  -  3.2%
CHASE  MANHATTAN  CORP.                                      62,850   $2,895,028
FIFTH  THIRD  BANCORP,  INC.                                 54,200    3,428,150
FIRSTAR  CORP.                                              156,700    3,300,494
STATE  STREET  CORP.                                         19,900    2,110,644
                                                                      11,734,316

BIOTECHNOLOGY  -  0.3%
MEDIMMUNE,  INC.*                                            17,400    1,287,600

BROADCASTING  -  0.6%
CLEAR  CHANNEL  COMMUNICATIONS*                              30,400    2,280,000

BUSINESS  EQUIPMENT  &  SERVICES  -  1.9%
FIRST  DATA  CORP.                                           49,800    2,471,325
OMNICOM  GROUP,  INC.                                        51,400    4,577,813
                                                                       7,049,138

CHEMICALS  -  SPECIALTY  -  1.2%
AVERY  DENNISON  CORP.                                       39,000    2,617,875
PRAXAIR,  INC.                                               47,300    1,770,794
                                                                       4,388,669

COMMUNICATIONS  EQUIPMENT  -  7.2%
ADC  TELECOMMUNICATIONS,  INC.*                              37,900    3,178,863
CISCO  SYSTEMS,  INC.*                                      123,200    7,830,900
LUCENT  TECHNOLOGIES,  INC.                                  40,400    2,393,700
NOKIA  OYJ  (ADR)*                                           88,800    4,434,450
NORTEL  NETWORKS  CORP.                                      90,200    6,156,150
TELLABS,  INC.*                                              33,850    2,316,609
                                                                      26,310,672

COMPUTERS  -  MANUFACTURING  -  1.0%
INTERNATIONAL  BUSINESS  MACHINES  CORP.                     34,400    3,768,950

COMPUTERS  -  MICROCHIP  -  1.9%
SUN  MICROSYSTEMS,  INC.*                                    76,800    6,984,000

COMPUTERS  -  PERIPHERALS  -  7.6%
AMERICAN  POWER  CONVERSION  CORP.*                          65,200    2,660,975
EMC  CORP.*                                                 116,800    8,986,300
MICROSOFT  CORP.*                                           108,280    8,662,400
ORACLE  CORP.*                                               90,400    7,599,250
                                                                      27,908,925

CONSUMER  FINANCE  -  0.4%
PROVIDIAN  FINANCIAL  CORP.                                  14,300    1,287,000


COSMETICS  &  TOILETRIES  -  1.1%
ESTEE  LAUDER  CO.'S,  INC.                                  82,300    4,068,706

EQUITY  SECURITIES  -  CONT'D                                SHARES        VALUE
ELECTRONIC  COMPONENTS  -  3.5%
INTEL  CORP.                                                 39,100   $5,227,181
LINEAR  TECHNOLOGY  CORP.                                    51,300    3,279,994
SOLECTRON  CORP.*                                            97,800    4,095,375
                                                                      12,602,550

ELECTRONIC  INSTRUMENTS  -  0.6%
JDS  UNIPHASE  CORP.*                                        17,400    2,085,825

EQUIPMENT  -  SEMICONDUCTORS  -  1.1%
APPLIED  MATERIALS,  INC.*                                   35,700    3,235,312
CREE,  INC.*                                                  6,200      827,700
                                                                       4,063,012

FINANCE  COMPANIES  -  0.4%
FUSION  CAPITAL  ^                                        8,069,222      654,101
PE  CORP.                                                    10,800      711,450
                                                                       1,365,551

FOODS  -  0.5%
QUAKER  OATS  CO.                                            22,800    1,712,850


HEALTH  CARE  -  DRUGS  -  6.5%
AMGEN,  INC.*                                                41,700    2,929,425
CARDINAL  HEALTH,  INC.                                      60,550    4,480,700
MERCK  &  CO.,  INC.                                         41,700    3,195,263
WATSON  PHARMACEUTICAL,  INC.*                               29,200    1,569,500
PFIZER,  INC.                                               187,300    8,990,400
SCHERING-PLOUGH  CORP.                                       47,228    2,385,014
                                                                      23,550,302

HEALTH  CARE  -  GENERAL  -  1.7%
JOHNSON  &  JOHNSON                                          61,500    6,265,313

HOSPITAL  SUPPLY  &  MANAGEMENT  -  0.4%
GUIDANT  CORP.*                                              27,700    1,371,150

HOUSEHOLD  -  GENERAL  PRODUCTS  -  0.6%
COLGATE-PALMOLIVE  CO.                                       39,000    2,335,125

INSURANCE  -  LIFE  -  0.9%
AFLAC,  INC.                                                 29,700    1,364,344
AXA  FINANCIAL,  INC.                                        52,200    1,774,800
                                                                       3,139,144

INSURANCE  -  PROPERTY  &  CASUALITY  -  1.7%
AMERICAN  INTERNATIONAL  GROUP,  INC.                        53,271    6,259,342

MANUFACTURING  -  DIVERSIFIED  -  1.3%
TYCO  INTERNATIONAL  LTD.                                    97,300    4,609,587

NATURAL  GAS  -  1.0%
EL  PASO  ENERGY  CORP.                                      72,900    3,713,344

PETROLEUM  -  DOMESTIC  -  1.4%
ANADARKO  PETROLEUM  CORP.                                  101,800    5,020,012

EQUITY  SECURITIES  -  CONT'D                                SHARES        VALUE
POWER  PRODUCERS  -  INDEPENDENT  -  1.1%
AES  CORP.*                                                  44,600   $2,034,875
CALPINE  CORP.*                                              32,000    2,104,000
                                                                       4,138,875

RAILROADS  -  0.5%
KANSAS  CITY  SOUTHERN  INDUSTRIES                           22,200    1,968,862

RETAIL  -  FOOD  STORES  -  1.9%
CVS  CORP.                                                   57,400    2,296,000
KROGER  CO.*                                                203,700    4,494,131
                                                                       6,790,131

RETAIL  -  GENERAL  MERCHANDISE  -  0.4%
DOLLAR  GENERAL  CORP.                                       72,625    1,416,187

RETAIL-SPECIALTY  STORES  -  1.0%
HOME  DEPOT,  INC.                                           71,010    3,546,062

SECURITY  &  COMMERCIAL  BROKERS  -  2.0%
FEDERAL  NATIONAL  MORTGAGE  ASSOCIATION                     41,400    2,160,563
MARSH  &  MCLENNAN  CO.'S                                    19,100    1,994,756
SCHWAB  (CHARLES)  CORP.                                     96,000    3,228,000
                                                                       7,383,319

TELECOMMUNICATION  EQUIPMENT  -  0.4%
SCIENTIFIC-ATLANTA,  INC.                                    18,200    1,355,900

TELECOMMUNICATIONS  -  LONG  DISTANCE  -  0.3%
NEXTLINK  COMMUNICATIONS,  INC.*                             27,800    1,054,663

TIMESHARING  &  SOFTWARE  -  1.1%
AMERICA  ONLINE,  INC.*                                      77,300    4,077,575

UTILITIES  -  TELEPHONE  -  3.3%
ALLTEL  CORP.                                                35,400    2,192,588
SBC  COMMUNICATIONS,  INC.                                  105,940    4,581,905
VODAFONE  AIRTOUCH  PLC  (ADR)                               39,000    1,616,062
WORLDCOM,  INC.*                                             77,757    3,567,102
                                                                      11,957,657

          TOTAL EQUITY SECURITIES (COST $163,646,783)                218,850,314


PREFERRED  TRUST  HOLDINGS  -  0.6%
FIRST REPUBLIC PREFERRED CAPITAL CORP., 10.50%, 6/1/09        1,500    1,387,500
HIGHWOOD  PROPERTIES,  INC.,  8.625%,  2/12/27                1,500    1,009,620

          TOTAL  PREFERRED  TRUST  HOLDINGS  (COST  $3,059,280)        2,397,120

     PRINCIPAL
CORPORATE  OBLIGATIONS  -  31.8%                             AMOUNT        VALUE
ABBEY NATIONAL CAPITAL TRUST I, 8.963%, 12/29/49         $3,700,000   $3,674,366
AGL  CAPITAL  TRUST,  8.17%,  6/1/37                      1,000,000      848,750
AMR  CORP.,  9.82%,  3/7/01                                  25,000       25,235
ATLANTIC MUTUAL INSURANCE CO., 8.15%, 2/15/28             4,000,000    2,882,560
BANK  UNITED  CORP.,  8.00%,  3/15/09                     1,795,000    1,567,968
BLYTH  INDUSTRIES,  INC.,  7.90%,  10/1/09                3,500,000    3,305,610
BOMBARDIER CAPITAL MORTGAGE SECURITIES CORP., 8.29%, 6/15/30
                                                          4,000,000    3,869,720
CENTRAL  LA  ELECTRIC  CO.,  6.52%,  5/15/09              1,500,000    1,323,810
COLUMBIA  UNIVERSITY,  6.83%,  12/15/20                   3,000,000    2,825,418
COMPUTER ASSOCIATES INTERNATIONAL, INC., 6.375%, 4/15/05  4,750,000    4,416,075
CONSECO,  INC.:
     6.80%,  10/15/02                                       500,000      365,000
     9.00%,  6/15/05                                      9,750,000    6,532,500
     8.50%,  10/15/06                                     2,000,000    1,420,000
COVAD  COMMERCIAL  GROUP,  12.00%,  2/15/10               1,000,000      840,000
COX  ENTERPRISES,  INC.,  8.00%,  2/15/07                 4,000,000    3,970,440
CREDIT  SUISSE  FIRST  BOSTON,  7.90%,  5/1/07            1,000,000      926,599
CREDIT-BASED  ASSET  SERVICING  AND  SECURITIES,  LTD.,  8.20%,  9/25/30
                                                            500,000      466,685
CRESCENT REAL ESTATE EQUITIES LP, 7.50%, 9/15/07          1,500,000    1,222,305
DIME  CAPITAL  TRUST  I,  9.33%,  5/6/27                  2,000,000    1,819,100
DOLLAR  GENERAL  CORP.,  8.625%,  6/15/10                 2,000,000    1,988,144
ERAC  USA  FINANCIAL  CO.,  8.25%,  5/1/05                6,000,000    6,046,140
FINOVA  CAPITAL  CORP.,  6.375%,  10/15/00                1,000,000      977,500
FIRST  DATA  CORP.:
     6.75%,  7/15/05                                      1,000,000      967,120
     6.375%,  12/15/07                                    1,000,000      930,900
FUSION  CAPITAL,  10.00%,  1/16/02^                       2,068,894      209,634
GOLDEN  STATES  HOLDINGS  ESCROW  CORP.:
     7.00%,  8/1/03                                       2,000,000    1,841,220
     7.125%,  8/1/05                                      2,500,000    2,214,950
GREENPOINT MANUFACTURED HOUSING, 7.59%, 11/15/28          2,500,000    2,507,400
HSB  CAPITAL  I,  7.19125%,  7/15/27                      1,000,000      916,350
IMPERIAL  BANK,  8.50%,  4/1/09                           3,500,000    3,135,741
INTERPOOL  CAPITAL  TRUST,  9.875%,  2/15/27              3,250,000    2,412,572
LG&G  CAPITAL  CORP.,  5.75%,  11/1/01                    2,500,000    2,413,325
LIBERTY  MUTUAL  INSURANCE  CO.,  7.697%,  10/15/2097     4,000,000    2,920,560
MCN  INVESTMENT  CORP.,  6.35%,  4/2/12                   1,000,000      964,360
NORDBANKEN,  8.95%,  11/29/49                             3,750,000    3,743,224
NORTHERN BORDERS PARTNERS, LP, 8.875%, 6/15/10            3,500,000    3,556,298
RENAISSANCE  CAPITAL TRUST CO., 8.54%, 3/1/27             2,000,000    1,599,764
RIGGS  CAPITAL  TRUST,  8.625%,  12/31/26                 3,000,000    2,389,770
ROYAL BANK OF SCOTLAND GROUP PLC, 9.118%, 3/31/49         4,500,000    4,597,961
RUSSELL  FRANK  CO.,  5.625%,  1/15/09                    1,200,000    1,056,876
SKANDINAVISKA  ENSKILDA  BANKEN:
     7.50%,  3/29/49                                      2,000,000    1,773,068
     8.125%,  9/6/49                                      2,000,000    1,924,784
SOVEREIGN  BANCORP,  INC.:
     6.75%,  9/1/00                                       2,750,000    2,736,250
     10.20%,  6/30/05                                     5,000,000    5,040,500
     12.18%,  6/30/20                                     4,000,000    4,000,000
SWEDBANK  SPARBANK  SVENGE AB, 9.00%, 3/17/10             3,000,000    2,938,470
TYCO  INTERNATIONAL  GROUP,  6.375%,  6/15/05             2,500,000    2,350,450
UNITED  DOMINION REALTY TRUST, 8.50%, 9/15/24             2,000,000    1,986,938
XEROX  CORP.,  8.00%,  2/1/27                             4,150,000    3,431,137

          TOTAL  CORPORATE  OBLIGATIONS  (COST  $122,927,512)        115,873,547

                                                          PRINCIPAL
TAXABLE  VARIABLE  RATE  DEMAND  NOTES  -  4.2%              AMOUNT        VALUE
MISSISSIPPI  BUSINESS  FINANCIAL  CORP.  IDA  REVENUE,  6.70%,  6/1/20
      LOC:  BANK  OF  AMERICA                            $1,300,000   $1,300,000
OAKLAND-ALAMEDA  COUNTY  COLISEUM  AUTHORITY  LEASE  REVENUE,  6.67%,  2/1/11
     LOC:  FIRST  UNION  BANK                             7,000,000    7,000,000
TEXAS  STATE,  6.684%, 12/1/27, TOA: CITIBANK             7,000,000    7,000,000

          TOTAL VARIABLE RATE DEMAND NOTES (COST $15,300,000)         15,300,000

U.S.  GOVERNMENT  AGENCIES  AND  INSTRUMENTALITIES  -  0.3%
FEDERAL  HOME LOAN MORTGAGE CORP., 7.12%, 6/25/28           989,298      974,251

TOTAL U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES (COST $1,025,588)   974,251


TAXABLE  MUNICIPAL  OBLIGATIONS  -  1.2%
MARYLAND  STATE  ECONOMIC  DEVELOPMENT  CORP.:
     8.00%,  10/1/05                                        805,000      798,713
     8.625%,  10/1/19                                       750,000      815,543
SAN MATEO, CA REDEVELOPMENT AGENCY, 7.125%, 8/1/08        2,785,000    2,714,400

          TOTAL  MUNICIPAL  OBLIGATIONS  (COST  $4,340,000)            4,328,656


U.S.  TREASURY  -  2.0%
U.S.  TREASURY  NOTES,  6.50%,  2/15/10                   7,000,000    7,238,420

          TOTAL  U.S.  TREASURY  (COST  $7,204,904)                    7,238,420


               TOTAL  INVESTMENTS  (COST  $317,504,067)  -  100.1%   364,962,308
               OTHER  ASSETS  AND  LIABILITIES,  NET  -  (0.1)%        (391,250)
               NET  ASSETS  -  100%                                 $364,571,058









*  NON-INCOME  PRODUCING.
^  SEE  NOTE  B.

ABBREVIATIONS:
   ADR:  AMERICAN  DEPOSITORY  RECEIPTS

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

BALANCED  PORTFOLIO
STATEMENT  OF  ASSETS  AND  LIABILITIES
JUNE  30,  2000

ASSETS
INVESTMENTS IN SECURITIES, AT VALUE - SEE ACCOMPANYING PORTFOLIO    $364,962,308
CASH                                                                      93,101
RECEIVABLE  FOR  SECURITIES  SOLD                                     35,152,755
INTEREST  AND  DIVIDENDS  RECEIVABLE                                   2,733,729
OTHER  ASSETS                                                              3,047
     TOTAL  ASSETS                                                   402,944,940

LIABILITIES
PAYABLE  TO  CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.                  166,573
PAYABLE  TO  CALVERT  ADMINISTRATIVE  SERVICES  COMPANY                   81,013
PAYABLE  FOR  SECURITIES  PURCHASED                                   38,063,826
ACCRUED  EXPENSES  AND  OTHER  LIABILITIES                                62,470
     TOTAL  LIABILITIES                                               38,373,882
          NET  ASSETS                                               $364,571,058

NET  ASSETS  CONSIST  OF:
PAR  VALUE  AND  PAID-IN  CAPITAL  APPLICABLE  TO  163,659,694  SHARES OF COMMON
     STOCK  OUTSTANDING;  $0.01  PAR  VALUE  1,000,000,000  SHARES  AUTHORIZED
                                                                    $297,195,208
UNDISTRIBUTED  NET  INVESTMENT  INCOME  (LOSS)                         5,763,179
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS  AND  FOREIGN CURRENCY
TRANSACTIONS                                                          14,157,689
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)  ON  INVESTMENTS  AND
     FOREIGN  CURRENCIES  AND  ASSETS  AND  LIABILITIES  DENOMINATED  IN FOREIGN
CURRENCIES                                                            47,454,982

          NET  ASSETS                                               $364,571,058

          NET  ASSET  VALUE  PER  SHARE                                   $2.228


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

BALANCED  PORTFOLIO
STATEMENT  OF  OPERATIONS
SIX  MONTHS  ENDED  JUNE  30,  2000

NET  INVESTMENT  INCOME
INVESTMENT  INCOME:
     INTEREST  INCOME                                                 $5,616,672
     DIVIDEND  INCOME (NET OF FOREIGN TAXES WITHHELD OF $3,492)          901,995
          TOTAL  INVESTMENT  INCOME                                    6,518,667

EXPENSES:
     INVESTMENT  ADVISORY  FEE                                           732,830
     TRANSFER  AGENCY  FEES  AND  EXPENSES                               171,291
     DIRECTORS'  FEES  AND  EXPENSES                                      11,848
     ADMINISTRATIVE  FEES                                                474,184
     ACCOUNTING  FEES                                                     30,279
     CUSTODIAN  FEES                                                      79,062
     REPORTS  TO  SHAREHOLDERS                                            23,905
     PROFESSIONAL  FEES                                                   13,564
     MISCELLANEOUS                                                         5,009
          TOTAL  EXPENSES                                              1,541,972
          FEES  PAID  INDIRECTLY                                        (35,203)
               NET  EXPENSES                                           1,506,769

                    NET  INVESTMENT  INCOME                            5,011,898

REALIZED  AND  UNREALIZED  GAIN  (LOSS)
NET  REALIZED  GAIN  (LOSS)  ON:
     INVESTMENTS                                                       9,978,475
     FOREIGN  CURRENCY  TRANSACTIONS                                     (2,562)
                                                                       9,975,913

CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION):
     INVESTMENTS  AND  FOREIGN  CURRENCIES                           (5,268,782)
     ASSETS  AND  LIABILITIES DENOMINATED IN FOREIGN CURRENCIES          (1,592)
                                                                     (5,270,374)

               NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)            4,705,539

               INCREASE  (DECREASE)  IN  NET  ASSETS
               RESULTING  FROM  OPERATIONS                            $9,717,437


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

BALANCED  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                   SIX MONTHS ENDED   YEAR ENDED
                                                       JUNE 30,     DECEMBER 31,
INCREASE  (DECREASE)  IN  NET  ASSETS                   2000            1999
OPERATIONS:
     NET  INVESTMENT  INCOME                             $5,011,898   $7,583,853
     NET  REALIZED  GAIN  (LOSS)                          9,975,913   28,495,630
     CHANGE  IN  UNREALIZED  APPRECIATION OR (DEPRECIATION)
                                                         (5,270,374)   1,189,841

          INCREASE  (DECREASE)  IN  NET  ASSETS
          RESULTING  FROM  OPERATIONS                     9,717,437   37,269,324

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
     NET  INVESTMENT  INCOME                                      -  (7,540,884)
     NET  REALIZED  GAIN  ON  INVESTMENTS                         - (25,833,343)
          TOTAL  DISTRIBUTIONS                                    - (33,374,227)

CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD                                        23,287,746   50,859,381
     REINVESTMENT  OF  DISTRIBUTIONS                              -   33,374,227
     SHARES  REDEEMED                                   (17,747,567)(42,769,670)
          TOTAL  CAPITAL  SHARE  TRANSACTIONS             5,540,179   41,463,938

TOTAL  INCREASE  (DECREASE)  IN  NET  ASSETS             15,257,616   45,359,035

NET  ASSETS
BEGINNING  OF  PERIOD                                   349,313,442  303,954,407
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
   INCOME  OF $5,763,179 AND $751,281, RESPECTIVELY)   $364,571,058 $349,313,442

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                                             10,862,449   22,922,306
REINVESTMENT  OF  DISTRIBUTIONS                                   -   15,401,120
SHARES  REDEEMED                                         (8,288,497)(19,438,553)
     TOTAL  CAPITAL  SHARE  ACTIVITY                      2,573,952   18,884,873

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: CALVERT SOCIAL BALANCED PORTFOLIO (THE "PORTFOLIO"), A SERIES OF CALVERT VARIABLE SERIES, INC. (THE "FUND"), IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A NON-DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE OPERATIONS OF EACH SERIES OF THE FUND ARE ACCOUNTED FOR SEPARATELY. THE SHARES OF THE PORTFOLIO ARE SOLD TO AFFILIATED AND UNAFFILIATED INSURANCE COMPANIES FOR ALLOCATION TO CERTAIN OF THEIR VARIABLE SEPARATE ACCOUNTS. SECURITY VALUATION: SECURITIES LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. FOREIGN SECURITY PRICES, FURNISHED BY QUOTATION SERVICES IN THE SECURITY'S LOCAL CURRENCY, ARE TRANSLATED USING THE CURRENT U.S. DOLLAR EXCHANGE RATE. UNLISTED SECURITIES AND LISTED SECURITIES FOR WHICH THE LAST SALE PRICE IS NOT AVAILABLE ARE VALUED AT THE MOST RECENT BID PRICE OR BASED ON A YIELD EQUIVALENT OBTAINED FROM THE SECURITIES' MARKET MAKER. MUNICIPAL SECURITIES ARE VALUED UTILIZING THE AVERAGE OF BID PRICES OR AT BID PRICES BASED ON A MATRIX SYSTEM (WHICH CONSIDERS SUCH FACTORS AS SECURITY PRICES, YIELDS, MATURITIES AND RATINGS) FURNISHED BY DEALERS THROUGH AN INDEPENDENT PRICING SERVICE. OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF DIRECTORS.
IN DETERMINING FAIR VALUE, THE BOARD CONSIDERS ALL RELEVANT QUALITATIVE AND QUANTITATIVE INFORMATION AVAILABLE. THESE FACTORS ARE SUBJECT TO CHANGE OVER TIME AND ARE REVIEWED PERIODICALLY. THE VALUES ASSIGNED TO FAIR VALUE INVESTMENTS ARE BASED ON AVAILABLE INFORMATION AND DO NOT NECESSARILY REPRESENT AMOUNTS THAT MIGHT ULTIMATELY BE REALIZED, SINCE SUCH AMOUNTS DEPEND ON FUTURE DEVELOPMENTS INHERENT IN LONG-TERM INVESTMENTS. BECAUSE OF THE INHERENT UNCERTAINTY OF VALUATION, THOSE ESTIMATED VALUES MAY DIFFER SIGNIFICANTLY FROM THE VALUES THAT WOULD HAVE BEEN USED HAD A READY MARKET OF THE INVESTMENTS EXISTED, AND THE DIFFERENCES COULD BE MATERIAL.
AT JUNE 30, 2000, $209,634 OR 0.06% OF NET ASSETS WERE VALUED BY THE BOARD OF DIRECTORS.
REPURCHASE AGREEMENTS: THE PORTFOLIO MAY ENTER INTO REPURCHASE AGREEMENTS WITH RECOGNIZED FINANCIAL INSTITUTIONS OR REGISTERED BROKER/DEALERS AND, IN ALL INSTANCES, HOLDS UNDERLYING SECURITIES WITH A VALUE EXCEEDING THE TOTAL REPURCHASE PRICE, INCLUDING ACCRUED INTEREST. ALTHOUGH RISK IS MITIGATED BY THE COLLATERAL, THE FUND COULD EXPERIENCE A DELAY IN RECOVERING ITS VALUE AND A POSSIBLE LOSS OF INCOME OR VALUE IF THE COUNTERPARTY FAILS TO PERFORM IN ACCORDANCE WITH THE TERMS OF THE AGREEMENT.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. DIVIDEND INCOME IS RECORDED ON THE EX-DIVIDEND DATE OR, IN THE CASE OF DIVIDENDS ON CERTAIN FOREIGN SECURITIES, AS SOON AS THE PORTFOLIO IS INFORMED OF THE EX-DIVIDEND DATE. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS.
FOREIGN CURRENCY TRANSACTIONS: THE PORTFOLIO'S ACCOUNTING RECORDS ARE MAINTAINED IN U.S. DOLLARS. FOR VALUATION OF ASSETS AND LIABILITIES ON EACH DATE OF NET ASSET VALUE DETERMINATION, FOREIGN DENOMINATIONS ARE CONVERTED INTO U. S. DOLLARS USING THE CURRENT EXCHANGE RATE. SECURITY TRANSACTIONS, INCOME AND EXPENSES ARE TRANSLATED AT THE PREVAILING RATE OF EXCHANGE ON THE DATE OF THE EVENT. THE EFFECT OF CHANGES IN FOREIGN EXCHANGE RATES ON SECURITIES IS INCLUDED WITH THE NET REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS. DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE PORTFOLIO ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE PORTFOLIO'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE PORTFOLIO HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT ARRANGEMENT IS AN ALTERNATIVE TO OVERNIGHT INVESTMENTS.

FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE PORTFOLIO INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS EARNINGS.
NOTE  B  -  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE PORTFOLIO. FOR ITS SERVICES, THE ADVISOR RECEIVES A MONTHLY FEE BASED ON AN ANNUAL RATE OF .425%, OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS. CALVERT ADMINISTRATIVE SERVICES COMPANY, INC., AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE PORTFOLIO FOR AN ANNUAL FEE, PAYABLE MONTHLY, OF .275% OF THE AVERAGE DAILY NET ASSETS OF THE PORTFOLIO. CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, ACTS AS SHAREHOLDER SERVICING AGENT FOR THE PORTFOLIO. FOR ITS SERVICES, CSSI RECEIVED A FEE OF $22,141 FOR THE PERIOD ENDED JUNE 30, 2000. NATIONAL FINANCIAL DATA SERVICES, INC. IS THE TRANSFER AND DIVIDEND DISBURSING AGENT.
EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVES A FEE OF $1,500 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $15,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. DIRECTOR'S FEES ARE ALLOCATED TO EACH OF THE PORTFOLIOS SERVED.
FUSION CAPITAL (FORMERLY UMBONO), WHICH IS AN AFFILIATE BECAUSE THE PORTFOLIO OWNS OVER 13% OF THE VOTING SECURITIES, WAS PURCHASED AT A COST OF $2,622,705 FOR 10,206,500 SHARES.
NOTE  C  -  INVESTMENT  ACTIVITY
DURING THE PERIOD, PURCHASES AND SALES OF INVESTMENTS, OTHER THAN SHORT-TERM SECURITIES, WERE $1,660,375,029 AND $1,657,672,084, RESPECTIVELY. U.S.
GOVERNMENT SECURITY PURCHASES WERE $1,452,502,534 AND SALES WERE $1,450,093,187. THE COST OF INVESTMENTS OWNED AT JUNE 30, 2000 , WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX PURPOSES AND FINANCIAL REPORTING PURPOSES. NET UNREALIZED APPRECIATION AGGREGATED $47,456,733, OF WHICH $61,941,940 RELATED TO APPRECIATED SECURITIES AND $14,485,207 RELATED TO DEPRECIATED SECURITIES.
AS A CASH MANAGEMENT PRACTICE PRIMARILY, THE PORTFOLIO MAY SELL OR PURCHASE SECURITIES FROM OTHER PORTFOLIOS MANAGED BY THE ADVISOR. FOR THE PERIOD ENDED JUNE 30, 2000, THE PORTFOLIO EFFECTED TRANSACTIONS WITH OTHER CALVERT PORTFOLIOS, WHICH RESULTED IN NET REALIZED GAINS ON SALES OF SECURITIES OF $84,299. THESE PURCHASES AND SALES TRANSACTIONS, EXECUTED AT INDEPENDENTLY DERIVED PRICES PURSUANT TO RULE 17A-7 UNDER THE INVESTMENT COMPANY ACT OF 1940, WERE $170,998,700 AND $149,451,425, RESPECTIVELY.
NOTE  D  -  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE PORTFOLIO HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT JUNE 30, 2000.

BALANCED  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                                  PERIODS ENDED
                                      JUNE 30,     DECEMBER 31,     DECEMBER 31,
                                       2000           1999             1998
NET  ASSET  VALUE,  BEGINNING           $2.168           $2.138           $1.982
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME              .030             .051             .052
NET REALIZED AND UNREALIZED GAIN (LOSS)   .030             .208             .271
     TOTAL FROM INVESTMENT OPERATIONS     .060             .259             .323
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                 -            (.052)          (0.52)
     NET  REALIZED  GAINS                    -            (.177)          (.115)
          TOTAL  DISTRIBUTIONS               -            (.229)          (.167)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                          .060             .030             .156
NET  ASSET  VALUE,  ENDING              $2.228           $2.168           $2.138

TOTAL  RETURN                             2.77%           12.12%          16.33%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME              2.91% (A)        2.35%           2.66%
     TOTAL  EXPENSES                       .89% (A)         .89%            .87%
     EXPENSES  BEFORE  OFFSETS             .89% (A)         .89%            .87%
     NET  EXPENSES                         .87% (A)         .86%            .85%
PORTFOLIO  TURNOVER                        490%             619%            539%
NET ASSETS, ENDING (IN THOUSANDS)     $364,571         $349,313         $303,954




                                                  YEARS ENDED
                                  DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                     1997             1996             1995
NET  ASSET  VALUE,  BEGINNING           $1.774           $1.703           $1.440
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME              .047             .040             .050
NET REALIZED AND UNREALIZED GAIN (LOSS)   .309             .175             .380
     TOTAL FROM INVESTMENT OPERATIONS     .356             .215             .430
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME             (.047)           (.042)          (.040)
     NET  REALIZED  GAINS                (.101)           (.102)          (.127)
          TOTAL  DISTRIBUTIONS           (.148)           (.144)          (.167)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                          .208             .071             .263
NET  ASSET  VALUE,  ENDING              $1.982           $1.774           $1.703

TOTAL  RETURN                            20.08%           12.62%          29.87%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME              2.66%            2.71%           3.08%
     TOTAL  EXPENSES                       .80%             .81%            .83%
     EXPENSES  BEFORE  OFFSETS             .80%             .81%            .83%
     NET  EXPENSES                         .77%             .78%            .81%
PORTFOLIO  TURNOVER                        905%              99%            163%
NET ASSETS, ENDING (IN THOUSANDS)     $227,834         $161,473         $110,237

(A)  ANNUALIZED

AMERITAS
PORTFOLIOS
FUNDS  WITHIN  CALVERT  VARIABLE  SERIES,  INC.


SEMI-ANNUAL  REPORT
JUNE  30,  2000

AMERITAS  PORTFOLIOS
FUNDS  WITHIN  CALVERT  VARIABLE  SERIES,  INC.

SEMI-ANNUAL  REPORT,  JUNE  30,  2000


TABLE  OF  CONTENTS

1      PORTFOLIO  MANAGER  REMARKS
15     PORTFOLIOS  OF  INVESTMENTS
66     NOTES  TO  PORTFOLIOS  OF  INVESTMENTS
67     STATEMENTS  OF  ASSETS  AND  LIABILITIES
70     STATEMENTS  OF  OPERATIONS
74     STATEMENTS  OF  CHANGES  IN  NET  ASSETS
83     NOTES  TO  FINANCIAL  STATEMENTS
88     FINANCIAL  HIGHLIGHTS

AMERITAS  GROWTH  PORTFOLIO
AMERITAS  SMALL  CAPITALIZATION  PORTFOLIO
AMERITAS  MIDCAP  GROWTH  PORTFOLIO
AMERITAS  INCOME  &  GROWTH  PORTFOLIO


MANAGED  BY  FRED  ALGER  MANAGEMENT,  INC.

A  WORD  FROM  PORTFOLIO  MANAGEMENT:
PORTFOLIO  OBJECTIVE  AND  INVESTMENT  STYLE
AMERITAS  GROWTH
THE PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY FOCUSING ON COMPANIES THAT GENERALLY HAVE BROAD PRODUCT LINES, MARKETS, FINANCIAL RESOURCES AND DEPTH OF MANAGEMENT. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO INVESTS PRIMARILY IN THE EQUITY SECURITIES, SUCH AS COMMON OR PREFERRED STOCKS, OF LARGE COMPANIES LISTED ON U.S. EXCHANGES OR IN THE U.S. OVER-THE-COUNTER MARKET. THE PORTFOLIO
CONSIDERS A LARGE COMPANY TO HAVE A MARKET CAPITALIZATION OF $1 BILLION OR GREATER.
AMERITAS  SMALL  CAPITALIZATION
THE PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION BY FOCUSING ON SMALL, FAST-GROWING COMPANIES THAT OFFER INNOVATIVE PRODUCTS, SERVICES OR TECHNOLOGIES TO A RAPIDLY EXPANDING MARKETPLACE. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO INVESTS PRIMARILY IN THE EQUITY SECURITIES, SUCH AS COMMON OR PREFERRED STOCKS, OF SMALL CAPITALIZATION COMPANIES LISTED ON U.S. EXCHANGES OR IN THE U.S. OVER-THE-COUNTER MARKET. THE PORTFOLIO CONSIDERS A SMALL CAPITALIZATION COMPANY TO HAVE A MARKET CAPITALIZATION WITHIN THE RANGE OF COMPANIES IN THE RUSSELL 2000 GROWTH INDEX OR THE S&P SMALLCAP 600 INDEX.
AMERITAS  MIDCAP  GROWTH
THE PORTFOLIO SEEKS LONG-TERM CAPITAL APPRECIATION INVESTING IN MIDSIZE COMPANIES WITH PROMISING GROWTH POTENTIAL. UNDER NORMAL CIRCUMSTANCES, THE
PORTFOLIO  INVESTS  PRIMARILY  IN  THE  EQUITY  SECURITIES,  SUCH  AS  COMMON OR
PREFERRED STOCKS, OF COMPANIES LISTED ON U.S. EXCHANGES OR IN THE U.S. OVER-THE-COUNTER MARKET AND HAVING A MARKET CAPITALIZATION WITHIN THE RANGE OF COMPANIES IN THE S&P SMALLCAP 400 INDEX.
AMERITAS  INCOME  &  GROWTH
THE PORTFOLIO PRIMARILY SEEKS TO PROVIDE A HIGH LEVEL OF DIVIDEND INCOME. ITS SECONDARY GOAL IS TO PROVIDE CAPITAL APPRECIATION. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO INVESTS IN DIVIDEND PAYING EQUITY SECURITIES, SUCH AS COMMON OR PREFERRED STOCKS, PREFERABLY THOSE WHICH THE PORTFOLIO MANAGER BELIEVES ALSO OFFER OPPORTUNITIES FOR CAPITAL APPRECIATION.

MARKETS  &  INVESTMENT  CLIMATE
THE STOCK MARKET EXPERIENCED AN EXTREMELY VOLATILE START TO THE NEW MILLENNIUM. FOLLOWING AN ENORMOUSLY STRONG FOURTH QUARTER OF 1999 AND AN UNEVENTFUL Y2K, THE MARKET SEEMED POISED TO CONTINUE ITS RALLY DURING THE TRADITIONALLY BULLISH MONTH OF JANUARY. HOWEVER, STOCKS STRUGGLED DURING JANUARY, AS PROFIT-TAKING AND INTEREST RATE FEARS WEIGHED ON MOST EQUITY INDICES. SOARING FUEL PRICES CONTRIBUTED HEAVILY TO INFLATION FEARS AS OIL NEARED $30 PER BARREL. ALSO, THIRD AND FOURTH QUARTER GDP NUMBERS REPRESENTED THE STRONGEST TWO-QUARTER GDP GROWTH IN MORE THAN A DECADE. AGAINST THIS BACKGROUND OF HIGHER COMMODITY PRICES AND UNRELENTING ECONOMIC EXPANSION, THE FEDERAL RESERVE RAISED BOTH THE FEDERAL FUNDS RATE AND THE DISCOUNT RATE ONE QUARTER OF A PERCENT ON FEBRUARY 2ND. TWO DAYS BEFORE THE FEDERAL RESERVE MEETING, THE S&P 500 INDEX ENDED JANUARY WITH A -5.0% RETURN.
FEBRUARY WAS A SLIGHTLY BETTER MONTH FOR EQUITY MARKETS. WHILE THE S&P 500 AND THE DOW JONES INDUSTRIAL AVERAGE CONTINUED TO FLOUNDER, TECHNOLOGY AND GROWTH STOCKS REGAINED THE MOMENTUM THEY HAD PREVIOUSLY LOST. THE NASDAQ COMPOSITE AND RUSSELL 2000 PUSHED STRONGLY HIGHER, LED BY MANY OF THE SAME COMPANIES THAT HAD DRIVEN THE MARKET TOWARDS THE END OF 1999. BIOTECHNOLOGY STOCKS POSTED ESPECIALLY STRONG GAINS. THE RE-EMERGENCE OF GROWTH STOCKS, COMBINED WITH THE CONTINUED STRUGGLES OF MOST VALUE STOCKS, BROUGHT INCREASED PUBLIC ATTENTION TO THE ONGOING BIFURCATED NATURE OF THE MARKET.
WHILE THE MEDIA WAS SHINING A SPOTLIGHT ON "NEW ECONOMY" STOCKS, MARCH ROLLED AROUND AND THE MARKET QUICKLY CHANGED ITS PACE. MANY TECHNOLOGY-ORIENTED, NEW ECONOMY GROWTH STOCKS CORRECTED SEVERELY DURING MARCH, DRIVEN DOWN BY VALUATION CONCERNS AND SECTOR ROTATIONS. MONEY FLOWED OUT OF TECHNOLOGY STOCKS AND INTO SO-CALLED "OLD ECONOMY STOCKS," INCLUDING FINANCIALS, PHARMACEUTICALS AND RETAILERS. MANY OF THE TRADING DAYS DURING MARCH SAW THE DOW MOVING STRONGLY IN ONE DIRECTION AND THE NASDAQ MOVING DECISIVELY IN THE OTHER, WITH EACH INDEX TAKING TURNS IN THE LEAD. HOWEVER, A REVERSAL OF FORTUNES WAS CLEARLY THE GENERAL TREND, WITH THE DOW ADVANCING WHILE THE NASDAQ WAS RETREATING. AS MARCH NEARED ITS CLOSE, THE MARKET CONTINUED TO STRUGGLE WITH THE CONFLICT BETWEEN THE NEW ECONOMY AND THE OLD ECONOMY. THE FED ALSO BUMPED INTEREST RATES BY ANOTHER QUARTER POINT ON MARCH 21ST, ADDING TO INTEREST RATE FEARS.
ALARMINGLY, ON TUESDAY, APRIL 4TH, THE NASDAQ FELL IN EXCESS OF 500 POINTS TO AN INTRA-DAY LOW OF 3,649. DESPITE STAGING A STRONG INTRA-DAY RECOVERY, THE NASDAQ CONTINUED TO PLUMMET THROUGHOUT THE FIRST PART OF APRIL, BOTTOMING ON APRIL 17TH TO A LOW OF 3,227. THIS REPRESENTED A DROP OF MORE THAN 37% FROM HIGH TO LOW, WHICH CERTAINLY QUALIFIES AS A FULL-FLEDGED BEAR MARKET. EQUITY MARKETS CONTINUED TO BE EXTRAORDINARILY VOLATILE THROUGHOUT THE REMAINDER OF APRIL, WITH MOST INDICES FLUCTUATING WILDLY AMIDST AN OVERALL MINOR RECOVERY. HOWEVER, THE MARKET'S RECOVERY WAS EXTREMELY SHORT-LIVED. THE NASDAQ'S PLUMMET BEGAN ANEW DURING MAY, BEFORE FINALLY BOTTOMING AT 3043 ON MAY 24TH. THIS BROUGHT THE TOTAL DROP IN THE TECHNOLOGY HEAVY INDEX TO 41%. WHILE THE DOW AND OTHER VALUE-ORIENTED INDICES DID FARE SOMEWHAT BETTER THAN THE NASDAQ OVER THIS TIME SPAN, LOSSES WERE WIDESPREAD ACROSS THE BOARD.
MOST EQUITY MARKET INDICES SUCCEEDED IN RALLYING DURING LATE MAY AND JUNE. FROM ITS MAY 24TH LOW TO ITS JUNE 22ND HIGH, THE NASDAQ RETURNED IN EXCESS OF 33%, BEFORE RETREATING SOMEWHAT BY QUARTER-END. THIS RECOVERY WAS BROUGHT ON PRIMARILY BY A SERIES OF ECONOMIC REPORTS THAT INDICATED A SLOWING OF THE ECONOMY. PERHAPS THE MOST SIGNIFICANT REPORT WAS THE MAY EMPLOYMENT REPORT, WHICH SHOWED AN INCREASE IN THE UNEMPLOYMENT RATE TO 4.1%.

AFTER THE FED HAD HIKED INTEREST RATES BY 50 BASIS POINTS DURING THEIR MAY MEETING, THE EMPLOYMENT REPORT EFFECTIVELY SOOTHED CONCERNS ABOUT POTENTIAL RAMPANT INTEREST RATE INCREASES. BY THE TIME THE FED MET AGAIN IN LATE JUNE, WIDESPREAD INTEREST RATE AND INFLATION CONCERNS HAD BEEN GREATLY ALLEVIATED. ON JUNE 28TH, THE FED ANNOUNCED THAT IT WOULD NOT BE RAISING RATES AT ALL, THEREBY GIVING FURTHER CREDIBILITY TO THE NOTION THAT THE ECONOMY HAS INDEED BEEN SLOWING.
INVESTMENT  STRATEGY
DURING  THE  FIRST  HALF  OF THE YEAR, THE MANAGEMENT OF THE PORTFOLIOS REMAINED
UNCHANGED: A RESEARCH INTENSIVE, BOTTOM-UP APPROACH FOCUSING ON RAPIDLY GROWING STOCKS. ON THE WHOLE, MANAGEMENT'S GROWTH STOCK PHILOSOPHY WAS OF BENEFIT OVER A PERIOD OF TIME DURING WHICH VALUE TENDED TO UNDERPERFORM GROWTH.

PERFORMANCE

AMERITAS  GROWTH
THE  PORTFOLIO  RETURNED  3.38%  FOR THE SIX MONTHS ENDED JUNE 30, 2000 VERSUS A
2.81%  RETURN  FOR  THE LIPPER GROWTH FUND INDEX AND A     -0.43% RETURN FOR THE
S&P  500  INDEX.




AMERITAS  SMALL  CAPITALIZATION
THE PORTFOLIO RETURNED 0.62% FOR THE SIX MONTHS ENDED JUNE 30, 2000 VERSUS A 4.58% RETURN FOR THE LIPPER SMALL CAP FUND INDEX AND A 1.23% RETURN FOR THE RUSSELL 2000 GROWTH INDEX.

AMERITAS  GROWTH  PORTFOLIO
ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  6.30.00)
SINCE  INCEPTION  (11.1.99)     19.61%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

SMALL  CAPITALIZATION  PORTFOLIO
ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  6.30.00)
SINCE  INCEPTION  (11.1.99)     29.90%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

AMERITAS  MIDCAP  GROWTH
THE PORTFOLIO RETURNED 18.00% FOR THE SIX MONTHS ENDED JUNE 30, 2000 VERSUS A 8.68% RETURN FOR THE LIPPER MID CAP FUND INDEX AND A 8.97% RETURN FOR THE S&P MIDCAP 400 INDEX.



AMERITAS  INCOME  &  GROWTH
THE PORTFOLIO RETURNED 7.32% FOR THE SIX MONTHS ENDED JUNE 30, 2000 VERSUS A -0.87% RETURN FOR THE LIPPER GROWTH & INCOME FUND INDEX AND A -0.43% RETURN FOR THE S&P 500 INDEX.



OUTLOOK
THE LAST TIME SERIOUS TIGHTENING OCCURRED WAS 1994 WHEN THE FEDERAL RESERVE DOUBLED THE FEDERAL FUNDS RATE FROM 3% TO 6%, BETWEEN APRIL 1994 AND DECEMBER 1994. A STRONG SELL-OFF ENSUED AND THE HIGHS WERE NOT REVISITED UNTIL EARLY 1995 WHEN THE TIGHTENING ENDED. IT IS OUR SENSE THAT BY THE TIME WE GET TO AUGUST, THE FED WILL NO LONGER BE INCLINED TO RAISE RATES. OF COURSE, WE WILL HAVE TO SEE IF THE ECONOMIC NEWS CONTINUES TO SHOW A MODERATING ECONOMY. IF IT DOES, WE SHOULD HAVE A SHARP RALLY IN BOTH THE BOND AND STOCK MARKETS IN THE SECOND HALF OF THE YEAR, MUCH AS WE HAD IN EARLY 1995. WE ARE MAINTAINING OUR EARLIER FORECAST OF 13,000 ON THE DOW BY YEAR-END AND CONTINUE TO BELIEVE THAT TECHNOLOGY STOCKS AND GROWTH STOCKS WILL HAVE A STRONG SECOND HALF.
REGARDLESS OF MARKET CONDITIONS, WE WILL PERSIST IN EMPHASIZING INDIVIDUAL SECURITY SELECTION THROUGH THOROUGH, INTERNAL RESEARCH CONDUCTED BY TALENTED ANALYSTS. LOOKING AHEAD, WE WILL CONTINUE TO SEEK OUT AND INVEST IN COMPANIES THAT WE BELIEVE WILL GROW THEIR EARNINGS RAPIDLY AND CONSISTENTLY.

MIDCAP  GROWTH  PORTFOLIO
ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  6.30.00)
SINCE  INCEPTION  (11.1.99)     44.07%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

AMERITAS  INCOME  &  GROWTH  PORTFOLIO
ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  6.30.00)
SINCE  INCEPTION  (11.1.99)     38.59%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

AMERITAS  EMERGING  GROWTH  PORTFOLIO
MANAGED  BY  MASSACHUSETTS  FINANCIAL  SERVICES  COMPANY


A  WORD  FROM  PORTFOLIO  MANAGEMENT:
PORTFOLIO  OBJECTIVE  AND  INVESTMENT  STYLE
THE PORTFOLIO SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING, UNDER NORMAL MARKET CONDITIONS, AT LEAST 65% OF ITS TOTAL ASSETS IN COMMON STOCKS AND RELATED SECURITIES, SUCH AS PREFERRED STOCKS, CONVERTIBLE SECURITIES AND DEPOSITARY RECEIPTS FOR THOSE SECURITIES, OF EMERGING GROWTH COMPANIES.
EMERGING GROWTH COMPANIES ARE COMPANIES WHICH THE SUBADVISOR BELIEVES ARE EITHER EARLY IN THEIR LIFE CYCLE BUT WHICH HAVE THE POTENTIAL TO BECOME MAJOR
ENTERPRISES, OR ARE MAJOR ENTERPRISES WHOSE RATES OF EARNINGS GROWTH ARE EXPECTED TO ACCELERATE BECAUSE OF SPECIAL FACTORS, SUCH AS REJUVENATED MANAGEMENT, NEW PRODUCTS, CHANGES IN CONSUMER DEMAND, OR BASIC CHANGES IN THE ECONOMIC ENVIRONMENT. THE PORTFOLIO'S INVESTMENTS MAY INCLUDE SECURITIES TRADED IN THE OVER-THE-COUNTER MARKETS.
MARKETS  &  INVESTMENT  STRATEGY
DESPITE THE EXTREME MARKET VOLATILITY IN THE FIRST HALF OF 2000, WE VIEWED THIS AS A PERIOD OF OPPORTUNITY. IN OUR OPINION, THE RECENT CORRECTION WAS GOOD FOR THE MARKET IN GENERAL BECAUSE IT RETURNED STOCKS TO VALUATIONS THAT MADE SENSE. BUT IN SOME CASES THE MARKET BROUGHT DOWN WHAT WE BELIEVED WERE BOTH HEALTHY AND UNHEALTHY COMPANIES SIMULTANEOUSLY, AND THAT OFFERED US THE CHANCE TO BUY STOCK IN HEALTHY COMPANIES AT WHAT WE FELT WERE MORE REASONABLE PRICES.
WE HAVE ALSO TAKEN MORE POSITIONS IN COMPANIES THAT ARE SOMEWHAT HIGHLY VALUED, EVEN AFTER THE CORRECTION, BUT WHICH OUR RESEARCH INDICATES HAS STRONG PROSPECTS FOR HIGH EARNINGS GROWTH. WE BELIEVE THIS INCREASED AGGRESSIVENESS MAY HELP POSITION US TO OUTPERFORM WHEN THE MARKET BECOMES MORE FAVORABLE.
THIS APPROACH HAS CONSISTENTLY BEEN PART OF OUR STRATEGY FOR MANAGING THE PORTFOLIO IN PERIODS OF VOLATILITY. IN GENERAL, WHEN WE THINK THE MARKET IS OVERLY EXUBERANT, WE HAVE TENDED TO DECREASE RISK, AND WHEN WE THINK AGGRESSIVE GROWTH STOCKS ARE DEPRESSED, WE TEND TO INCREASE THE RELATIVE RISK. OUR EXPERIENCE HAS BEEN THAT THIS HAS HELPED MODERATE THE DOWNSIDE DURING A DROP IN THE MARKET AND HAS HELPED INCREASE OUR UPSIDE POTENTIAL COMING OUT OF A DOWN MARKET.
WE ALSO FEEL THAT OUR OVERALL TENDENCY IS TO OWN THE TYPES OF STOCKS THAT HAVE HISTORICALLY RIDDEN OUT MARKET VOLATILITY RELATIVELY WELL. OUR STRATEGY IS TO FOCUS ON COMPANIES WITH STRONG EARNINGS GROWTH, COMPANIES WHOSE STOCKS WE FEEL WE CAN HOLD FOR FIVE YEARS OR MORE, AND THAT HAVE THE POTENTIAL TO BECOME MAJOR PLAYERS IN THEIR MARKETS. COMPANIES WITHOUT CURRENT EARNINGS OR CASH FLOWS - THE TYPES OF FIRMS WHOSE STOCKS WE BELIEVE WERE HARDEST HIT IN THE CORRECTION LAST MARCH AND APRIL - TEND NOT TO BE A LARGE PART OF OUR PORTFOLIO.

PERFORMANCE

THE  PORTFOLIO  RETURNED  -2.22% FOR THE SIX MONTHS ENDED JUNE 30, 2000 VERSUS A
-0.43%  RETURN  FOR  THE  S&P  500.



OUTLOOK
LOOKING FORWARD FOR THE PORTFOLIO, WE'RE WORKING TO CAPITALIZE ON FOUR MAJOR IDEAS. FIRST, WE FORESEE THE MARKET BROADENING, BOTH BY INDUSTRY AND BY MARKET CAPITALIZATION. WHEREAS TECHNOLOGY SEEMED TO BE THE ONLY SECTOR DOING WELL OVER MUCH OF THE PAST YEAR, WE BELIEVE GOOD PERFORMANCE HAS RECENTLY BROADENED TO INCLUDE A LARGER NUMBER OF SECTORS. SECOND, WE THINK OUR SOFTWARE HOLDINGS SUCH AS BMC SOFTWARE AND COMPUWARE COULD POTENTIALLY BE STRONG PERFORMERS LATER THIS YEAR AS EXPANDING INTERNET INITIATIVES AND OTHER NEW TECHNOLOGIES FORCE COMPANIES TO UPGRADE THEIR SOFTWARE TO REMAIN COMPETITIVE. THIRD, WE BELIEVE THAT COMPANIES BUILDING THE INTERNET'S INFRASTRUCTURE, SUCH AS VERISIGN, ORACLE, AND CISCO, WILL CONTINUE TO PROSPER FROM INTERNET GROWTH. WE EXPECT THAT ONE OF THE BIGGEST DRIVERS OF THIS GROWTH WILL BE BUSINESSES SEIZING UPON INTERNET APPLICATIONS TO REDUCE COSTS AND INCREASE PRODUCTIVITY. A FOURTH THEME FOUND IN THE PORTFOLIO IS BUSINESS SERVICES COMPANIES SUCH AS FIRST DATA. SERVICES PROVIDED BY THESE COMPANIES MAKE IT POSSIBLE FOR LARGER FIRMS TO OUTSOURCE, DOWNSIZE, AND RESTRUCTURE IN ORDER TO INCREASE PRODUCTIVITY AND EARNINGS. WHILE SOME OF OUR HOLDINGS, MOST NOTABLY ORACLE AND CISCO, HAVE GROWN INTO LARGE, RATHER MATURE COMPANIES, WE STILL CONSIDER OURS TO BE AN EMERGING GROWTH PORTFOLIO. THAT IS BECAUSE WE FEEL IT'S THE GROWTH RATE OF A COMPANY, RATHER THAN ITS SIZE, THAT CLASSIFIES IT AS EMERGING GROWTH; OUR DEFINITION OF AN EMERGING GROWTH COMPANY IS ONE THAT IS GROWING EARNINGS, ON AVERAGE, BY 20% OR MORE PER YEAR. ACCORDING TO OUR RESEARCH, THIS COMPARES TO A HISTORICAL AVERAGE EARNINGS GROWTH RATE FOR THE STANDARD & POOR'S 500 STOCK INDEX (THE S&P 500) OF ABOUT 8% OVER THE PAST 60 YEARS AND A MORE RECENT AVERAGE OF ABOUT 15% OVER THE PAST FIVE TO SEVEN EXTRAORDINARY YEARS. WE VIEW ORACLE AND CISCO AS THE SOFTWARE AND COMMUNICATIONS LEADERS OF THE INTERNET, AND THE INTERNET AS THE BIGGEST EMERGING GROWTH AREA IN THE ECONOMY. SO IN SPITE OF THEIR SIZE AND MATURITY, WE FEEL THESE ARE STILL VERY MUCH EMERGING GROWTH COMPANIES.

EMERGING  GROWTH  PORTFOLIO
ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  6.30.00)
SINCE  INCEPTION  (11.1.99)     43.38%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

AMERITAS  RESEARCH  PORTFOLIO
MANAGED  BY  MASSACHUSETTS  FINANCIAL  SERVICES  COMPANY



A  WORD  FROM  PORTFOLIO  MANAGEMENT:
PORTFOLIO  OBJECTIVE  AND  INVESTMENT  STYLE
THE PORTFOLIO SEEKS LONG-TERM GROWTH OF CAPITAL AND FUTURE INCOME BY INVESTING, UNDER NORMAL MARKET CONDITIONS, AT LEAST 80% OF ITS TOTAL ASSETS IN COMMON STOCKS AND RELATED SECURITIES, SUCH AS PREFERRED STOCKS, CONVERTIBLE SECURITIES AND DEPOSITARY RECEIPTS. THE PORTFOLIO FOCUSES ON COMPANIES THAT THE PORTFOLIO MANAGER BELIEVES HAVE FAVORABLE PROSPECTS FOR LONG-TERM GROWTHS, ATTRACTIVE VALUATIONS BASED ON CURRENT AND EXPECTED EARNINGS OR CASH FLOW, DOMINANT OR GROWING MARKET SHARE AND SUPERIOR MANAGEMENT. THE PORTFOLIO MAY INVEST IN COMPANIES OF ANY SIZE. THE PORTFOLIO'S INVESTMENTS MAY INCLUDE SECURITIES TRADED ON SECURITIES EXCHANGES OR IN THE OVER-THE-COUNTER MARKETS.
A COMMITTEE OF INVESTMENT RESEARCH ANALYSTS SELECTS HOLDINGS FOR THE PORTFOLIO. THIS COMMITTEE INCLUDES INVESTMENT ANALYSTS EMPLOYED NOT ONLY BY THE MASSACHUSETTS FINANCIAL SERVICES COMPANY (MFS), BUT ALSO BY MFS INTERNATIONAL (U.K.) LIMITED, A WHOLLY OWNED SUBSIDIARY OF MFS. THE COMMITTEE ALLOCATES THE PORTFOLIO'S ASSETS AMONG VARIOUS INDUSTRIES. INDIVIDUAL ANALYSTS THEN SELECT WHAT THEY VIEW AS SECURITIES BEST SUITED TO ACHIEVE THE PORTFOLIO'S INVESTMENT OBJECTIVE WITHIN THEIR ASSIGNED INDUSTRY RESPONSIBILITY. THE PORTFOLIO MAY INVEST IN FOREIGN SECURITIES THROUGH WHICH IT MAY HAVE EXPOSURE TO FOREIGN CURRENCIES.
MARKETS  &  INVESTMENT  CLIMATE
IN THIS VOLATILE ENVIRONMENT, WE'VE FOUND OPPORTUNITIES IN A WIDE RANGE OF AREAS, BUT SOME INDUSTRIES THAT HAVE RECENTLY PERFORMED WELL FOR THE PORTFOLIO ARE ENERGY, INSURANCE, AND PHARMACEUTICALS. IN THE ENERGY SECTOR, EXPLORATION AND PRODUCTION COMPANIES SUCH AS GLOBAL MARINE AND TRANSOCEAN HAVE RALLIED SIGNIFICANTLY DUE TO THE REBOUND IN OIL AND NATURAL GAS PRICES. HIGHER PRICES HAVE SPURRED DEMAND FOR DRILLING SERVICES, RESULTING IN STRONG REVENUE AND EARNINGS GROWTH FOR MANY ENERGY SERVICES COMPANIES. DESPITE A FAIRLY LONG STRETCH OF WEAK PERFORMANCE FROM INSURANCE STOCKS SUCH AS HARTFORD FINANCIAL, WE HELD ON TO THESE COMPANIES BECAUSE WE BELIEVED IN THEIR LONG-TERM PROSPECTS AND THE POSSIBILITY OF CONSOLIDATION IN THE INDUSTRY. RECENTLY, WE'VE SEEN AN INCREASE IN MERGER AND ACQUISITION ACTIVITY IN THIS GROUP, WHICH HAS BOOSTED THE PERFORMANCE OF THESE HOLDINGS. IN THE FIRST QUARTER OF 2000, WE TOOK ADVANTAGE OF WEAKNESS IN PHARMACEUTICAL STOCKS TO INCREASE OUR HOLDINGS IN WHAT WE BELIEVE ARE TOP-NOTCH COMPANIES WITH STRONG TRACK RECORDS, SUCH AS PHARMACIA, AMERICAN HOME PRODUCTS, AND BRISTOL-MYERS. SOME OF THESE STOCKS HAVE COME BACK STRONG IN THE SECOND QUARTER, AND WE BELIEVE THEY STILL OFFER ATTRACTIVE GROWTH PROSPECTS. WE ALSO SIGNIFICANTLY INCREASED THE PORTFOLIO'S EXPOSURE TO WIRELESS COMMUNICATIONS COMPANIES RECENTLY. A FEW YEARS AGO, WE FOUND THAT ROUGHLY 3% OF WORLDWIDE COMMUNICATIONS WERE HANDLED OVER WIRELESS NETWORKS. BUT OUR RESEARCH SHOWS THAT NOW THE PERCENTAGE HAS MUSHROOMED TO DOUBLE-DIGITS AND WE BELIEVE SIMILAR GROWTH LIES AHEAD. WE EXPECT REVENUE GROWTH FOR MANY WIRELESS COMPANIES TO RISE 25% TO 50% PER YEAR, AND INTERNATIONAL REVENUES COULD BE EVEN HIGHER. GIVEN OUR OUTLOOK FOR DRAMATIC GROWTH IN THIS INDUSTRY, WE LIKE THE RISK/REWARD PROFILE OF THESE STOCKS.

IN OTHER AREAS, DESPITE WHAT WE THINK MAY BE A SOMEWHAT LESS ROBUST ENVIRONMENT FOR CONSUMER SPENDING, WE LIKE COMPANIES SUCH AS CVS AND SAFEWAY BECAUSE THEY'RE NONCYCLICAL. PEOPLE ALWAYS HAVE TO BUY PRESCRIPTIONS, HOUSEHOLD PRODUCTS, AND GROCERIES, EVEN IF THE ECONOMY SLOWS DOWN. WE ALSO HAPPEN TO THINK THESE ARE TWO OF THE BEST-RUN COMPANIES IN THEIR RESPECTIVE INDUSTRIES. ADDITIONALLY, WE'VE INCREASED OUR POSITIONS IN INTEL AND EMC CORP. BECAUSE WE SEE DEMAND FOR THEIR PRODUCTS AND SERVICES ACCELERATING, WE FEEL THEIR FUNDAMENTAL BUSINESS PROSPECTS HAVE BEEN STRONG, AND WE ULTIMATELY BELIEVE THEY CAN MAINTAIN THEIR LEADERSHIP POSITIONS IN THEIR MARKETS.
INVESTMENT  STRATEGY
HISTORICALLY, INVESTMENT TRENDS AND STYLES HAVE GONE IN AND OUT OF FAVOR WITH INVESTORS. THIS PARTIALLY EXPLAINS THE RECENT WEAKNESS WE'VE SEEN IN THE MARKET. AT MFS, WE DON'T SPEND TOO MUCH TIME TRYING TO DETERMINE WHEN VALUE OR GROWTH, SMALL-CAP OR LARGE-CAP STOCKS WILL MOVE IN AND OUT OF THE SPOTLIGHT. INSTEAD, WE FOCUS ON TRYING TO FIND DOMINANT BUSINESS FRANCHISES WITH OUTSTANDING MANAGEMENT DRIVING ACCELERATING EARNINGS GROWTH. IT'S A BOTTOM-UP APPROACH THAT'S BASED ON INTENSIVE HANDS-ON RESEARCH AND THE BEST IDEAS OF OUR ANALYSTS. THIS APPROACH HAS LED US TO SOME VERY REWARDING GROWTH OPPORTUNITIES, AND WE BELIEVE IT COULD CONTINUE TO PROVIDE SUPERIOR LONG-TERM PERFORMANCE RELATIVE TO OUR COMPETITORS.
THERE ARE A FEW SELECT FACTORS THAT HELP DISTINGUISH THIS PORTFOLIO FROM ITS COMPETITORS. FIRST AND FOREMOST, WE BELIEVE THE DEPTH AND TALENT OF OUR COMMITTEE OF ANALYSTS ARE BIG ADVANTAGES. WE HAVE MORE THAN 35 ANALYSTS AT MFS, ALL CONTRIBUTING THEIR BEST IDEAS TO THE PORTFOLIO. AS A RESULT, THERE IS A GREAT DEAL OF INFORMATION SHARING, STARTING WITH OUR IN-DEPTH BALANCE SHEET AND EARNINGS ANALYSIS. AT THE SAME TIME, WE ALL SPEND A GREAT DEAL OF TIME ON THE ROAD MEETING WITH COMPANY MANAGEMENTS, AS WELL AS WITH EMPLOYEES, COMPETITORS, AND SUPPLIERS. WE ALSO HAVE A LOT OF FLEXIBILITY WITH THE PORTFOLIO. WE CAN LOOK AT ANY MARKET CAPITALIZATION AND ANY LOCATION OR ANY INDUSTRY. OVERALL, WE LEAN TOWARD THE MORE DYNAMIC AREAS OF THE ECONOMY, FOCUSING ON COMPANIES THAT WE BELIEVE ARE AT THE FOREFRONT OF INNOVATION AND ARE CAPITALIZING ON THEIR COMPETITIVE ADVANTAGES.
PERFORMANCE
THE  PORTFOLIO  RETURNED  6.00%  FOR THE SIX MONTHS ENDED JUNE 30, 2000 VERSUS A
-0.43% RETURN FOR THE S&P 500, 0.78% RETURN FOR THE RUSSELL 1000 (HIGHEST-RANKING 1000 LARGEST U.S. STOCKS IN TERMS OF MARKET CAPITALIZATION) AND 0.95% RETURN FOR THE RUSSELL 3000 (3,000 LARGEST U.S. STOCKS IN TERMS OF MARKET CAPITALIZATION)

RESEARCH  PORTFOLIO

ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  6.30.00)
SINCE  INCEPTION  (11.1.99)     21.80%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

AMERITAS  GROWTH  WITH  INCOME  PORTFOLIO
MANAGED  BY  MASSACHUSETTS  FINANCIAL  SERVICES  COMPANY


A  WORD  FROM  PORTFOLIO  MANAGEMENT:
PORTFOLIO  OBJECTIVE  AND  INVESTMENT  STYLE
THE PORTFOLIO SEEKS TO PROVIDE REASONABLE CURRENT INCOME AND LONG-TERM GROWTH OF CAPITAL AND INCOME BY INVESTING, UNDER NORMAL MARKET CONDITIONS, AT LEAST 65% OF ITS TOTAL ASSETS IN COMMON STOCKS AND RELATED SECURITIES, SUCH AS PREFERRED STOCKS, CONVERTIBLE SECURITIES AND DEPOSITARY RECEIPTS FOR THOSE SECURITIES. THESE SECURITIES MAY BE LISTED ON A SECURITIES EXCHANGE OR TRADED IN THE
OVER-THE-COUNTER MARKETS. WHILE THE PORTFOLIO MAY INVEST IN COMPANIES OF ANY SIZE, IT MAY GENERALLY FOCUS ON COMPANIES WITH LARGER MARKET CAPITALIZATIONS THAT THE PORTFOLIO MANAGER BELIEVES HAVE SUSTAINABLE GROWTH PROSPECTS AND ATTRACTIVE VALUATIONS BASED ON CURRENT AND EXPECTED EARNINGS OR CASH FLOW. THE PORTFOLIO MAY INVEST IN FOREIGN SECURITIES AND MAY HAVE EXPOSURE TO FOREIGN CURRENCIES THROUGH ITS INVESTMENT IN THESE SECURITIES.
MARKETS  &  INVESTMENT  CLIMATE
IN THIS RECENTLY VOLATILE ENVIRONMENT, OUR STANDARD PRACTICE OF KEEPING A CLOSE EYE ON VALUATIONS IN THIS PORTFOLIO RESULTED IN OUR BEING UNDERWEIGHTED IN TECHNOLOGY STOCKS RELATIVE TO THE S&P 500. WE BELIEVE THIS HAS BEEN A BIG ADVANTAGE FOR US. AT THE SAME TIME, WE'RE NOT SIMPLY VALUE INVESTORS; WE ALSO TRY TO SEEK OUT GROWTH AT THE RIGHT PRICE. OUR BROAD-BASED STOCK SELECTION EXPRESSES THIS PHILOSOPHY AND PROVED TO BE A SIGNIFICANT CONTRIBUTOR TO PERFORMANCE. OUR WELL-DIVERSIFIED PORTFOLIO OF HOLDINGS SUCH AS HARTFORD FINANCIAL SERVICES, STATE STREET BANK, PHARMACIA, PFIZER, SAFEWAY, AND BP AMOCO ARE ALL GREAT EXAMPLES OF STOCKS THAT WE BELIEVE OFFER FAVORABLE GROWTH OPPORTUNITIES AT REASONABLE VALUATIONS AND THAT HAVE PROVIDED EXCEPTIONAL PERFORMANCE.
EARLY IN THE YEAR, WHEN MOST INVESTORS WERE SHUNNING THE SECTOR, WE WERE BUYING PHARMACEUTICAL STOCKS. MANY OF THESE HOLDINGS HAVE BEEN REWARDED RECENTLY AND THERE WERE SEVERAL REASONS WHY WE WERE BULLISH ON THESE STOCKS. FIRST, WE BELIEVE MANY OF THE ISSUES SURROUNDING THE INDUSTRY'S DECLINE IN 1999 HAVE SUBSIDED, INCLUDING THE THREAT OF ONEROUS GOVERNMENT PRICING REGULATION AND MEDICARE REFORM. SECOND, MANY DRUG STOCKS MAINTAINED STRONG GROWTH RATES IN
1999 AND 2000 BUT WERE HURT LAST YEAR BY CONCERNS ABOUT FADING PRODUCT PIPELINES. TODAY, WE SEE PLENTY OF NEW PRODUCTS IN THE PIPELINE, AND WITH QUICKER FDA APPROVAL RATES, THERE IS ALWAYS THE POSSIBILITY THAT A NEW BLOCKBUSTER DRUG COULD BE RIGHT AROUND THE CORNER. FINALLY, WE FEEL HEALTH CARE AND PHARMACEUTICAL STOCKS HISTORICALLY HAVE HELD UP WELL IN A WEAKENING ECONOMY. IF THE FEDERAL RESERVE BOARD'S RATE HIKES SUCCEED IN SLOWING THE ECONOMY, WE BELIEVE TRADITIONALLY STABLE AND STEADY GROWERS SUCH AS HEALTH CARE STOCKS COULD OUTPERFORM THE OVERALL MARKET.
WHILE WE HAVE RECENTLY DECREASED THE PORTFOLIO'S EXPOSURE TO TECHNOLOGY, WE THINK THERE ARE A LOT OF OPPORTUNITIES AND POTENTIAL FOR LARGE PROFITS IN THE SECTOR. WE BELIEVE SOME OF THE FASTEST GROWING AND MOST INNOVATIVE COMPANIES IN THE WORLD ARE THE ONES THAT CREATE NEW TECHNOLOGIES. HOWEVER, WE BELIEVE YOU CAN'T IGNORE EARNINGS AND VALUATIONS. IF STOCK PRICES GET TOO FAR AHEAD OF
EARNINGS  GROWTH,  WHICH  WE  FELT  THEY  DID  IN THE FIRST QUARTER OF 2000, THE

STOCKS HAVE TO TREAD WATER UNTIL THE COMPANIES' GROWTH CAN CATCH UP. ACCORDING TO OUR RESEARCH, VERY FEW INDUSTRIES CAN GROW 30% A YEAR OVER THE LONG TERM, BUT LAST YEAR MANY TECH STOCKS WERE UP WELL OVER 100%, AND WE FELT THAT WAS JUST TOO FAR TOO FAST. WITH THAT IN MIND, ALTHOUGH THE PORTFOLIO HAS REMAINED UNDERWEIGHTED IN TECHNOLOGY VERSUS THE S&P 500, IT IS STILL THE LARGEST SECTOR WEIGHTING IN THE PORTFOLIO BECAUSE WE CONTINUE TO SEE GREAT OPPORTUNITIES FOR LONG-TERM GROWTH.
INVESTMENT  STRATEGY
WHILE THE HOLDINGS AND SECTOR WEIGHTINGS OF THE PORTFOLIO WILL CONSTANTLY SHIFT DEPENDING ON WHERE WE FIND OPPORTUNITIES, IT'S IMPORTANT TO EMPHASIZE THAT OUR OVERALL STRATEGY REMAINS THE SAME. WE CONTINUE TO TRY TO BALANCE THE PORTFOLIO BY TAKING ADVANTAGE OF WHAT WE THINK ARE THE BEST GROWTH AND VALUE STOCKS TO OWN AT THE RIGHT TIME. WHEN GROWTH STOCKS ARE IN FAVOR, OUR OBJECTIVE IS TO KEEP PACE WITH THE MARKET; IN A VALUE ENVIRONMENT, OUR GOAL IS TO OUTPERFORM. PERFORMANCE
THE  PORTFOLIO  RETURNED  0.71%  FOR THE SIX MONTHS ENDED JUNE 30, 2000 VERSUS A
-0.43% RETURN FOR THE S&P 500 AND 0.78% RETURN FOR THE RUSSELL 1000 (HIGHEST-RANKING 1000 LARGEST U.S. STOCKS IN TERMS OF MARKET CAPITALIZATION).


OUTLOOK
FROM OUR STANDPOINT, NO MATTER WHAT DIRECTION THE MARKET IS HEADED, IT USUALLY PROVIDES OPPORTUNITIES TO INVESTORS WHO DO THEIR HOMEWORK. WHILE THERE ARE POCKETS OF THE MARKET THAT STILL APPEAR PRICEY, WE SEE STRONG POTENTIAL FOR THE MARKET TO HEAD HIGHER GIVEN WHAT WE VIEW AS AN ENVIRONMENT OF HEALTHY ECONOMIC GROWTH, REASONABLE INTEREST RATES, AND A FAVORABLE OUTLOOK FOR CORPORATE EARNINGS GROWTH. WE ALSO HAVE FOUND THAT IT'S VERY DIFFICULT TO PREDICT WHAT
THE MARKET WILL DO IN THE SHORT TERM. AS A RESULT, WE CONTINUE TO FOCUS ON FINDING COMPANIES THAT WE BELIEVE OFFER THE BEST FUNDAMENTAL BUSINESS PROSPECTS AND THE POTENTIAL FOR STRONG LONG-TERM PERFORMANCE.


GROWTH  WITH  INCOME  PORTFOLIO

ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  6.30.00)
SINCE  INCEPTION  (11.1.99)     5.39%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

 PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

AMERITAS  INDEX  500  PORTFOLIO
MANAGED  BY  STATE  STREET  GLOBAL  ADVISORS


A  WORD  FROM  PORTFOLIO  MANAGEMENT:
PORTFOLIO  OBJECTIVE  AND  INVESTMENT  STYLE
THE PORTFOLIO SEEKS INVESTMENT RESULTS THAT CORRESPOND TO THE TOTAL RETURN OF COMMON STOCKS PUBLICLY TRADED IN THE U.S., AS REPRESENTED BY THE S&P 500 INDEX. UNDER NORMAL CONDITIONS, THE PORTFOLIO SEEKS TO TRACK THE S&P 500 INDEX WHICH IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF COMMON STOCK PRICES. THE PORTFOLIO INTENDS, UNDER NORMAL CONDITIONS, TO INVEST IN ALL 500 STOCKS IN THE S&P 500 INDEX IN PROPORTION TO THE WEIGHTING IN THE INDEX. IF IT IS NOT ABLE TO PURCHASE ALL 500 STOCKS, DUE TO MONETARY CONSTRAINTS, IT MAY PURCHASE A REPRESENTATIVE SAMPLE.
MARKETS  &  INVESTMENT  CLIMATE
THE FEDERAL RESERVE RAISED THE FEDERAL FUNDS RATE THREE TIMES DURING THE FIRST HALF OF 2000: FIRST ON FEBRUARY 2, THEN ON MARCH 21, AND FINALLY A 50 BASIS POINT INCREASE ON MAY 16 TO 6.5%. TIGHTER MONETARY POLICY TOOK IT'S TOLL ON THE EQUITY MARKETS, ERASING MUCH OF THE GAINS REGISTERED IN THE FIRST QUARTER, LEAVING MANY U.S. EQUITY INDEXES NEAR THE LEVELS WHERE THEY BEGAN THE YEAR. THE MARKETS DID SEE A BIT OF RELIEF, WHEN, ON JUNE 28, THE FEDERAL OPEN MARKET COMMITTEE ELECTED TO LEAVE RATES UNCHANGED. IN THEIR PRESS RELEASE, THEY POINTED TO RECENT DATA INDICATING THAT DEMAND MAY BE MODERATING, BUT STILL CAUTIONED THAT THE POTENTIAL FOR INFLATIONARY PRESSURES WAS STILL PRESENT. INDEX & PORTFOLIO PERFORMANCE
THE S&P 500 INDEX RETURNED 2.29% FOR THE FIRST QUARTER OF 2000 (2.15% FOR THE AMERITAS INDEX 500 PORTFOLIO), ADDING TO ITS IMPRESSIVE 21.04% RETURN IN 1999. AFTER EXPERIENCING NEGATIVE RETURNS IN JANUARY AND FEBRUARY (-5.02% AND -1.89% FOR THE INDEX AND -5.07% AND -1.94% FOR THE AMERITAS INDEX 500 PORTFOLIO), THE INDEX GAINED 9.78% IN MARCH ALONE (9.73% FOR THE AMERITAS INDEX 500 PORTFOLIO) , ALLOWING THE INDEX TO POST A POSITIVE RETURN FOR THE QUARTER. HOWEVER, THE S&P 500 INDEX WAS DOWN 2.66% IN THE SECOND QUARTER (-2.83% FOR THE AMERITAS INDEX 500 PORTFOLIO), ERASING THE FIRST QUARTER'S GAINS, AND LEAVING THE INDEX WITH A YEAR-TO-DATE RETURN OF -0.42% (-0.74% FOR THE AMERITAS INDEX 500 PORTFOLIO). THIS MARKS THE FIRST TIME THE S&P 500 INDEX HAS POSTED A NEGATIVE SEMI-ANNUAL RETURN SINCE 1994.
LARGE-CAP GROWTH STOCKS CONTINUED TO OUTPERFORM THE LARGE-CAP VALUE STOCKS, AS WAS THE CASE IN 1999, WITH THE S&P/BARRA GROWTH INDEX BETTERING THE S&P/BARRA VALUE INDEX BY 6.65% (2.58% VS. -4.07%).

INDEX  500  PORTFOLIO

ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  6.30.00)
SINCE  INCEPTION  (11.1.99)     7.29%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

SECTOR  PERFORMANCE
THE TECHNOLOGY SECTOR WAS THE BEST PERFORMING SECTOR FOR THE FIRST QUARTER, RETURNING 12.71%. THE UTILITY SECTOR WAS THE SECOND BEST PERFORMER FOR THE QUARTER, RETURNING 7.26%, AFTER HAVING BEEN THE WORST PERFORMER IN 1999. THE SECOND QUARTER WITNESSED A SHIFT IN SECTOR LEADERSHIP FROM TECHNOLOGY TO HEALTHCARE. THE TECHNOLOGY SECTOR WAS DOWN 9.2% WHILE HEALTHCARE ACHIEVED A 22.7% RETURN FOR THE QUARTER. THE HEALTHCARE SECTOR, WHICH HAS AN 11.5% WEIGHT IN THE S&P 500, MADE THE GREATEST POSITIVE CONTRIBUTION TO INDEX PERFORMANCE FOR BOTH THE SECOND QUARTER AND THE FIRST HALF OF THE YEAR.
INDEX  CHANGES
THE S&P 500 INDEX EXPERIENCED 8 INDEX CHANGES DURING THE FIRST QUARTER AND 16 DURING THE SECOND QUARTER, BRINGING THE TOTAL NUMBER TO 24 YEAR-TO-DATE. THE S&P 500 INDEX FINISHED 1999 WITH A TOTAL OF 42 INDEX CHANGES.

AMERITAS  MONEY  MARKET  PORTFOLIO
MANAGED  BY  CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.


A  WORD  FROM  PORTFOLIO  MANAGEMENT:
PORTFOLIO  OBJECTIVE  AND  INVESTMENT  STYLE
THE PORTFOLIO SEEKS AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH PRESERVATION OF CAPITAL AND LIQUIDITY. THE PORTFOLIO SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE FOR THE PORTFOLIO. THE PORTFOLIO INVESTS IN U.S. DOLLAR-DENOMINATED MONEY MARKET SECURITIES OF DOMESTIC AND FOREIGN ISSUERS, INCLUDING U.S. GOVERNMENT SECURITIES AND REPURCHASE AGREEMENTS. ALL INVESTMENTS MUST COMPLY WITH THE SEC MONEY MARKET FUND REQUIREMENTS. THE PORTFOLIO INVESTS MORE THAN 25% OF TOTAL ASSETS IN THE FINANCIAL SERVICES INDUSTRY.
MARKETS  &  INVESTMENT  CLIMATE
DURING THE PAST SIX MONTHS, THE MAJOR STOCK MARKET INDICES HAVE DECLINED. THE MAJOR FORCES DRIVING THE BULL MARKET AND ECONOMIC GROWTH HAVE BEGUN TO SHOW SIGNS OF FALTERING. LOW INFLATION, LOW INTEREST RATES, ROBUST CORPORATE EARNINGS, AND A SURGE IN Y2K SPENDING, HELPED FURTHER THE CURRENT ECONOMIC EXPANSION. UNPRECEDENTED STOCK MARKET PERFORMANCE HELPED CONSUMER CONFIDENCE REACH NEW HIGHS. THIS, ALONG WITH ACCELERATING CONSUMER SPENDING AND A SMALLER POOL OF AVAILABLE WORKERS, LED TO CONCERN THAT THE CURRENT RATE OF EXPANSION WAS UNSUSTAINABLE AND THAT SIGNS OF INFLATION WOULD SOON APPEAR.
AS A RESULT OF THESE CONCERNS, THE FEDERAL RESERVE OPEN MARKET COMMITTEE (FOMC) RAISED THE FEDERAL FUNDS RATE THREE TIMES THIS YEAR. ON FEBRUARY 2, THE FOMC RAISED RATES 25 BASIS POINTS TO 5.75% IN AN EFFORT TO KEEP THE ECONOMY GROWING, BUT AT A SLOWER PACE. AS THE ECONOMY ROLLED ON, THE FEDERAL RESERVE MOVED AGAIN ON MARCH 21 WITH ANOTHER 25 BASIS POINT MOVE TO 6.00%. ONCE AGAIN, ECONOMIC GROWTH CONTINUED AT A FEVERISH PACE AND SIGNS OF INFLATION STARTED TO CREEP IN, PROMPTING THE FEDERAL RESERVE TO RAISE RATES 50 BASIS POINTS TO 6.50% ON MAY 16. AFTER SIX RATE HIKES SINCE JUNE, 1999, THE FED FINALLY KEPT THE FEDERAL FUNDS RATE UNCHANGED AT THEIR LAST MEETING, SINCE RECENT ECONOMIC DATA HAS SHOWN PRELIMINARY SIGNS OF GROWTH DECELERATION. HOWEVER, THE FOMC WILL CONTINUE TO MONITOR ECONOMIC RELEASES FOR ANY SIGNS OF INFLATIONARY PRESSURES. INVESTMENT STRATEGY
DURING THE FIRST QUARTER OF 2000, SHORT-TERM TAXABLE RATES CONTINUED TO RISE DRAMATICALLY IN LIGHT OF FEDERAL RESERVE TIGHTENING. TAXABLE MONEY MARKET RATES WERE PRICING IN MORE FEDERAL RESERVE RATE INCREASES THAN WHAT A REASONABLE
MARKET OBSERVER WOULD EXPECT. THEREFORE, WE BEGAN TO BUY AGGRESSIVELY, EXTENDING THE AVERAGE MATURITY OF THE PORTFOLIO. AS HINTS OF AN ECONOMIC SLOWDOWN SURFACED IN THE SECOND QUARTER, RATES QUICKLY REVERSED COURSE AND DROPPED TO LEVELS REFLECTING MARKET PERCEPTION OF A FEDERAL RESERVE THAT WAS NEARING THE END OF THE TIGHTENING CYCLE. AT THE SAME TIME, WE HAVE MAINTAINED ENOUGH LIQUIDITY IN ORDER TO INVEST IN HIGHER YIELDING SECURITIES SHOULD RATES RISE AGAIN.

PERFORMANCE
THE PORTFOLIO RETURNED 3.03% FOR THE SIX MONTHS ENDED JUNE 30, 2000 VERSUS A 2.27% RETURN FOR THE LIPPER VARIABLE ANNUITY MONEY MARKET INDEX.



OUTLOOK
THERE ARE MANY UNCERTAINTIES FACING THE ECONOMY. THE COMING MONTHS WILL PROVIDE SOME CLUES AS TO WHETHER NON-INFLATIONARY ECONOMIC GROWTH CAN BE SUSTAINED. WHILE THE POTENTIAL FOR FURTHER FEDERAL RESERVE RATE INCREASES EXISTS, WE WILL CONTINUE TO MONITOR KEY ECONOMIC INDICATORS FOR SIGNS THAT THE RECENT DECELERATION OF ECONOMIC ACTIVITY WAS NOT AN ABERRATION, BUT A CONFIRMATION OF A MORE REASONABLE RATE OF GROWTH.

MONEY  MARKET  PORTFOLIO

ANNUAL  TOTAL  RETURN
(PERIOD  ENDED  6.30.00)
SINCE  INCEPTION  (10.29.99)     4.09%

*PERFORMANCE INFORMATION IS FOR THE PORTFOLIO ONLY AND DOES NOT REFLECT CHARGES AND EXPENSES OF THE VARIABLE ANNUITY OR VARIABLE UNIVERSAL LIFE CONTRACT.

PAST  PERFORMANCE  DOES  NOT  INDICATE  FUTURE  RESULTS.

INCOME  &  GROWTH  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
JUNE  30,  2000

EQUITY  SECURITIES  -  97.3%                   SHARES         VALUE
BANKS  -  MAJOR  REGIONAL  -  1.7%
WELLS  FARGO  CO.                              42,750    $1,656,563

BIOTECHNOLOGY  -  2.9%
AMGEN,  INC.  *                                38,700     2,718,675

BROADCAST  -  TV,  RADIO  AND  CABLE  -  2.0%
COMCAST  CORP.*                                46,600     1,887,300

COMMUNICATIONS  EQUIPMENT  -  15.2%
CORNING,  INC.                                 13,700     3,697,288
ERICSSON  CO.                                 140,400     2,808,000
MOTOROLA,  INC.                                56,700     1,647,844
NOKIA  CORP.                                   28,050     1,400,747
NORTEL  NETWORKS  CORP.                        48,800     3,330,600
SCIENTIFIC  ATLANTA,  INC.                     20,000     1,490,000
                                                         14,374,479

COMPUTERS  -  HARDWARE  -  3.1%
HEWLETT  PACKARD  CO.                          12,700     1,585,913
SUN  MICROSYSTEMS,  INC.*                      15,000     1,364,063
                                                          2,949,976

COMPUTERS  -  NETWORKING  -  3.4%
CISCO  SYSTEMS,  INC.  *                       50,000     3,178,125

COMPUTERS  -  SOFTWARES  AND  SERVICES  -  3.2%
AMDOCS,  LTD.*                                 18,000     1,381,500
EBAY,  INC.  *                                 25,800     1,401,262
VIGNETTE  CORP.*                                5,200       270,481
                                                          3,053,243

DISTRIBUTORS  -  FOOD  AND  HEALTH  -  3.4%
CARDINAL  HEALTH,  INC.                        43,000     3,182,000

ELECTRICAL  EQUIPMENT  -  4.3%
GENERAL  ELECTRIC  CO.                         58,800     3,116,400
SOLECTRON  CORP.*                              24,000     1,005,000
                                                          4,121,400

ELECTRONICS  -  SEMICONDUCTORS  -  9.4%
JDS  UNIPHASE  CORP.*                          15,900     1,906,012
LINEAR  TECHNOLOGY  CORP.                      43,600     2,787,675
MICRON  TECHNOLOGY,  INC.*                     10,000       880,625
TEXAS  INSTRUMENTS,  INC.                      48,400     3,324,475
                                                          8,898,787

ELECTRONICS  -  INSTRUMENTS  -  2.4%
NEWPORT  CORP.                                 21,000     2,254,875

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
ENTERTAINMENT  -  1.7%
TIME  WARNER,  INC.                            21,800    $1,656,800

EQUIPMENT  -  SEMICONDUCTORS  -  2.8%
APPLIED  MATERIALS,  INC.  *                   29,400     2,664,375

FINANCIAL  -  DIVERSIFIED  -  5.8%
AMERICAN  EXPRESS  CO.                         38,700     2,017,237
CITIGROUP,  INC.                               58,400     3,518,600
                                                          5,535,837

HEALTHCARE  -  DIVERSIFIED  -  2.8%
AMERICAN  HOME  PRODUCTS  CORP.                45,500     2,673,125

HEALTHCARE  -  DRUGS  &  MAJOR  PHARMACEUTICALS  -  5.0%
ELI  LILLY  AND  CO.                            4,600       459,425
PFIZER,  INC.                                  88,550     4,250,400
                                                          4,709,825

HEALTHCARE  -  MEDICAL  PRODUCT  &  SUPPLIES  -  2.0%
MEDTRONIC,  INC.                               37,400     1,862,988

INSURANCE  -  MULTI-LINE  -  2.0%
AMERICAN  INTERNATIONAL  GROUP                 16,450     1,932,875

MANUFACTURING  -  DIVERSIFIED  -  0.9%
UNITED  TECHNOLOGIES  CORP.                    15,000       883,125

MANUFACTURING  -  SPECIALIZED  -  3.3%
MILLIPORE  CORP.                               41,700     3,143,137

OIL  AND  GAS  -  DRILLING  AND  EQUIPMENT  -  2.0%
HALLIBURTON  CO.                               40,500     1,911,094

OIL  -  INTERNATIONAL  INTEGRATED  -  1.5%
EXXON  MOBIL  CORP.                            17,700     1,389,450

RAILROADS  -  1.1%
KANSAS  CITY  SOUTHERN  INDUSTRIALS,  INC.     11,950     1,059,816

RETAIL  -  BUILDING  SUPPLIES  -  2.9%
HOME  DEPOT,  INC.                             55,850     2,789,009

RETAIL  -  FOOD  CHAINS  -  1.1%
SAFEWAY,  INC.*                                22,100       997,263

RETAIL  -  GENERAL  MERCHANDISE  -  3.6%
WAL-MART  STORES,  INC.                        59,100     3,405,637

SERVICES  -  ADVERTISING  AND  MARKETING  -  3.2%
OMNICOM  GROUP                                 20,400     1,816,875
YOUNG  &  RUBICAM,  INC.                       20,600     1,178,062
                                                          2,994,937

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
SERVICES  -  DATA  PROCESSING  -  3.0%
PAYCHEX,  INC.                                 68,150    $2,862,300

TELECOMMUNICATION  -  LONG  DISTANCE  -  1.6%
VERIZON  COMMUNICATIONS                        30,000     1,524,375


          TOTAL EQUITY SECURITIES (COST $79,540,677)     92,271,391


                                            PRINCIPAL
COMMERCIAL  PAPER  -  2.4%                     AMOUNT
BAUS  FUNDING  LLC,  6.71%,  7/14/00          $300,000      299,273
FORD  MOTOR  CREDIT  CO.,  6.55%,  7/11/00     400,000      399,272
NEPTUNE  FUNDING  CORP.,  6.80%,  7/24/00    1,600,000    1,593,049

          TOTAL COMMERCIAL PAPER (COST $2,291,594)        2,291,594


          TOTAL INVESTMENTS (COST $81,832,271) - 99.7%   94,562,985
          OTHER ASSETS AND LIABILITIES, NET - 0.3%          240,296
          NET  ASSETS  -  100%                          $94,803,281




SEE  NOTES  TO  PORTFOLIOS  OF  INVESTMENTS  AND  NOTES TO FINANCIAL STATEMENTS.

GROWTH  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
JUNE  30,  2000

EQUITY  SECURITIES  -  92.1%                   SHARES         VALUE
BIOTECHNOLOGY  -  3.4%
AMGEN,  INC.  *                               103,100    $7,242,775


BROADCAST-TV,  RADIO  AND  CABLE  -  4.6%
AT&T  -  LIBERTY  MEDIA  GROUP  *             126,000     3,055,500
CLEAR  CHANNEL  COMMUNICATIONS  *              33,400     2,505,000
COMCAST  CORP.  *                              58,500     2,369,250
COX  COMMUNICATIONS,  INC.  *                  41,350     1,884,009
                                                          9,813,759

COMMUNICATIONS  EQUIPMENT  -  6.7%
CORNING,  INC.                                 23,700     6,396,038
TELEFONAKTIEBOLAGET  LM  ERICSSON  (ADR)      190,500     3,810,000
MOTOROLA,  INC.                               137,400     3,993,188
                                                         14,199,226

COMPUTERS  -  HARDWARE  -  6.3%
DELL  COMPUTER  CORP.  *                      126,700     6,247,894
HEWLETT-PACKARD  CO.                           39,700     4,957,537
SUN  MICROSYSTEMS,  INC.  *                    23,200     2,109,750
                                                         13,315,181

COMPUTERS  -  NETWORKING  -  3.5%
CISCO  SYSTEMS,  INC.  *                      115,100     7,316,044


COMPUTERS  -  SOFTWARE  &  SERVICES  -  10.3%
AMERICA  ONLINE,  INC.  *                      60,300     3,180,825
CNET  NETWORKS,  INC.  *                       17,300       424,931
EBAY,  INC.  *                                 96,000     5,214,000
INTUIT,  INC.  *                               29,300     1,212,288
I2  TECHNOLOGIES,  INC.  *                     10,505     1,095,311
MICROSOFT  CORP.  *                            95,500     7,640,000
ORACLE  CORP.                                  14,700     1,235,719
YAHOO,  INC.                                   13,600     1,684,700
                                                         21,687,774

DISTRIBUTORS-FOOD  &  HEALTH  -  0.6%
CARDINAL  HEALTH,  INC.                        15,900     1,176,600


ELECTRICAL  EQUIPMENT  -  1.2%
SOLECTRON  CORP.  *                            61,000     2,554,375

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
ELECTRONICS  -  SEMICONDUCTORS  -  10.5%
ALTERA  CORP.  *                               40,900    $4,169,244
INTEL  CORP.                                   47,800     6,390,262
LINEAR  TECHNOLOGY  CORP.  *                   60,600     3,874,613
MAXIM  INTEGRATED  PRODUCTS  *                 14,200       964,712
MICRON  TECHNOLOGY,  INC.  *                   38,100     3,355,181
TEXAS  INSTRUMENTS,  INC.                      49,700     3,413,768
                                                         22,167,780

ENTERTAINMENT  -  1.7%
TIME  WARNER,  INC.  *                         48,700     3,701,200


EQUIPMENT  -  SEMICONDUCTORS  -  5.2%
APPLIED  MATERIALS,  INC.  *                   87,400     7,920,625
TERADYNE,  INC.  *                             41,900     3,079,650
                                                         11,000,275

FINANCIAL  -  DIVERSIFIED  -  5.2%
AMERICAN  EXPRESS  CO.                         26,700     1,391,737
CITIGROUP,  INC.  *                            91,600     5,518,900
MORGAN  STANLEY  DEAN  WITTER  &  CO.  *       49,700     4,137,525
                                                         11,048,162

HEALTHCARE  -  DIVERSIFIED  -  3.2%
AMERICAN  HOME  PRODUCTS  CORP.               113,750     6,682,813


HEALTHCARE  -  DRUGS  &  PHARMACEUTICAL  -  5.4%
ELI  LILLY  &  CO.                             10,100     1,008,737
PFIZER,  INC.                                 214,500    10,296,000
                                                         11,304,737

HEALTHCARE  -  MEDICAL  PRODUCTS  &  SUPPLIES  -  1.0%
MEDTRONIC,  INC.  *                            44,400     2,211,675


INVESTMENT  BANKING  AND  BROKERAGE  -  1.8%
MERRILL  LYNCH  &  CO.  *                      12,100     1,391,500
SCHWAB  (CHARLES)  CORP.  *                    69,600     2,340,300
                                                          3,731,800

LEISURE  TIME  -  PRODUCTS  -  0.8%
HARLEY-DAVIDSON,  INC.                         46,200     1,778,700


MANUFACTURING  -  DIVERSIFIED  -  2.4%
UNITED  TECHNOLOGIES  CORP.                    86,400     5,086,800


OIL  &  GAS  -  DRILL  &  EQUIPMENT'S  -  6.3%
EXXON  MOBIL  CORP.                            78,100     6,130,850
HALLIBURTON  CO.                              150,750     7,113,516
                                                         13,244,366

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
RAILROADS  -  1.2%
KANSAS  CITY  SOUTHERN  INDUSTRIES,  INC.      29,500    $2,616,281


RETAIL  -  FOOD  CHAINS  -  2.7%
KROGER  CO.  *                                 50,500     1,114,156
SAFEWAY,  INC.  *                             102,600     4,629,825
                                                          5,743,981

RETAIL  -  BUILDING  SUPPLIES  -  2.2%
HOME  DEPOT,  INC.                             92,775     4,632,952


RETAIL  -  COMPUTER  &  ELECTRONIC  -  1.7%
BEST  BUY,  INC.  *                            56,500     3,573,625


RETAIL  -  GENERAL  MERCHANDISE  -  3.3%
WAL-MART  STORES,  INC.                       120,000     6,915,000


SERVICES  -  ADVERTISING  &  MARKETING  -  0.9%
OMNICOM  GROUP,  INC.                          20,400     1,816,875


      TOTAL EQUITY SECURITIES (COST $163,166,934)       194,562,756

                                           PRINCIPAL
COMMERCIAL  PAPER  -  6.8%                    AMOUNT
CORPORACION  ANDINA,  6.52%,  7/6/2000       $200,000       199,819
COUNTRYWIDE HOME LOANS, INC. 6.78%, 7/14/2000
                                            3,300,000     3,291,920
FORD  MOTOR  CREDIT  CORP.,
     6.55%,  7/11/2000                      3,500,000     3,493,632
     7.00%,  7/11/2000                      4,000,000     3,992,222
NEPTUNE FUNDING CORP., 6.80%, 7/24/2000     1,300,000     1,294,352
REPSOL INTERNATIONAL FINANCIAL, 6.55%, 7/17/2000
                                            2,100,000     2,093,887


       TOTAL COMMERCIAL PAPER (COST $14,365,832)         14,365,832


       TOTAL INVESTMENTS (COST $177,532,766) - 98.9%    208,928,588
       OTHER ASSETS AND LIABILITIES, NET - 1.1%           2,356,329
               NET  ASSETS  -  100%                    $211,284,917



SEE  NOTES  TO  PORTFOLIOS  OF  INVESTMENTS  AND  NOTES TO FINANCIAL STATEMENTS.

SMALL  CAPITALIZATION  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
JUNE  30,  2000

EQUITY  SECURITIES  -  98.7%                   SHARES         VALUE
AIR  FREIGHT  -  0.4%
FORWARD  AIR  CORP.*                           12,000      $480,000

BEVERAGES  -  ALCOHOLIC  -  1.0%
BERINGER  WINE  ESTATES  HOLDINGS,  INC.*      37,700     1,331,281

BIOTECHNOLOGY  -  1.3%
IDEC  PHARMACEUTICALS  CORP.*                  15,000     1,759,687

BROADCAST  -  3.0%
CITADEL  COMMUNICATIONS  CORP.*                35,100     1,226,306
COX  RADIO,  INC.*                             47,000     1,316,000
EMMIS  COMMUNICATIONS  CORP.*                  37,800     1,563,975
                                                          4,106,281

CHEMICALS  -  SPECIALTY  -  1.3%
ATMI,  INC.*                                   38,700     1,799,550

COMMUNICATIONS  EQUIPMENT  -  5.1%
ANTEC  CORP.*                                  41,400     1,720,688
ASPECT  COMMUNICATIONS  CORP.*                 65,200     2,563,175
COMMSCOPE,  INC.*                              28,300     1,160,300
EFFICIENT  NETWORKS,  INC.*                    20,000     1,471,250
                                                          6,915,413

COMPUTERS  -  27.5%
ADVENT  SOFTWARE,  INC.*                       48,600     3,134,700
AWARE,  INC.*                                  18,900       966,263
BSQUARE  CORP*                                 18,300       410,606
BUSINESS  OBJECTS  SA*                         41,400     3,648,375
CNET  NETWORKS,  INC.*                         62,000     1,522,875
CRITICAL  PATH  INC.*                          24,300     1,416,994
ENTRUST  TECHNOLOGIES,  INC.*                  55,000     4,551,250
ESPEED,  INC.*                                 35,300     1,533,344
ISS  GROUP,  INC.*                             27,000     2,665,828
INTUIT,  INC.*                                 18,600       769,575
KANA  COMMUNICATIONS,  INC.*                   23,100     1,429,312
LIBERATE  TECHNOLOGIES*                        20,000       586,250
METASOLV  SOFTWARE,  INC.*                     30,000     1,320,000
MICROMUSE,  INC.*                              22,400     3,706,850
PHONE.COM,  INC.*                              27,000     1,758,375
REALNETWORKS,  INC.*                           55,000     2,780,937
VIGNETTE  CORP.*                               28,000     1,456,437
VITRIA  TECHNOLOGY,  INC.*                     60,000     3,667,500
                                                         37,325,471

ELECTRICAL  EQUIPMENT  -  1.0%
SYMBOL  TECHNOLOGIES,  INC.                    25,000     1,350,000

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
ELECTRONICS  -  INSTRUMENT  -  5.0%
CYTYC  CORP.*                                  53,600    $2,860,900
VARIAN,  INC.*                                 39,900     1,840,388
WATERS  CORP.*                                 16,000     1,997,000
                                                          6,698,288

ELECTRONICS  -  SEMICONDUCTORS  -  6.1%
DALLAS  SEMICONDUCTOR  CORP.                   38,400     1,564,800
LATTICE  SEMICONDUCTOR  CORP.*                 39,100     2,702,788
MICROCHIP  TECHNOLOGY,  INC.*                  44,700     2,604,473
PMC  -  SIERRA,  INC.*                          8,000     1,421,500
                                                          8,293,561

EQUIPMENT  -  SEMICONDUCTORS  -  3.1%
LAM  RESEARCH  CORP.*                          30,000     1,125,000
PRI  AUTOMATION,  INC.*                        46,200     3,021,047
                                                          4,146,047

HEALTHCARE  -  DRUG-MAJOR  PHARAMICAL  -  4.8%
KING  PHARMACEUTICALS,  INC.*                  90,000     3,948,750
UNITED  THERAPEUTICS  CORP.*                   23,100     2,503,463
                                                          6,452,213

HEALTHCARE  -  MEDICAL  PRODUCTS  &  SUPPLIES  -  3.5%
ALPHARMA,  INC.                                32,700     2,035,575
MINIMED,  INC.*                                22,900     2,702,200
                                                          4,737,775

HEALTHCARE  -  DRUG-GENERAL  -  4.0%
ALZA  CORP.*                                   29,850     1,764,881
SEPRACOR,  INC.*                               30,800     3,715,250
                                                          5,480,131

MACHINERY  -  DIVERSIFIED  -  1.0%
METTLER  TOLEDO  INTERNATIONAL,  INC.*         33,300     1,332,000

OIL  &  GAS  -  4.4%
BJ  SERVICES  CO.*                             30,900     1,931,250
ROWAN  CO.'S,  INC.*                           85,800     2,606,175
VARCO  INTERNATIONAL,  INC.*                   62,272     1,447,824
                                                          5,985,249

RESTAURANTS  -  2.2%
OUTBACK  STEAKHOUSE,  INC.*                   100,000     2,925,000

RETAIL  -  GENERAL  MERCHENDISE  -  1.3%
BJ'S  WHOLESALE  CLUB,  INC.*                  53,000     1,749,000

RETAIL  -  SPECIALTY  -  0.7%
MICHAELS  STORES,  INC.*                       19,900       911,669

SERVICES  -  ADVERTISING/MARKETING  -  1.3%
YOUNG  &  RUBICAM,  INC.                       31,700     1,812,844

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
SERVICES  -  COMMERCE  &  CONSUMABLE  -  3.1%
GETTY  IMAGES,  INC.*                          51,700    $1,916,131
TELETECH  HOLDINGS,  INC.*                     75,000     2,329,688
                                                          4,245,819

SERVICES  -  DATA  PROCESS  -  4.1%
BISYS  GROUP,  INC.*                           46,100     2,835,150
FACTSET  RESEARCH  SYSTEMS,  INC.              66,800     1,887,100
FISERV,  INC.*                                 19,900       860,675
                                                          5,582,925

TELECOMM  -  CELL/WIRELESS  -  0.6%
TELECORP  PCS,  INC*                           20,000       806,250

TELECOMM  -  LONG  DISTANCE  -  4.0%
ITC  DELTACOM,  INC.*                          80,500     1,796,156
TIME  WARNER  TELECOM,  INC.*                  57,000     3,669,375
                                                          5,465,531


          TOTAL EQUITY SECURITIES (COST $101,105,393 )  121,691,985

                                           PRINCIPAL
COMMERCIAL  PAPER  -  8.9%                    AMOUNT
BAUS  FUNDING,  6.64%,  7/14/00            $2,400,000     2,394,245
COUNTRYWIDE HOME LOANS, INC., 6.78%, 7/14/00
                                            3,100,000     3,092,410
FAYETTE,  6.67%,  7/21/00                   3,100,000     3,088,513
FORD  MOTOR  CO.,  6.55%,  7/11/00          3,000,000     2,994,542
NEPTUNE  CORP.,  6.80%,  7/24/00              500,000       497,828

        TOTAL COMMERCIAL  PAPER (COST $12,067,538 )      12,067,538


        TOTAL INVESTMENTS (COST $113,172,931) - 98.7%   133,759,523
        OTHER ASSETS AND LIABILITIES, NET - 1.3%          1,755,054
        NET  ASSETS  -  100%                           $135,514,577



SEE  NOTES  TO  PORTFOLIOS  OF  INVESTMENTS  AND  NOTES TO FINANCIAL STATEMENTS.

MIDCAP  GROWTH  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
JUNE  30,  2000

EQUITY  SECURITIES  -  89.0%                   SHARES         VALUE
BROADCAST  -  TV,  RADIO,  CABLE  -  0.5%
UNIVISION  COMMUNICATIONS,  INC.*               4,900      $507,150

CHEMICALS  -  SPECIALTY  -  1.2%
ATMI,  INC.*                                   28,300     1,315,950

COMMUNICATIONS  EQUIPMENT  -  1.1%
EFFICIENT  NETWORKS,  INC.*                    16,500     1,213,781

COMPUTERS  -  SOFTWARE  &  SERVICES  -  10.0%
AMDOCS, LTD.*                                  13,500     1,036,125
ARIBA, INC.*                                    4,000       392,187
ART  TECHNOLOGY  GROUP,  INC.*                  7,300       736,844
CNET  NETWORKS,  INC.*                         56,200     1,380,413
COMMERCE  ONE,  INC.*                          12,000       544,687
EBAY,  INC.*                                   40,600     2,205,088
I2  TECHNOLOGIES, INC.*                         4,400       458,769
INTUIT, INC.*                                  66,000     2,730,750
KANA  COMMUNICATIONS,  INC.*                    9,700       600,187
PRICELINE.COM,  INC.*                          12,500       474,805
                                                         10,559,855

DISTRIBUTORS  -  FOOD  &  HEALTH  -  1.1%
AMERISOURCE  HEALTH  CORP.*                    36,200     1,122,200

ELECTRICAL  EQUIPMENT  -  2.7%
FLEXTRONICS  INTERNATIONAL  LTD.*               5,500       377,781
SANMINA  CORP.*                                12,740     1,089,270
SPX  CORP.*                                     6,800       822,375
VISHAY  INTERTECHNOLOGY,  INC.*                15,000       569,063
                                                          2,858,489

ELECTRONICS  -  INSTRUMENTS  -  3.3%
WATERS  CORP.*                                 27,900     3,482,269

ELECTRONICS  -  SEMICONDUCTORS  -  11.6%
ALTERA  CORP.*                                 25,900     2,640,181
AMKOR  TECHNOLOGY,  INC.*                       9,400       331,938
LINEAR  TECHNOLOGY  CORP.                      49,900     3,190,481
MAXIM  INTEGRATED  PRODUCTS,  INC.*            37,800     2,568,037
MICROCHIP  TECHNOLOGY,  INC.*                  60,900     3,548,377
                                                         12,279,014

EQUIPMENT  -  SEMICONDUCTORS  -  3.5%
ASM  LITHOGRAPHY  HOLDING  NV*                 19,800       873,675
TERADYNE,  INC.*                               39,213     2,882,156
                                                          3,755,831

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
HEALTHCARE  -  DIVERSIFIED  -  0.6%
ALLERGAN,  INC.                                 8,700      $648,150

HEALTHCARE  -  GENERAL,  OTHER  -  3.6%
ALZA  CORP.*                                   63,650     3,763,306

HEALTHCARE  -  DRUGS  -     MAJOR  PHARMACEUTICALS  -  6.7%
FOREST  LABORATORIES,  INC.*                   42,800     4,322,800
KING  PHARMACEUTICALS,  INC.*                  62,400     2,737,800
                                                          7,060,600

INVESTMENT  BANKING  /  BROKERAGE  -  2.5%
LEHMAN  BROTHERS  HOLDINGS,  INC.               4,950       468,084
PAINE  WEBBER  GROUP,  INC.                    48,500     2,206,750
                                                          2,674,834

LEISURE  TIME  -  PRODUCTS  -  1.7%
HARLEY-DAVIDSON,  INC.                         46,900     1,805,650

MACHINERY  -  DIVERSIFIED  -  1.3%
DOVER  CORP.                                   35,300     1,431,856

MANUFACTURING  -  DIVERSIFIED  -  4.3%
JABIL  CIRCUIT,  INC.*                         24,250     1,203,406
MILLIPORE  CORP.                               23,000     1,733,625
SEALED  AIR  CORP.*                            30,100     1,576,488
                                                          4,513,519

OIL  &  GAS  -  DRILLING  &  EQUIPMENT  -  10.8%
BJ  SERVICES  CO.*                             58,000     3,625,000
COOPER  CAMERON  CORP.*                        46,233     3,051,378
NABORS  INDUSTRIES, INC.*                      87,900     3,653,344
SANTA  FE  INTERNATIONAL  CORP.                30,000     1,048,125
                                                         11,377,847

OIL  &  GAS  -  EXPLORATION  &  PRODUCTION  -  2.0%
DEVON  ENERGY  CORP.                           25,700     1,444,019
EOG  RESOURCES,  INC.                          18,600       623,100
                                                          2,067,119

RAILROADS  -  3.3%
KANSAS  CITY  SOUTHERN  INDUSTRIES,  INC.      39,200     3,476,550

RESTAURANTS  -  6.5%
OUTBACK  STEAKHOUSE,  INC.*                   111,600     3,264,300
STARBUCKS  CORP.*                              93,200     3,559,075
                                                          6,823,375

RETAIL  -  COMPUTERS  &  ELECTRONICS  -  2.5%
BEST  BUY  CO.,  INC.*                         41,900     2,650,175

RETAIL  -  SPECIALTY  -  0.8%
BED  BATH  &  BEYOND,  INC.*                   24,300       880,875

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
SERVICES  -  ADVERTISING  /  MARKETING  -  2.3%
YOUNG  &  RUBICAM,  INC.                        4,220    $2,413,312

SERVICES  -  COMMERCIAL  &  CONSUMER  -  0.9%
DIAMOND  TECHNOLOGY  PARTNERS,  INC.*           6,500       572,000
VIAD  CORP.                                    15,000       408,750
                                                            980,750

SERVICES  -  COMPUTER  SYSTEMS  -  0.5%
INVESTMENT  TECHNOLOGY  GROUP,  INC.*          11,650       495,853

SERVICES  -  DATA  PROCESSING  -  3.3%
CSG  SYSTEMS  INTERNATIONAL*                   10,900       611,081
FISERV,  INC.*                                 67,300     2,910,725
                                                          3,521,806

TELEPHONE  -  0.4%
BROADWING,  INC.                               16,500       427,969


          TOTAL EQUITY SECURITIES (COST $75,591,046)     94,108,085


                                           PRINCIPAL
COMMERCIAL  PAPER  -  12.5%                   AMOUNT
CORPORACION ANDINA, 6.52%, 7/6/00          $1,700,000     1,698,460
COUNTRYWIDE HOME LOANS, INC., 6.78%, 7/14/00
                                            2,900,000     2,892,900
FORD  MOTOR  CORP., 6.55%, 7/11/00          1,600,000     1,597,089
HOMESIDE  LENDING  CO., 6.52%, 7/6/00       1,500,000     1,498,642
NEPTUNE FUNDING   CORP.,  6.80%, 7/24/00    3,600,000     3,584,360
REPSOL INTERNATIONAL FINANCIAL CORP., 6.55%, 7/17/00
                                            2,000,000     1,994,178

     TOTAL COMMERCIAL PAPER (COST $13,265,629)           13,265,629


     TOTAL INVESTMENTS (COST $88,856,675)  -  101.5%    107,373,714
     OTHER  ASSETS  AND  LIABILITIES,  NET  -  (1.5)%   (1,595,761)
               NET  ASSETS  -  100%                    $105,777,953

SEE  NOTES  TO  PORTFOLIOS  OF  INVESTMENTS  AND  NOTES TO FINANCIAL STATEMENTS.

EMERGING  GROWTH  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
JUNE  30,  2000

EQUITY  SECURITIES  -  98.7%                   SHARES         VALUE
BANKS  -  0.6%
COMERICA,  INC.                                 4,700      $210,913
FIRST  TENNESSEE  NATIONAL  CORP.                 100         1,656
MELLON  FINANCIAL  CORP.                        6,300       229,556
PNC  FINANCIAL  SERVICES  GROUP                 5,000       234,375
STATE  STREET  CORP.                              700        74,244
                                                            750,744


BEVERAGES  -  ALCOHOLIC  -  0.2%
ANHEUSER-BUSCH  COMPANIES,  INC.                3,400       253,938



BEVERAGES  -  NON-ALCOHOLIC  -  0.2%
COCA-COLA  CO.                                  5,100       292,931



BIOTECHNOLOGY  -  1.5%
ABGENIX,  INC.*                                   700        83,902
AMGEN,  INC.*                                  13,800       969,450
BIOSOURCE  INTERNATIONAL,  INC.*                8,000       178,000
HUMAN  GENOME  SCIENCES,  INC.*                 1,000       133,375
IMMUNEX  CORP.*                                10,400       514,150
MEDIMMUNE,  INC.*                               2,800       207,200
                                                          2,086,077


BROADCAST  -  TV,  RADIO  &  CABLE  -  0.8%
AT&T  -  LIBERTY  MEDIA  GROUP  *              22,200       538,350
CLEAR  CHANNEL  COMMUNICATIONS  *               4,800       360,000
USA  NETWORKS,  INC.*                          11,800       255,175
                                                          1,153,525


CHEMICALS  -  SPECIALTY  -  0.0%
ATMI,  INC.*                                      100         4,650
BIOSPHERE  MEDICAL,  INC.*                        200         2,800
                                                              7,450


COMMUNICATIONS  EQUIPMENT  -  15.3%
ADC  TELECOMMUNICATIONS,  INC.*                16,492     1,383,266
ALCATEL  SA                                     4,600       305,900
CIENA  CORP.*                                  16,500     2,750,344
COMVERSE  TECHNOLOGY,  INC.*                    3,900       362,700
CORNING,  INC.                                 14,100     3,805,237
LUCENT  TECHNOLOGIES,  INC.                     1,200        71,100

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
COMMUNICATIONS  EQUIPMENT  -  CONT'D
METROMEDIA  FIBER  NETWORK,  INC.*             44,220    $1,754,981
MOTOROLA,  INC.                                 1,900        55,219
NOKIA  OYJ                                     39,500     1,972,531
NORTEL  NETWORKS  CORP.                        78,260     5,341,245
ONI  SYSTEMS  CORP*                               190        22,269
SCIENTIFIC-ATLANTA,  INC.                         200        14,900
SYCAMORE  NETWORKS,  INC.*                      6,500       717,438
TELEFONAKTIEBOLAGET  LM  ERICSSON  (ADR)       65,400     1,308,000
TELLABS,  INC.*                                16,500     1,129,219
                                                         20,994,349


COMPUTERS  -  HARDWARE  -  3.0%
BROCADE  COMMUNICATIONS  SYSTEM  *              1,900       348,620
COMPAQ  COMPUTER  CORP.                         7,200       184,050
DELL  COMPUTER  CORP.*                          9,300       458,606
EMULEX  CORP.*                                  1,100        72,256
JUNIPER  NETWORKS,  INC.*                       6,600       960,713
MRV  COMMUNICATIONS,  INC.*                     2,100       141,225
SUN  MICROSYSTEMS,  INC.*                      20,900     1,900,594
                                                          4,066,064


COMPUTERS  -  NETWORKING  -  6.1%
CABLETRON  SYSTEMS  *                           6,700       169,175
CISCO  SYSTEMS,  INC.*                        129,800     8,250,413
                                                          8,419,588


COMPUTERS  -  PERIPHERALS  -  1.9%
EMC  CORP.  *                                  31,700     2,438,919
SEAGATE  TECHNOLOGY,  INC.*                     3,200       176,000
STORAGE  NETWORKS,  INC.*                         230        20,757
                                                          2,635,676


COMPUTERS  -  SOFTWARE  &  SERVICES  -  21.7%
AKAMAI  TECHNOLOGIES,  INC.*                    1,200       142,481
AMDOCS  LTD  *                                    400        30,700
ARIBA,  INC.*                                     800        78,438
ART  TECHNOLOGY  GROUP,  INC.*                    400        40,375
BMC  SOFTWARE,  INC.*                          27,000       985,078
BEA  SYSTEMS,  INC.*                              700        34,606
CADENCE  DESIGN  SYSTEMS,  INC.*                7,000       142,625
COMPUTER  ASSOCIATES  INTERNATIONAL,  INC.     12,500       639,844
E.PIPHANY,  INC*                                  900        96,469
FOUNDRY  NETWORKS,  INC.*                         800        88,000
IMRGLOBAL  CORP.  *                               800        10,450
INTERNET  COMMERCE  CORP.*                        300         4,350
I2  TECHNOLOGIES,  INC.*                        1,800       187,678
LIGHTSPAN,  INC.*                                 210         1,155
MERCURY  INTERACTIVE  CORP.*                    2,400       232,200
MICROSOFT  CORP.*                              62,200     4,976,000

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
COMPUTERS  -  SOFTWARE  &  SERVICES  -  CONT'D
ORACLE  CORP.*                                191,300   $16,081,156
REDBACK  NETWORKS*                              2,200       391,600
SAP  AG      (ADR)                                600        28,162
SIEBEL  SYSTEMS,  INC.*                         5,000       817,813
VERITAS  SOFTWARE  CORP.*                      10,200     1,152,759
VERISIGN,  INC.*                               13,248     2,338,184
CHECK  POINT  SOFTWARE  TECHNOLOGIES  *         6,100     1,291,675
                                                         29,791,798


CONSUMER  FINANCE  -  0.3%
HOUSEHOLD  INTERNATIONAL,  INC.                 4,900       203,656
PROVIDIAN  FINANCIAL  CORP.                     2,400       216,000
                                                            419,656


DISTRIBUTORS  -  FOOD  &  HEALTH  -  0.3%
ALLSCRIPTS  PHARMACEUTICALS,  INC  *              200         4,600
ANDRX  CORP.*                                   1,000        63,922
CARDINAL  HEALTH,  INC.                         4,600       340,400
                                                            408,922


ELECTRICAL  EQUIPMENT  -  1.9%
CAPSTONE  TURBINE  CORP.*                         150         6,844
EMERSON  ELECTRIC  CO.                          1,200        72,450
FLEXTRONICS  INTERNATIONAL  LTD.*              11,400       783,037
GENERAL  ELECTRIC  COMPANY                     13,700       726,100
SANMINA  CORP.*                                 7,320       625,860
SOLECTRON  CORP.*                               9,500       397,813
                                                          2,612,104


ELECTRONICS  -  INSTRUMENT  -  0.2%
CREDENCE  SYSTEMS  CORP.*                         200        11,037
LTX  CORP.*                                       400        13,975
WATERS  CORP.*                                  1,500       187,219
                                                            212,231


ELECTRONICS  -  SEMICONDUCTORS  -  16.7%
ALTERA  CORP.*                                 35,000     3,567,813
ANALOG  DEVICES,  INC.*                        26,400     2,006,400
ARM  HOLDINGS  PLC  (ADR)*                     47,000     1,545,125
ATMEL  CORP.*                                   7,700       283,937
BURR-BROWN  CORP.*                                150        13,003
CONEXANT  SYSTEMS,  INC.*                       3,600       175,050
INTEL  CORP.                                   30,700     4,104,206
JDS  UNIPHASE  CORP.*                           7,770       931,429
LSI  LOGIC  CORP.*                             16,900       914,712
LINEAR  TECHNOLOGY  CORP.                      12,500       799,219
MAXIM  INTEGRATED  PRODUCTS*                      200        13,588
MICREL,  INC.*                                    200         8,687

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
ELECTRONICS  -  SEMICONDUCTORS  -  CONT'D
MICROCHIP  TECHNOLOGY,  INC.*                     150        $8,740
MICRON  TECHNOLOGY,  INC.*                     52,300     4,605,669
NATIONAL  SEMICONDUCTOR  CORP.*                15,000       851,250
NEW  FOCUS,  INC*                                  90         7,391
PMC  -  SIERRA,  INC.*                          2,100       373,144
SDL,  INC.*                                       500       142,594
SIPEX  CORP.*                                     800        22,150
TEXAS  INSTRUMENTS,  INC.                       1,500       103,031
XILINX,  INC.*                                 30,400     2,509,900
                                                         22,987,038


ENGINEERING  &  CONSTRUCTION  -  0.8%
BOUYGUES  SA  (EUR)                             1,700     1,136,093
QUANTA  SERVICES,  INC.*                          300        16,500
                                                          1,152,593


ENTERTAINMENT  -  0.6%
VIACOM,  INC.*                                 11,600       790,975



EQUIPMENT  -  SEMICONDUCTORS  -  1.2%
APPLIED  MATERIALS,  INC.*                      6,500       589,062
LAM  RESEARCH  CORP.*                          10,300       386,250
NOVELLUS  SYSTEMS,  INC.*                       1,400        79,188
PHOTRONICS,  INC.*                                100         2,838
TERADYNE,  INC.*                                7,700       565,950
                                                          1,623,288


FINANCIAL  -  DIVERSIFIED  -  1.2%
AMERICAN  EXPRESS  COMPANY                      4,400       229,350
BIOTECH  HOLDERS  TRUST                         3,000       534,000
CITIGROUP,  INC.                               13,800       831,450
                                                          1,594,800


HEALTHCARE  -  DIVERSIFIED  -  0.8%
ABBOTT  LABORATORIES                           15,300       681,806
ALLERGAN,  INC.                                 2,800       208,600
AMERICAN  HOME  PRODUCTS  CORP.                 2,600       152,750
                                                          1,043,156


HEALTHCARE  -  DRUGS  -  1.4%
ALZA  CORP.*                                    1,300        76,863
SEPRACOR,  INC.*                               14,900     1,797,312
                                                          1,874,175

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
HEALTHCARE  -  MAJOR  PHARMACEUTICALS  -  2.0%
ALKERMES,  INC.  *                                200        $9,425
GENENTECH,  INC*                                5,100       877,200
MEDIGENE  AG                                      180         7,218
PFIZER,  INC.                                  29,275     1,405,200
PHARMACIA  CORP.                                2,700       139,556
TEVA  PHARMACEUTICAL                            5,000       277,187
                                                          2,715,786


HEALTHCARE  -  MEDICAL  PRODUCTS  &  SUPLIES  -  1.0%
BAUSCH  &  LOMB,  INC.                          3,300       255,338
PE  CORP.-PE  BIOSYSTEMS  GROUP                13,200       869,550
CONDUCTUS,  INC.*                               6,400       126,400
QUEST  DIAGNOSTICS,  INC.*                      1,000        71,562
                                                          1,322,850


INSURANCE  -  MULTI-LINE  -  0.5%
AMERICAN  INTERNATIONAL  GROUP                  4,100       481,750
HARTFORD  FINANCIAL  SERVICES                   3,700       206,969
                                                            688,719


INVESTMENT  BANKING  /  BROKERAGE  -  0.9%
AXA  FINANCIAL,  INC.                           7,600       258,400
MERRILL  LYNCH  &  CO.                          8,200       943,000
WADDELL  &  REED  FINANCIAL,  INC.                150         4,922
                                                          1,206,322


LEISURE  TIME  -  PRODUCTS  -  0.0%
INTERNATIONAL  SPEEDWAY  CORP.                    200         8,275



MANUFACTURING  -  DIVERSIFIED  -  3.5%
JABIL  CIRCUIT,  INC.*                          1,700        84,362
MARVELL  TECHNOLOGY  GROUP  LTD*                  100         5,700
TYCO  INTERNATIONAL  LTD.                     100,400     4,756,450
                                                          4,846,512


NATURAL  GAS  -  1.0%
COASTAL  CORP.                                 10,500       639,187
DYNEGY,  INC.                                   5,500       375,719
ENRON  CORP.                                    6,000       387,000
                                                          1,401,906


OFFICE  EQUIPMENT  &  SUPPLIES  -  0.0%
UNITED  STATIONERS,  INC.*                        200         6,475

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
OIL  &  GAS  -  DRILL  &  EQUIPMENT  -  1.2%
BAKER  HUGHES,  INC.                           16,400      $524,800
GLOBAL  MARINE,  INC.*                          7,600       214,225
GRANT  PRIDECO,  INC  *                         3,000        75,000
HALLIBURTON  CO.                                4,600       217,063
NOBLE  DRILLING  CORP.*                         8,300       341,856
TRANSOCEAN  SEDCO  FOREX,  INC.                 3,600       192,375
WEATHERFORD  INTERNATIONAL,  INC.*              3,000       119,437
          1,684,756

OIL  &  GAS  -  EXPLORATION  &  PRODUCTION  -  1.3%
ANADARKO  PETROLEUM  CORP.                      7,100       350,119
APACHE  CORP.                                   4,200       247,012
DEVON  ENERGY  CORP.                            3,200       179,800
EOG  RESOURCES,  INC.                          30,000     1,005,000
NOBLE  AFFILIATES,  INC.                        1,500        55,875
                                                          1,837,806


POWER  PRODUCERS  -  INDEPENDENT  -  1.9%
AES  CORP.*                                    15,800       720,875
CALPINE  CORP.*                                27,900     1,834,425
                                                          2,555,300


RETAIL  -  DRUG  STORES  -  0.2%
ALBERTSON'S,  INC.                              8,100       269,325
CVS  CORP.                                        500        20,000
                                                            289,325


RETAIL  -  COMPUTER  &  ELECTRONIC  -  0.4%
RADIOSHACK  CORPORATION                        12,100       573,238



RETAIL  -  DEPT  STORES  -  0.7%
KOHLS  CORP.*                                   1,300        72,313
WAL-MART  STORES,  INC.                        15,400       887,425
                                                            959,738


RETAIL  -  HOME  SHOPPING  -  0.0%
INSIGHT  ENTERPRISES,  INC.*                      100         5,931



SAVINGS  &  LOAN  COMPANIES  -  0.2%
CHARTER  ONE  FINANCIAL,  INC.                  2,800        64,400
GOLDEN  WEST  FINANCIAL  CORP.                  5,800       236,712
                                                            301,112

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
SERVICES  -  COMMERCIAL  &  CONSUMER  -  0.8%
CENDANT  CORP.*                                 4,000       $56,000
COMPUTER  SCIENCES  CORP.*                      9,700       724,469
LEARNING  TREE  INTERNATIONAL*                  5,200       318,500
PEGASUS  SOLUTIONS,  INC.*                        150         1,631
                                                          1,100,600


SERVICES  -  DATA  PROCESS  -  1.0%
AUTOMATIC  DATA  PROCESSING                    16,900       905,206
FIRST  DATA  CORP.                              9,100       451,588
FISERV,  INC.*                                  1,600        69,200
                                                          1,425,994


TELECOMMUNICATION  -  CELL/WIRELESS  -  3.4%
CHINA  MOBIL  (HKD)                             1,600        14,111
NEXTEL  COMMUNICATIONS,  INC.*                  5,500       336,531
SPRINT  CORP.  (PCS  GROUP)*                   25,400     1,511,300
VODAFONE  AIRTOUCH  (GBP)                     189,605       766,000
VODAFONE  AIRTOUCH  PLC                        11,700       484,819
VOICESTREAM  WIRELESS  CORP.*                  13,921     1,618,969
                                                          4,731,730


TELECOMMUNICATION  -  LONG  DISTANCE  -  2.0%
GLOBAL  CROSSING  LTD.*                        15,500       407,844
ITC  DELTACOM,  INC.*                             200         4,462
INTERMEDIA  COMMUNICATIONS*                       200         5,950
MGC  COMMUNICATIONS  INC.*                      2,100       125,869
NEXTLINK  COMMUNICATIONS*                         800        30,350
SONERA  OYJ  (EUR)                             11,700       533,367
SPRINT  CORP.  (FON  GROUP)                     9,800       499,800
WORLDCOM,  INC.*                               26,400     1,211,100
                                                          2,818,742


TOBACCO  -  0.0%
PHILIP  MORRIS  COMPANIES,  INC.                1,800        47,812


      TOTAL EQUITY SECURITIES (COST $110,055,517)       135,700,007

U.  S.  GOVERNMENT  AGENCIES     PRINCIPAL
AND  INSTRUMENTALITIES  -  2.6%                AMOUNT         VALUE
FEDERAL HOME LOAN MORTGAGE CORP. DISCOUNT NOTES.
                                           $3,500,000    $3,498,723


       TOTAL  U.  S.  GOVERNMENT  AGENCIES
       AND  INSTRUMENTALIES  (COST  $3,498,723)           3,498,723



       TOTAL INVESTMENTS (COST $113,554,240) - 101.3%   139,198,730
       OTHER ASSETS AND LIABILITIES, NET - (1.3%)       (1,776,087)
       NET ASSETS - 100%                               $137,422,643


SEE  NOTES  TO  PORTFOLIOS  OF  INVESTMENTS  AND  NOTES TO FINANCIAL STATEMENTS.

RESEARCH  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
JUNE  30,  2000

EQUITY  SECURITIES  -  96.7%                   SHARES         VALUE
AEROSPACE  /  DEFENSE  -  1.7%
BAE  SYSTEMS,  PLC  (GBP)                      28,000      $174,551
BOEING  CO.                                     6,000       250,875
GENERAL  DYNAMICS  CORP.                        1,440        75,240
                                                            500,666

ALUMINUM  -  0.2%
ALCOA,  INC.                                    2,200        63,800

BANKS  -  MAJOR  REGIONAL  -  1.3%
CHASE  MANHATTAN  CORP.                         3,960       182,407
PNC  FINANCIAL  SERVICES  GROUP                 2,300       107,813
STATE  STREET  CORP.                              100        10,606
U.S.  BANCORP                                   3,800        73,150
                                                            373,976

BEVERAGES  -  ALCOHOLIC  -  0.8%
ANHEUSER-BUSCH  CO.'S,  INC.                    3,040       227,050

BROADCAST  -  1.3%
COMCAST  CORP.*                                 3,740       151,470
INFINITY  BROADCASTING  CORP.*                  6,085       221,722
                                                            373,192

CHEMICALS  -  0.3%
ROHM  &  HAAS  CO.                              2,800        96,600

COMMUNICATIONS  EQUIPMENT  -  8.2%
CIENA  CORP.*                                   2,000       333,375
COMVERSE  TECHNOLOGY,  INC.*                    2,600       241,800
CORNING,  INC.                                  1,963       529,765
METROMEDIA  FIBER  NETWORK,  INC.*              8,460       335,756
MOTOROLA,  INC.*                                9,496       275,978
NORTEL  NETWORKS  CORP.*                        9,000       614,250
TELLABS,  INC.*                                 1,300        88,968
                                                          2,419,892

COMPUTERS  -  HARDWARE  -  4.3%
ANCOR  COMMUNICATIONS,  INC.*                     785        28,076
COMPAQ  COMPUTER  CORP.                         3,900        99,694
DELL  COMPUTER  CORP.*                          2,120       104,543
HEWLETT-PACKARD  CO.                            2,510       313,435
INTERNATIONAL  BUSINESS  MACHINES  CORP.          410        44,921
SUN  MICROSYSTEMS,  INC.*                       7,550       686,578
                                                          1,277,247

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
COMPUTERS  -  NETWORKING  -  3.5%
CABLETRON  SYSTEMS*                             3,400       $85,850
CISCO  SYSTEMS,  INC.*                         15,060       957,251
                                                          1,043,101

COMPUTERS  -  PERIPHERALS  -  3.2%
EMC  CORP.*                                     9,900       761,681
SEAGATE  TECHNOLOGY,  INC.*                     3,030       166,650
                                                            928,331

COMPUTERS  -  SOFTWARE  &  SERVICES  -  8.9%
AMERICA  ONLINE,  INC.*                         4,420       233,155
BEA  SYSTEMS,  INC.*                              820        40,539
BMC  SOFTWARE,  INC.*                           2,960       107,994
BUSINESS  OBJECTS  SA*  (ADR)                     200        17,625
COMPUTER  ASSOCIATES  INTERNATIONAL,  INC.      2,010       102,887
DIGIMARC  CORP.*                                   70         2,695
E.PIPHANY,  INC.*                                 400        42,875
I2  TECHNOLOGIES,  INC.*                          700        72,986
INTERWORLD  CORP.*                                200         4,100
LIBERATE  TECHNOLOGIES*                         1,010        29,605
MACROMEDIA,  INC.*                              1,140       110,224
MICROSOFT  CORP.*                              10,320       825,600
ORACLE  CORP.*                                  5,470       459,822
RATIONAL  SOFTWARE  CORP.*                        680        63,197
SELECTICA,  INC.*                                 240        16,815
SIEBEL  SYSTEMS,  INC.*                           390        63,789
VERISIGN,  INC.*                                1,320       232,980
VERITAS  SOFTWARE  CORP.*                       1,595       180,260
                                                          2,607,148

CONSUMER  FINANCE  -  0.9%
CAPITAL  ONE  FINANCIAL  CORP.                  2,530       112,901
PROVIDIAN  FINANCIAL  CORP.                     1,720       154,800
                                                            267,701

CONTAINERS  -  0.1%
OWENS-ILLINOIS,  INC.*                          3,450        40,322

ELECTRICAL  EQUIPMENT  -  3.8%
GENERAL  ELECTRIC  CO.                         14,460       766,380
HITACHI,  LTD.  (JPY)                           5,000        72,098
SCI  SYSTEMS,  INC.*                            1,000        39,188
SOLECTRON  CORP.*                               3,400       142,375
SPX  CORP.*                                       700        84,656
                                                          1,104,697

ELECTRONICS  -  SEMICONDUCTORS  -  7.7%
ANALOG  DEVICES,  INC.*                         2,100       159,600
ATMEL  CORP.*                                   3,100       114,313
FAIRCHILD SEMICONDUCTOR INTERNATIONAL, INC.*    1,450        58,725
FLEXTRONICS  INTERNATIONAL,  LTD.*              2,856       196,171
INTEL  CORP.                                    8,910     1,191,156
LSI  LOGIC  CORP.*                              2,200       119,075

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
ELECTRONICS  -  SEMICONDUCTORS  -  CONT'D
MICRON  TECHNOLOGY,  INC.*                      4,740      $417,416
                                                          2,256,456

ENTERTAINMENT  -  1.8%
TIME  WARNER,  INC.                             3,140       238,640
VIACOM,  INC.*                                  4,153       283,183
                                                            521,823

EQUIPMENT  -  SEMICONDUCTORS  -  1.0%
LAM  RESEARCH  CORP.*                           3,900       146,250
TERADYNE,  INC.*                                2,000       147,000
                                                            293,250

FINANCIAL  -  DIVERSIFIED  -  2.9%
ASSOCIATES  FIRST  CAPITAL  CORP.               9,240       206,167
CITIGROUP,  INC.                                5,950       358,488
FEDERAL  HOME  LOAN  MORTGAGE  CORP.            3,920       158,760
HSBC  HOLDINGS  (GBP)                           7,400        84,593
LLOYDS  TSB  GROUP,  PLC  (GBP)                    34           321
MORGAN  STANLEY  DEAN  WITTER  &  CO.*            700        58,275
                                                            866,604

FOODS  -  0.2%
QUAKER  OATS  CO.                                 410        30,801
RALSTON  PURINA  GROUP                          1,520        30,305
                                                             61,106

HEALTHCARE  -  DIVERSIFIED  -  2.6%
AMERICAN  HOME  PRODUCTS  CORP.                 4,220       247,925
BRISTOL-MYERS  SQUIBB  CO.                      8,860       516,095
                                                            764,020

HEALTHCARE  -  DRUG  -  MAJOR  PHARMACEUTICAL  -  3.8%
ASTRAZENECA  GROUP,  PLC  (GBP)                 2,780       129,768
PFIZER,  INC.                                   6,875       330,000
PHARMACIA  CORP.                               12,513       646,766
                                                          1,106,534

HEALTHCARE  -  MEDICAL  PRODUCTS  &  SUPPLIES  -  1.3%
BAUSCH  &  LOMB,  INC.                          2,000       154,750
MEDTRONIC,  INC.                                4,490       223,658
                                                            378,408

HOUSEHOLD  PRODUCTS  -  NON-DURABLE  -  1.4%
CLOROX  CO.                                     3,840       172,080
COLGATE-PALMOLIVE  CO.                          3,750       224,531
ENERGIZER  HOLDINGS,  INC.*                       506         9,235
                                                            405,846

INSURANCE  -  LIFE  &  HEALTH  -  0.2%
AFLAC,  INC.                                    1,200        55,125

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
INSURANCE  -  MULTI-LINE  -  1.5%
AMERICAN  INTERNATIONAL  GROUP                  2,430      $285,525
HARTFORD  FINANCIAL  SERVICES  GROUP            2,730       152,709
                                                            438,234

INSURANCE  BROKERS  -  0.4%
MARSH  &  MCLENNAN  CO.'S                       1,110       115,926

INSURANCE  -  LIFE  &  HEALTH  -  0.3%
METLIFE,  INC.*                                 4,920       103,627

INSURANCE  -  PROPERTY  &  CASUALTY  -  0.1%
ST.  PAUL  CO.'S                                1,300        44,363

INVESTMENT  BANKING  /  BROKERAGE  -  1.4%
AXA  FINANCIAL,  INC.                           4,570       155,380
LEHMAN  BROTHERS  HOLDINGS,  INC.                 700        66,194
MERRILL  LYNCH  &  CO.                          1,540       177,100
                                                            398,674

MACHINERY  -  DIVERSIFIED  -  4.2%
DEERE  &  CO.                                   4,320       159,840
INGERSOLL-RAND  CO.                             3,250       130,813
TYCO  INTERNATIONAL,  LTD.                     16,040       759,895
UNITED  TECHNOLOGIES  CORP.                     3,020       177,803
                                                          1,228,351

NATURAL  GAS  -  0.4%
WILLIAMS  CO.'S,  INC.                          2,600       108,388

OFFICE  EQUIPMENT  &  SUPPLIES  -  0.1%
TRINTECH  GROUP  PLC*  (ADR)                    1,400        27,584

OIL  &  GAS  -  EXPLORATION  &  PRODUCTION  -  4.0%
BAKER  HUGHES,  INC.                            3,100        99,200
COOPER  CAMERON  CORP.*                           450        29,700
DEVON  ENERGY  CORP.                            1,010        56,749
EOG  RESOURCES,  INC.                           3,840       128,640
GLOBAL  MARINE,  INC.*                          8,700       245,231
NOBLE  DRILLING  CORP.                          3,400       140,037
SANTA  FE  INTERNATIONAL  CORP.                 3,000       104,813
TRANSOCEAN  SEDCO  FOREX,  INC.                 4,550       243,141
WEATHERFORD  INTERNATIONAL,  INC.*              3,100       123,419
                                                          1,170,930

OIL  -  DOMESTIC  INTEGRATED  -  1.1%
CONOCO,  INC.                                  13,610       334,296

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
OIL  -  INTERNATIONAL  INTEGRATED  -  4.3%
BP  AMOCO  PLC  (ADR)                           7,058      $399,241
EXXON  MOBIL  CORP.                             6,544       513,704
ROYAL  DUTCH  PETROLEUM  CO.  (EUR)             4,400       273,464
TOTAL  FINA  (EUR)  *                             420        64,396
                                                          1,250,806

PAPER  &  FOREST  PRODUCTS  -  0.2%
BOWATER,  INC.                                  1,330        58,686

POWER  -  PRODUCERS  -  0.7%
AES  CORP.*                                     4,620       210,788

PUBLISHING  -  NEWSPAPERS  -  0.4%
TRIBUNE  CO.                                    3,240       113,400

RESTAURANTS  -  0.6%
MCDONALD'S  CORP.                               5,460       179,839

RETAIL  -  DRUG  STORES  -  1.7%
CVS  CORP.                                     12,290       491,600
RITE  AID  CORP.*                                 630         4,134
                                                            495,734

RETAIL  -  FOOD  CHAINS  -  1.7%
SAFEWAY,  INC.*                                10,930       493,216

RETAIL  -  COMPUTER  &  ELECTRONIC  -  0.8%
RADIOSHACK  CORP.                               5,210       246,824

RETAIL  -  GENERAL  MERCHANDISE  -  0.7%
WAL-MART  STORES,  INC.                         3,740       215,518

RETAIL  -  SPECIALTY  APPAREL  -  0.6%
OFFICE  DEPOT,  INC.*                          13,210        82,562
FAST  RETAILING  CO.,  LTD.  (JPY)                200        83,691
                                                            166,253

SERVICES  -  COMMERCIAL  &  CONSUMER  -  1.0%
COMPUTER  SCIENCES  CORP.*                      4,000       298,750

SERVICES  -  DATA  PROCESS  -  1.2%
AUTOMATIC  DATA  PROCESSING,  INC.              5,100       273,169
FISERV,  INC.*                                  2,000        86,500
                                                            359,669

TELECOMMUNICATIONS  -  CELL  /  WIRELESS  -  1.3%
SPRINT  CORP.  (PCS  GROUP)*                    6,620       393,889

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
TELECOMMUNICATIONS  -  LONG  DISTANCE  -  6.0%
ALLEGIANCE  TELECOM,  INC.*                       300       $19,200
FLAG  TELECOM  HOLDINGS  LTD.*                  4,380        65,152
GLOBAL  CROSSING,  LTD.*                       10,370       272,861
INTERMEDIA  COMMUNICATIONS,  INC.*                480        14,280
LEVEL  3  COMMUNICATIONS,  INC.*                  900        79,200
NIPPON  TELEGRAPH  &  TELEPHONE  CORP.  (JPY)      13       172,753
QWEST  COMMUNICATIONS  INTERNATIONAL*           4,120       204,713
SPRINT  CORP.  (FON  GROUP)                     5,740       292,740
TIME  WARNER  TELECOM,  INC.*                     500        32,187
VERIZON  COMMUNICATIONS*                        2,630       133,637
VODAFONE  AIRTOUCH  (GBP)                      28,413       114,789
WINSTAR  COMMUNICATIONS,  INC.*                   435        14,736
WORLDCOM,  INC.*                                7,330       336,264
                                                          1,752,512

TRUCKERS  -  0.6%
KONINKLIJKE  KPN  NV  (EUR)                     3,828       171,218


          TOTAL  EQUITY  SECURITIES (COST $25,210,302)   28,410,369


U.S.  GOVERNMENT  AGENCIES                 PRINCIPAL
AND  INSTRUMENTALITIES  -  2.4%               AMOUNT
FEDERAL  HOME  LOAN  MORTGAGE  CORP.  DISCOUNT  NOTES,
     6.57%,  7/3/00                          $700,000       699,745

         TOTAL U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES
          (COST  $699,745)                                  699,745


         TOTAL INVESTMENTS (COST $25,910,047 ) - 99.1%   29,110,114
         OTHER  ASSETS  AND LIABILITIES, NET - 0.9%         266,567
         NET  ASSETS  -  100%                           $29,376,681



SEE  NOTES  TO  PORTFOLIOS  OF  INVESTMENTS  AND  NOTES TO FINANCIAL STATEMENTS.

GROWTH  WITH  INCOME  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
JUNE  30,  2000

EQUITY  SECURITIES  -  96.5%                   SHARES         VALUE
AEROSPACE  /  DEFENSE  -  1.2%
BOEING  CO.                                     6,090      $254,638
GENERAL  DYNAMICS  CORP.                        2,650       138,463
                                                            393,101

AUTO  PARTS  &  EQUIPMENT  -  0.4%
DELPHI  AUTOMOTIVE  SYSTEMS  CORP.              3,900        56,794
FEDERAL-MOGUL  CORP.                              200         1,912
TRW,  INC.                                      2,040        88,485
VISTEON  CORP.                                    134         1,619
                                                            148,810

AUTOMOBILES  -  0.1%
FORD  MOTOR  CO.                                1,020        43,860

BANKS  -  MAJOR  REGIONAL  -  3.1%
COMERICA,  INC.                                 1,210        54,299
NORTHERN  TRUST  CORP.                            410        26,676
STATE  STREET  CORP.                            5,010       531,373
U.S.  BANCORP                                  10,210       196,542
WELLS  FARGO  CO.                               5,800       224,750
                                                          1,033,640

BEVERAGES  -  ALCOHOLIC  -  0.7%
ANHEUSER-BUSCH  CO.'S,  INC.                    3,350       250,203

BEVERAGES  -  NON-ALCOHOLIC  -  0.8%
COCA-COLA  CO.                                  3,980       228,601
PEPSICO,  INC.                                  1,030        45,771
                                                            274,372

CHEMICALS  -  1.2%
AIR  PRODUCTS  &  CHEMICALS,  INC.              4,270       131,569
AKZO  NOBEL  NV  (EUR)                          2,420       102,812
DU  PONT  (E.I.)  DE  NEMOURS  &  CO.             480        21,000
ROHM  &  HAAS  CO.                              4,670       161,115
                                                            416,496

COMMUNICATIONS  EQUIPMENT  -  6.3%
CORNING,  INC.                                  2,690       725,964
MOTOROLA,  INC.                                12,585       365,752
NOKIA  OYJ                                      2,480       123,845
NORTEL  NETWORKS  CORP.                        10,830       739,147
TELLABS,  INC.*                                 2,920       199,838
                                                          2,154,546

COMPUTERS  -  HARDWARE  -  4.8%
COMPAQ  COMPUTER  CORP.                         3,660        93,559
DELL  COMPUTER  CORP.*                          4,760       234,727

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
COMPUTERS  -  HARDWARE  -  CONT'D
HEWLETT-PACKARD  CO.                            6,100      $761,737
INTERNATIONAL  BUSINESS  MACHINES  CORP.        1,730       189,543
SUN  MICROSYSTEMS,  INC.*                       4,000       363,750
                                                          1,643,316

COMPUTERS  -  NETWORKING  -  2.4%
CABLETRON  SYSTEMS,  INC.*                      4,680       118,170
CISCO  SYSTEMS,  INC.*                         11,130       707,451
                                                            825,621

COMPUTERS  -  PERIPHERALS  -  0.6%
EMC  CORP.*                                     2,490       191,574

COMPUTERS  -  SOFTWARE  &  SERVICES  -  4.4%
BMC  SOFTWARE,  INC.*                           1,400        51,078
COMPUTER  ASSOCIATES  INTERNATIONAL,  INC.      3,880       198,608
MICROSOFT  CORP.*                              10,020       801,600
ORACLE  CORP.*                                  3,590       301,784
RATIONAL  SOFTWARE  CORP.*                        950        88,291
VERITAS  SOFTWARE  CORP.*                         570        64,419
                                                          1,505,780

CONSUMER  FINANCE  -  0.2%
PROVIDIAN  FINANCIAL  CORP.                       630        56,700

ELECTRIC  COMPANIES  -  2.9%
CMS  ENERGY  CORP.                              3,710        82,084
GPU,  INC.                                      2,390        64,679
NISOURCE,  INC.                                 3,900        72,638
PECO  ENERGY  CORP.                             7,070       285,009
PINNACLE  WEST  CAPITAL  CORP.                  3,530       119,579
TXU  CORP.                                      7,820       233,385
UNICOM  CORP.                                   3,160       122,253
                                                            979,627

ELECTRICAL  EQUIPMENT  -  4.1%
EMERSON  ELECTRIC  CO.                          3,720       224,595
GENERAL  ELECTRIC  CO.                         22,160     1,174,480
                                                          1,399,075

ELECTRONICS  -  COMPONENT  DISTRIBUTION  -  0.2%
GRAINGER  (W.W.),  INC.                         2,440        75,183

ELECTRONICS  -  INSTRUMENTS  -  0.1%
AGILENT  TECHNOLOGIES,  INC.*                     456        33,630

ELECTRONICS  -  SEMICONDUCTORS  -  3.6%
INTEL  CORP.                                    7,730     1,033,404
NATIONAL  SEMICONDUCTOR  CORP.*                 2,780       157,765
TEXAS  INSTRUMENTS,  INC.                         380        26,101
                                                          1,217,270

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
ENTERTAINMENT  -  1.5%
TIME  WARNER,  INC.                             5,030      $382,280
VIACOM,  INC.*                                  1,960       133,648
                                                            515,928

FINANCIAL  -  DIVERSIFIED  -  3.2%
AMERICAN  EXPRESS  CORP.                        3,350       174,619
ASSOCIATES  FIRST  CAPITAL  CORP.               1,670        37,262
CITIGROUP,  INC.                                3,420       206,055
FEDERAL  HOME  LOAN  MORTGAGE  CORP.            9,020       365,310
FEDERAL  NATIONAL  MORTGAGE  ASSN.              3,040       158,650
HSBC  HOLDINGS  (GBP)                           5,590        63,902
ING  GROEP  NV  (EUR)                           1,148        77,597
                                                          1,083,395

FOODS  -  2.1%
BESTFOODS                                       2,520       174,510
NESTLE  SA  (CHF)                                  87       174,128
QUAKER  OATS  CO.                               3,720       279,465
RALSTON  PURINA  CO.                            4,370        87,127
                                                            715,230

HEALTHCARE  -  DIVERSIFIED  -  3.0%
AMERICAN  HOME  PRODUCTS  CORP.                 3,350       196,813
BRISTOL-MYERS  SQUIBB  CO.                     10,110       588,907
JOHNSON  &  JOHNSON                             2,320       236,350
                                                          1,022,070

HEALTHCARE  -  DRUG  -  MAJOR  PHARMACEUTICAL  -  6.4%
ASTRAZENECA  GROUP,  PLC  (GBP)                 2,880       134,436
PFIZER,  INC.                                  23,525     1,129,200
PHARMACIA  CORP.                               13,774       711,944
SCHERING-PLOUGH  CORP.                          4,080       206,040
                                                          2,181,620

HEALTHCARE  -  MANAGED  CARE  -  0.5%
UNITED  HEALTH  GROUP,  INC.                    2,050       175,787

HEALTHCARE  -  MEDICAL  PRODUCTS  &  SUPPLIES  -  1.4%
BAUSCH  &  LOMB,  INC.                          1,860       143,917
MEDTRONIC,  INC.                                6,170       307,343
PE  BIOSYSTEMS  GROUP                             390        25,691
                                                            476,951

HOUSEHOLD  PRODUCTS  -  NON-DURABLE  -  1.6%
CLOROX  CO.                                     3,060       137,126
COLGATE-PALMOLIVE  CO.                          5,290       316,739
ENERGIZER  HOLDINGS,  INC.*                     1,446        26,390
PROCTER  &  GAMBLE  CO.                         1,290        73,852
                                                            554,107

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
INSURANCE  -  LIFE  &  HEALTH  -  0.4%
LINCOLN  NATIONAL  CORP.                        1,750       $63,219
TORCHMARK  CORP.                                3,440        84,925
                                                            148,144

INSURANCE  -  MULTI-LINE  -  2.6%
AMERICAN  INTERNATIONAL  GROUP,  INC.           2,780       326,650
HARTFORD  FINANCIAL  SERVICES                   9,720       543,712
                                                            870,362

INSURANCE  -  PROPERTY  &  CASUALTY  -  0.6%
ALLSTATE  CORP.                                 1,860        41,385
MBIA,  INC.                                     1,760        84,810
ST.  PAUL  CO.'S                                1,810        61,766
                                                            187,961

INSURANCE  BROKERS  -  0.5%
MARSH  &  MCLENNAN  CO.'S.                      1,620       169,189

INVESTMENT  BANKING  /  BROKERAGE  -  0.6%
AXA  FINANCIAL,  INC.                           5,530       188,020
MERRILL  LYNCH  &  CO.                            250        28,750
                                                            216,770

MACHINERY  -  DIVERSIFIED  -  1.2%
DEERE  &  CO.                                   7,470       276,390
INGERSOLL-RAND  CO.                             3,250       130,812
                                                            407,202

MANUFACTURING  -  DIVERSIFIED  -  3.8%
GLOBAL  CROSSING,  LTD.*                          600       130,200
HONEYWELL  INTERNATIONAL,  INC.                 1,770        59,627
TYCO  INTERNATIONAL,  LTD.                      9,010       426,849
UNITED  TECHNOLOGIES  CORP.                    11,150       656,456
                                                          1,273,132

NATURAL  GAS  -  1.9%
COASTAL  CORP.                                  6,690       407,254
ENRON  CORP.                                    1,230        79,335
WILLIAMS  CO.'S,  INC.                          3,910       162,998
                                                            649,587

OIL  &  GAS  -  EXPLORATION  &  PRODUCTION  -  1.1%
BAKER  HUGHES,  INC.                            6,200       198,400
GLOBAL  MARINE,  INC.*                          1,670        47,073
TRANSOCEAN  SEDCO  FOREX,  INC.                 2,300       122,906
                                                            368,379

OIL  -  DOMESTIC  INTEGRATED  -  1.0%
CONOCO,  INC.                                  11,220       275,591
USX-MARATHON  GROUP,  INC.                      1,870        46,867
                                                            322,458

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
OIL  -  INTERNATIONAL  INTEGRATED  -  6.5%
ROYAL  DUTCH  PETROLEUM  CO.  (EUR)             5,750      $357,368
BP  AMOCO  PLC  (ADR)                          15,372       869,479
CHEVRON  CORP.                                  1,580       134,004
EXXON  MOBIL  CORP.                            10,972       861,302
                                                          2,222,153

PAPER  &  FOREST  PRODUCTS  -  0.1%
WEYERHAEUSER  CO.                                 800        34,400

PERSONAL  CARE  -  0.3%
GILLETTE  CO.                                   3,070       107,258

PUBLISHING  -  NEWSPAPERS  -  2.0%
GANNETT  CO.,  INC.                             4,230       253,007
NEW  YORK  TIMES  CO.                           6,120       241,740
TRIBUNE  CO.                                    4,910       171,850
                                                            666,597

RAILROADS  -  0.2%
CANADIAN  NATIONAL  RAILWAY  CO.                2,361        68,912

RESTAURANTS  -  0.2%
MCDONALD'S  CORP.                               2,310        76,086

RETAIL  -  DRUG  STORES  -  1.2%
CVS  CORP.                                     10,110       404,400

RETAIL  -  FOOD  CHAINS  -  2.7%
KROGER  CO.*                                    6,930       152,893
SAFEWAY,  INC.*                                16,770       756,746
                                                            909,639

RETAIL  -  GENERAL  MERCHANDISE  -  1.6%
TARGET  CORP.                                     320        18,560
WAL-MART  STORES,  INC.                         9,090       523,811
                                                            542,371

RETAIL  -  SPECIALTY  APPAREL  -  0.1%
FAST  RETAILING  CO.,  LTD.  (JPY)                100        41,845

SERVICES  -  COMMERCIAL  &  CONSUMER  -  0.7%
CINTAS  CORP.                                   3,200       117,400
REUTERS  GROUP  PLC  (ADR)                      1,110       110,931
                                                            228,331

SERVICES  -  COMPUTER  SYSTEMS  -  0.6%
COMPUTER  SCIENCES  CORP.*                      2,610       194,934
ELECTRONIC  DATA  SYSTEMS                          70         2,887
                                                            197,821

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
SERVICES  -  DATA  PROCESSING  -  2.6%
AUTOMATIC  DATA  PROCESSING,  INC.              7,370      $394,756
DST  SYSTEMS,  INC.*                            2,690       204,776
FIRST  DATA  CORP.                              5,710       283,359
                                                            882,891

TELECOMMUNICATIONS  -  CELL  /  WIRELESS  -  2.0%
SPRINT  CORP.  (PCS  GROUP)*                    2,420       143,990
VERIZON  COMMUNICATIONS                        10,220       519,304
                                                            663,294

TELECOMMUNICATIONS  -  LONG  DISTANCE  -  2.5%
GLOBAL  CROSSING  LTD.*                         2,090        54,993
NIPPON  TELEGRAPH  &  TELEPHONE  CORP.  (JPY)       5        66,444
QWEST  COMMUNICATIONS  INTERNATIONAL*             920        45,712
SPRINT  CORP.  (FON  GROUP)                     4,840       246,840
VODAFONE  AIRTOUCH  (GBP)                      33,659       135,981
WORLDCOM,  INC.*                                6,550       300,481
                                                            850,451

TELEPHONE  -  2.2%
ALLTEL  CORP.                                   4,860       301,016
BELLSOUTH  CORP.                                1,780        75,873
BROADWING,  INC.                                3,340        86,631
SBC  COMMUNICATIONS,  INC.                      6,960       301,020
                                                            764,540

TOBACCO  -  0.2%
PHILIP  MORRIS  COMPANIES,  INC.                2,300        61,094

TRUCKERS  -  0.3%
KONINKLIJKE  KPN  NV  (EUR)                     2,102        94,018


      TOTAL  EQUITY  SECURITIES  (COST $31,038,064)      32,797,177
                                           PRINCIPAL
CORPORATE  SECURITIES  -  0.4%                AMOUNT
BELL ATLANTIC FINANCIAL SERVICES, INC., 4.25%, 9/15/05
                                              $40,800        49,673
NTL,  INC.,  5.75%,  12/15/09                  95,000        75,201
TRANSOCEAN  SEDCO  FOREX,  INC.,  5/24/20      30,000        18,037

      TOTAL  CORPORATE  SECURITIES  (COST  $154,511)        142,911

U.S.  GOVERNMENT  AGENCIES
AND  INSTRUMENTALITIES  -  3.2%
FEDERAL  HOME  LOAN  MORTGAGE  CORP. DISCOUNT NOTES, 6.57%, 7/3/00
                                            1,100,000     1,099,599

      TOTAL  U.S.  GOVERMENT  AGENCIES  AND  INSTRUMENTALITIES
      COST  $1,099,599)                                   1,099,599

       TOTAL INVESTMENTS (COST $32,292,174) - 100.1%     34,039,687
       OTHER ASSETS AND LIABILITIES, NET - (0.1%)          (16,677)
       NET  ASSETS  -  100%                             $34,023,010

SEE  NOTES  TO  PORTFOLIOS  OF  INVESTMENTS  AND  NOTES TO FINANCIAL STATEMENTS.

INDEX  500  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
JUNE  30,  2000

EQUITY  SECURITIES  -  97.0%                   SHARES         VALUE
AEROSPACE  /  DEFENSE  -  0.5%
BOEING  CO.                                    14,500      $606,281
GENERAL  DYNAMICS  CORP.                        3,100       161,975
GOODRICH  (B.F.)  CO.                           1,700        57,906
LOCKHEED  MARTIN  CORP.                         6,400       158,800
NORTHROP  GRUMMAN  CORP.                        1,100        72,875
                                                          1,057,837

AGRICULTURAL  PRODUCTS  -  0.0%
ARCHER-DANIELS-MIDLAND  CO.                    10,000        98,125

AIR  FREIGHT  -  0.1%
FEDEX  CORP.*                                   4,500       171,000

AIRLINES  -  0.2%
AMR  CORP.*                                     2,400        63,450
DELTA  AIR  LINES,  INC.                        1,900        96,069
SOUTHWEST  AIRLINES  CO.                        7,900       149,606
US  AIRWAYS  GROUP,  INC.*                      1,000        39,000
                                                            348,125

ALUMINUM  -  0.2%
ALCAN  ALUMINIUM,  LTD.                         3,600       111,600
ALCOA,  INC.                                   13,720       397,880
                                                            509,480

AUTO  PARTS  &  EQUIPMENT  -  0.2%
COOPER  TIRE  &  RUBBER  CO.                    1,200        13,350
DANA  CORP.                                     2,200        46,612
DELPHI  AUTOMOTIVE  SYSTEMS  CORP.              8,900       129,606
GENUINE  PARTS  CO.                             2,800        56,000
GOODYEAR  TIRE  &  RUBBER  CO.                  2,500        50,000
SNAP-ON,  INC.                                  1,000        26,625
TRW,  INC.                                      2,000        86,750
VISTEON  CORP.                                  2,501        30,322
                                                            439,265

AUTOMOBILES  -  0.6%
FORD  MOTOR  CO.                               19,100       821,300
GENERAL  MOTORS  CORP.                          8,572       497,712
                                                          1,319,012

BANKS  -  MAJOR  REGIONAL  -  2.9%
AMSOUTH  BANCORP.                               6,400       100,800
BANK  OF  NEW  YORK  CO.,  INC.                11,700       544,050
BANK  ONE  CORP.                               18,200       483,438
BB&T  CORP.                                     5,600       133,700
COMERICA,  INC.                                 2,500       112,188
FIFTH  THIRD  BANCORP.                          5,000       316,250

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
FIRSTAR  CORP.                                 15,500      $326,469
FLEET  BOSTON  FINANCIAL  CORP.                14,400       489,600
HUNTINGTON  BANCSHARES,  INC.                   3,300        52,181
KEYCORP                                         6,900       121,613
MELLON  FINANCIAL  CORP.                        7,700       280,569
NATIONAL  CITY  CORP.                           9,700       165,506
NORTHERN  TRUST  CORP.                          3,500       227,719
OLD  KENT  FINANCIAL  CORP.                     2,205        58,984
PNC  FINANCIAL  SERVICES  GROUP,  INC.          4,600       215,625
REGIONS  FINANCIAL  CORP.                       3,600        71,550
SOUTHTRUST  CORP.                               2,700        61,087
STATE  STREET  CORP.                            2,600       275,763
SUMMIT  BANCORP.                                3,000        73,875
SUNTRUST  BANKS,  INC.                          4,800       219,300
SYNOVUS  FINANCIAL  CORP.                       4,600        81,075
U.S.  BANCORP.                                 11,800       227,150
UNION  PLANTERS  CORP.                          2,300        64,256
WACHOVIA  CORP.                                 3,200       173,600
WELLS  FARGO  &  CO.                           25,500       988,125
                                                          5,864,473

BANKS  -  MONEY  CENTER  -  1.3%
BANK  OF  AMERICA  CORP.                       26,300     1,130,900
CHASE  MANHATTAN  CORP.                        19,550       900,522
FIRST  UNION  CORP.                            15,700       389,556
J.P.  MORGAN  &  CO.                            2,600       286,325
                                                          2,707,303

BEVERAGES  -  ALCOHOLIC  -  0.3%
ADOLPH  COORS  CO.                                600        36,300
ANHEUSER-BUSCH  COMPANIES,  INC.                7,200       537,750
BROWN-FORMAN  CORP.                             1,100        59,125
                                                            633,175

BEVERAGES  -  NON-ALCOHOLIC  -  1.7%
COCA-COLA  CO.                                 39,300     2,257,294
COCA-COLA  ENTERPRISES                          7,000       114,187
PEPSICO,  INC.                                 22,800     1,013,175
                                                          3,384,656

BIOTECHNOLOGY  -  0.7%
AMGEN,  INC.*                                  16,200     1,138,050
BIOGEN,  INC.*                                  2,400       154,800
MEDIMMUNE,  INC.*                               3,200       236,800
                                                          1,529,650

BROADCAST  -  TELEVISION,  RADIO,  CABLE  -  0.8%
CLEAR  CHANNEL  COMMUNICATIONS,  INC.*          5,400       405,000
COMCAST  CORP.*                                14,300       579,150
MEDIAONE  GROUP,  INC.*                         9,800       649,875
                                                          1,634,025

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
BUILDING  MATERIALS  -  0.1%
ARMSTRONG  HOLDINGS,  INC.                        600        $9,187
MASCO  CORP.                                    7,300       131,856
OWENS  CORNING                                    900         8,325
                                                            149,368

CHEMICALS  -  1.0%
AIR  PRODUCTS  &  CHEMICALS,  INC.              3,500       107,844
DOW  CHEMICAL  CO.                             10,500       316,969
DU  PONT  (E.I.)  DE  NEMOURS  &  CO.          16,600       726,250
EASTMAN  CHEMICAL  CO.                          1,300        62,075
ECOLAB,  INC.                                   2,100        82,031
ENGELHARD  CORP.                                2,000        34,125
FMC  CORP.*                                       500        29,000
GREAT  LAKES  CHEMICAL  CORP.                     900        28,350
HERCULES,  INC.                                 1,700        23,906
INTERNATIONAL  FLAVORS  &  FRAGRANCES,  INC.    1,700        51,319
PPG  INDUSTRIES,  INC.                          2,700       119,644
PRAXAIR,  INC.                                  2,600        97,338
ROHM  &  HAAS  CO.                              3,600       124,200
SIGMA-ALDRICH  CORP.                            1,300        38,025
UNION  CARBIDE  CORP.                           2,200       108,900
W.R.  GRACE  &  CO.*                            1,100        13,337
                                                          1,963,313

COMPUTERS  -  HARDWARE  -  5.2%
APPLE  COMPUTER,  INC.*                         5,000       261,875
COMPAQ  COMPUTER  CORP.                        26,800       685,075
DELL  COMPUTER  CORP.*                         40,900     2,016,881
GATEWAY,  INC.*                                 5,000       283,750
HEWLETT-PACKARD  CO.                           15,900     1,985,512
INTERNATIONAL  BUSINESS  MACHINES  CORP.       28,100     3,078,706
NCR  CORP.*                                     1,500        58,406
SUN  MICROSYSTEMS,  INC.*                      25,200     2,291,625
                                                         10,661,830

COMPUTERS  -  NETWORKING  -  3.8%
3COM  CORP.*                                    5,400       311,175
CABLETRON  SYSTEMS,  INC.*                      2,800        70,700
CISCO  SYSTEMS,  INC.*                        110,200     7,004,588
NETWORK  APPLIANCE,  INC.*                      4,800       386,400
                                                          7,772,863

COMPUTERS  -  PERIPHERALS  -  1.5%
EMC  CORP.*                                    34,400     2,646,650
LEXMARK  INTERNATIONAL,  INC.*                  2,100       141,225
SEAGATE  TECHNOLOGY,  INC.*                     3,700       203,500
                                                          2,991,375

COMPUTERS  -  SOFTWARE  &  SERVICES  -  7.8%
ADOBE  SYSTEMS,  INC.                           1,900       247,000
AMERICA  ONLINE,  INC.*                        36,500     1,925,375
AUTODESK,  INC.                                   900        31,219
BMC  SOFTWARE,  INC.*                           3,900       142,289

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
COMPUTERS  -  SOFTWARE  &  SERVICES  -  CONT'D
CITRIX  SYSTEMS,  INC.*                         3,000       $56,812
COMPUTER  ASSOCIATES  INTERNATIONAL,  INC.      9,300       476,044
COMPUWARE  CORP.*                               5,900        61,213
MERCURY  INTERACTIVE  CORP.*                    1,300       125,775
MICROSOFT  CORP.*                              83,400     6,672,000
NOVELL,  INC.*                                  5,300        49,025
ORACLE  CORP.*                                 45,000     3,782,812
PARAMETRIC  TECHNOLOGY  CORP.*                  4,400        48,400
PEOPLESOFT,  INC.*                              4,400        73,700
SIEBEL  SYSTEMS,  INC.*                         3,100       507,044
UNISYS  CORP.*                                  5,100        74,269
VERITAS  SOFTWARE  CORP.*                       6,200       700,697
YAHOO,  INC.*                                   8,600     1,065,325
                                                         16,038,999

CONSTRUCTION  MATERIALS  -  0.0%
VULCAN  MATERIALS  CO.                          1,600        68,300

CONSUMER  FINANCE  -  0.5%
CAPITAL  ONE  FINANCIAL  CORP.                  3,200       142,800
COUNTRYWIDE  CREDIT,  INC.                      1,800        54,563
HOUSEHOLD  INTERNATIONAL,  INC.                 7,400       307,562
MBNA  CORP.                                    12,700       344,487
PROVIDIAN  FINANCIAL  CORP.                     2,300       207,000
                                                          1,056,412

CONSUMER  JEWELRY,  NOVELTY,  GIFTS  -  0.0%
AMERICAN  GREETINGS  CORP.                        900        17,100

CONTAINERS  -  METAL  &  GLASS  -  0.0%
BALL  CORP.                                       500        16,094
CROWN  CORK  &  SEAL  CO.,  INC.                2,000        30,000
OWENS-ILLINOIS,  INC.*                          2,400        28,050
                                                             74,144

CONTAINERS  &  PACKAGING  -  0.0%
BEMIS  CO.                                        900        30,262
PACTIV  CORP.*                                  2,900        22,837
TEMPLE-INLAND,  INC.                              900        37,800
                                                             90,899

DISTRIBUTORS  -  FOOD  &  HEALTH  -  0.3%
CARDINAL  HEALTH,  INC.                         4,400       325,600
MCKESSON  HBOC,  INC.                           4,600        96,312
SUPERVALU,  INC.                                2,300        43,844
SYSCO  CORP.                                    5,400       227,475
                                                            693,231

ELECTRIC  COMPANIES  -  1.4%
AMEREN  CORP.                                   2,200        74,250
AMERICAN  ELECTRIC  POWER  CO.                  5,000       148,125
CAROLINA  POWER  &  LIGHT  CO.                  2,600        83,038
CINERGY  CORP.                                  2,600        66,137

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
ELECTRIC  COMPANIES  -  CONT'D
CMS  ENERGY  CORP.                              1,800       $39,825
CONSOLIDATED  EDISON,  INC.                     3,400       100,725
CONSTELLATION  ENERGY  GROUP,  INC.             2,400        78,150
DOMINION  RESOURCES,  INC.                      3,816       163,592
DTE  ENERGY  CO.                                2,300        70,294
DUKE  ENERGY  CORP.                             5,800       326,975
EDISON  INTERNATIONAL                           5,300       108,650
ENTERGY  CORP.                                  3,600        97,875
FIRSTENERGY  CORP.                              3,800        88,825
FLORIDA  PROGRESS  CORP.                        1,600        75,000
FPL  GROUP,  INC.                               2,900       143,550
GPU,  INC.                                      2,000        54,125
NEW  CENTURY  ENERGIES,  INC.                   1,900        57,000
NIAGARA  MOHAWK  HOLDINGS,  INC.*               3,100        43,206
NORTHERN  STATES  POWER  CO.                    2,500        50,469
PECO  ENERGY  CO.                               2,700       108,844
PG&E  CORP.                                     6,300       155,138
PINNACLE  WEST  CAPITAL  CORP.                  1,400        47,425
PPL  CORP.                                      2,300        50,456
PUBLIC SERVICE ENTERPRISE GROUP SERVICES CORP.  3,400       117,725
RELIANT  ENERGY,  INC.                          4,800       141,900
SOUTHERN  CO.                                  10,200       237,787
TXU  CORP.                                      4,100       120,950
UNICOM  CORP.                                   2,800       108,325
                                                          2,958,361

ELECTRICAL  EQUIPMENT  -  4.7%
AMERICAN  POWER  CONVERSION  CORP.*             3,100       126,519
COOPER  INDUSTRIES,  INC.                       1,500        48,844
EMERSON  ELECTRIC  CO.                          6,800       410,550
GENERAL  ELECTRIC  CO.                        156,800     8,310,400
MOLEX,  INC.                                    3,025       145,578
ROCKWELL  INTERNATIONAL  CORP.                  3,100        97,650
SANMINA  CORP.*                                 2,300       196,650
SOLECTRON  CORP.*                               9,400       393,625
THOMAS  &  BETTS  CORP.                           900        17,213
                                                          9,747,029

ELECTRONICS  -  COMPONENT  DISTRIBUTOR  -  0.0%
GRAINGER  (W.W.),  INC.                         1,500        46,219

ELECTRONICS  -  DEFENSE  -  0.1%
RAYTHEON  CO.                                   5,200       100,100

ELECTRONICS  -  INSTRUMENTS  -  0.3%
AGILENT  TECHNOLOGIES,  INC.*                   7,178       529,377
PERKINELMER,  INC.                                700        46,288
TEKTRONIX,  INC.                                  700        51,800
                                                            627,465

ELECTRONICS  -  SEMICONDUCTORS  -  6.0%
ADAPTEC,  INC.*                                 1,700        38,675
ADVANCED  MICRO  DEVICES,  INC.*                2,400       185,400

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
ELECTRONICS  -  SEMICONDUCTORS  -  CONT'D
ALTERA  CORP.*                                  3,100      $316,006
ANALOG  DEVICES,  INC.*                         5,500       418,000
CONEXANT  SYSTEMS,  INC.*                       3,500       170,187
INTEL  CORP.                                   53,100     7,098,806
LINEAR  TECHNOLOGY  CORP.                       5,000       319,688
LSI  LOGIC  CORP.*                              4,700       254,387
MAXIM  INTEGRATED  PRODUCTS,  INC.*             4,400       298,925
MICRON  TECHNOLOGY,  INC.*                      8,800       774,950
NATIONAL  SEMICONDUCTOR  CORP.*                 2,800       158,900
TEXAS  INSTRUMENTS,  INC.                      26,000     1,785,875
XILINX,  INC.*                                  5,100       421,069
                                                         12,240,868

ENGINEERING  &  CONSTRUCTION  -  0.0%
FLUOR  CORP.                                    1,200        37,950
MCDERMOTT  INTERNATIONAL,  INC.                   900         7,931
                                                             45,881

ENTERTAINMENT  -  2.4%
SEAGRAM  CO.,  LTD.                             6,900       400,200
TIME  WARNER,  INC.                            20,800     1,580,800
VIACOM,  INC.*                                 24,132     1,645,467
WALT  DISNEY  (HOLDINGS)  CO.                  32,900     1,276,931
                                                          4,903,398

EQUIPMENT  -  SEMICONDUCTORS  -  1.2%
APPLIED  MATERIALS,  INC.*                     12,800     1,160,000
BROADCOM  CORP.*                                3,500       766,281
KLA-TENCOR  CORP.*                              2,800       163,975
NOVELLUS  SYSTEMS,  INC.*                       2,100       118,781
TERADYNE,  INC.*                                2,700       198,450
                                                          2,407,487

FINANCIAL  -  DIVERSIFIED  -  3.6%
AMERICAN  EXPRESS  CO.                         21,100     1,099,838
ASSOCIATES  FIRST  CAPITAL  CORP.              11,400       254,362
CITIGROUP,  INC.                               53,600     3,229,400
FEDERAL  HOME  LOAN  MORTGAGE  CORP.           15,900       829,781
FEDERAL  NATIONAL  MORTGAGE  ASSN.             11,100       449,550
MORGAN  STANLEY  DEAN  WITTER  &  CO.          18,000     1,498,500
SLM  HOLDING  CORP.                             2,600        97,338
                                                          7,458,769

FOODS  -  1.2%
BESTFOODS                                       4,400       304,700
CAMPBELL  SOUP  CO.                             6,600       192,225
CONAGRA,  INC.                                  7,600       144,875
GENERAL  MILLS,  INC.                           4,700       179,775
HEINZ  (H.J.)  CO.                              5,600       245,000
HERSHEY  FOODS  CORP.                           2,200       106,700
KELLOGG  CO.                                    6,600       196,350
NABISCO  GROUP  HOLDINGS  CORP.                 5,200       134,875
QUAKER  OATS  CO.                               2,100       157,762

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
FOODS  -  CONT'D
RALSTON  PURINA  GROUP                          4,900       $97,694
SARA  LEE  CORP.                               13,600       262,650
UNILEVER  N.V.  (ADR)                           9,100       391,300
WRIGLEY  (WM.)  JR.  CO.                        1,800       144,338
                                                          2,558,244

FOOTWEAR  -  0.1%
NIKE,  INC.                                     4,300       171,194
REEBOK  INTERNATIONAL,  LTD.*                     900        14,344
                                                            185,538

GAMING,  LOTTERY,  PARIMUTUAL  -  0.0%
HARRAH'S  ENTERTAINMENT,  INC.*                 2,100        43,969

GOLD  AND  PRECIOUS  METALS  MINING  -  0.1%
BARRICK  GOLD  CORP.                            6,200       112,762
HOMESTAKE  MINING  CO.                          4,300        29,563
NEWMONT  MINING  CORP.                          2,900        62,712
PLACER  DOME,  INC.                             5,200        49,725
                                                            254,762

HARDWARE  &  TOOLS  -  0.0%
BLACK  &  DECKER  CORP.                         1,400        55,038
STANLEY  WORKS                                  1,400        33,250
                                                             88,288

HEALTHCARE  -  DIVERSIFIED  -  3.2%
ABBOTT  LABORATORIES                           24,700     1,100,694
ALLERGAN,  INC.                                 2,100       156,450
AMERICAN  HOME  PRODUCTS  CORP.                20,600     1,210,250
BRISTOL-MYERS  SQUIBB  CO.                     31,300     1,823,225
JOHNSON  &  JOHNSON                            22,100     2,251,437
MALLINCKRODT,  INC.                             1,100        47,781
                                                          6,589,837


HEALTHCARE  -  DRUGS  -  GENERAL,  OTHER  -  0.1%
ALZA  CORP.*                                    1,700       100,513
WATSON  PHARMACEUTICAL,  INC.*                  1,600        86,000
                                                            186,513

HEALTHCARE  -  DRUGS  -  MAJOR  PHARMACEUTICALS  -  5.6%
ELI  LILLY  &  CO.                             17,900     1,787,762
MERCK  &  CO.,  INC.                           36,500     2,796,813
PFIZER,  INC.                                  99,775     4,789,200
PHARMACIA  CORP.                               20,077     1,037,730
SCHERING-PLOUGH  CORP.                         23,100     1,166,550
                                                         11,578,055

HEALTHCARE  -  HOSPITAL  MANAGEMENT  -  0.2%
HCA  -  THE  HEALTHCARE  CO.                    8,800       267,300
TENET  HEALTHCARE  CORP.                        5,100       137,700
                                                            405,000

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
HEALTHCARE  -  LONGTERM  CARE  -  0.0%
MANOR  CARE,  INC.*                             1,700       $11,900

HEALTHCARE  -  MANAGED  CARE  -  0.2%
AETNA,  INC.                                    2,200       141,212
HUMANA,  INC.*                                  2,600        12,675
UNITED  HEALTH  GROUP,  INC.                    2,600       222,950
WELLPOINT  HEALTH  NETWORKS*                    1,000        72,438
                                                            449,275

HEALTHCARE  -  MEDICAL  PRODUCTS  &  SUPPORT  -  1.1%
BARD  (C.R.),  INC.                               800        38,500
BAUSCH  &  LOMB,  INC.                            900        69,637
BAXTER  INTERNATIONAL,  INC.                    4,600       323,438
BECTON  DICKINSON  &  CO.                       4,100       117,619
BIOMET,  INC.                                   1,900        73,031
BOSTON  SCIENTIFIC  CORP.*                      6,600       144,787
GUIDANT  CORP.*                                 4,800       237,600
HEALTHSOUTH  CORP.*                             5,800        41,687
MEDTRONIC,  INC.                               18,900       941,456
PE  BIOSYSTEMS  GROUP                           3,200       210,800
QUINTILES  TRANSNATIONAL  CORP.*                1,900        26,838
ST.  JUDE  MEDICAL,  INC.*                      1,300        59,638
                                                          2,285,031

HOMEBUILDING  -  0.0%
CENTEX  CORP.                                   1,000        23,500
KAUFMAN  &  BROAD  HOME  CORP.                    800        15,850
PULTE  CORP.                                      600        12,975
                                                             52,325

HOUSEHOLD  FURNITURE  &  APPLIANCES  -  0.1%
LEGGETT  &  PLATT,  INC.                        3,200        52,800
MAYTAG  CORP.                                   1,300        47,938
WHIRLPOOL  CORP.                                1,200        55,950
                                                            156,688

HOUSEHOLD  PRODUCTS  -  NON-DURABLE  -  1.2%
CLOROX  CO.                                     3,800       170,287
COLGATE-PALMOLIVE  CO.                          9,100       544,863
FORT  JAMES  CORP.                              3,200        74,000
KIMBERLY-CLARK  CORP.                           8,800       504,900
PROCTER  &  GAMBLE  CO.                        20,700     1,185,075
                                                          2,479,125

HOUSEWARES  -  0.1%
FORTUNE  BRANDS,  INC.                          2,600        59,962
NEWELL  RUBBERMAID,  INC.                       4,200       108,150
TUPPERWARE  CORP.                                 900        19,800
                                                            187,912

INSURANCE  -  LIFE  /  HEALTH  -  0.4%
AFLAC,  INC.                                    4,200       192,938
AMERICAN  GENERAL  CORP.                        3,900       237,900

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
INSURANCE  -  LIFE  /  HEALTH  -  CONT'D
CONSECO,  INC.                                  5,200       $50,700
JEFFERSON-PILOT  CORP.                          1,700        95,944
LINCOLN  NATIONAL  CORP.                        2,900       104,762
TORCHMARK  CORP.                                2,100        51,844
UNUMPROVIDENT  CORP.                            3,900        78,244
                                                            812,332

INSURANCE  -  MULTI-LINE  -  1.7%
AMERICAN  INTERNATIONAL  GROUP                 24,400     2,867,000
CIGNA  CORP.                                    2,600       243,100
HARTFORD  FINANCIAL  SERVICES,  INC.            3,400       190,188
LOEWS  CORP.                                    1,600        96,000
                                                          3,396,288

INSURANCE  -  PROPERTY  /  AUTOMOBILE  -  0.5%
ALLSTATE  CORP.                                11,900       264,775
CHUBB  CORP.                                    2,800       172,200
CINCINNATI  FINANCIAL  CORP.                    2,700        84,881
MBIA,  INC.                                     1,600        77,100
MGIC  INVESTMENT  CORP.                         1,700        77,350
PROGRESSIVE  CORP.                              1,200        88,800
SAFECO  CORP.                                   2,000        39,750
ST.  PAUL  CO.'S                                3,500       119,437
                                                            924,293

INSURANCE  BROKERS  -  0.3%
AON  CORP.                                      4,200       130,463
MARSH  &  MCLENNAN  CO.'S.                      4,300       449,081
                                                            579,544

INVESTMENT  BANKING  /  BROKERAGE  -  0.9%
BEAR  STEARNS  CO.'S,  INC.                     1,785        74,301
LEHMAN  BROTHERS  HOLDINGS,  INC.               1,900       179,669
MERRILL  LYNCH  &  CO.                          6,200       713,000
PAINE  WEBBER  GROUP,  INC.                     2,300       104,650
SCHWAB  (CHARLES)  CORP.                       21,300       716,212
                                                          1,787,832

INVESTMENT  MANAGEMENT  -  0.1%
FRANKLIN  RESOURCES,  INC.                      3,700       112,388
PRICE  (T.  ROWE)  ASSOCIATES                   1,900        80,750
                                                            193,138

IRON  /  STEEL  -  0.1%
ALLEGHENY  TECHNOLOGIES,  INC.                  1,450        26,100
BETHLEHEM  STEEL  CORP.*                        1,800         6,412
NUCOR  CORP.                                    1,400        46,463
USX-U.S.  STEEL  GROUP,  INC.                   1,500        27,844
WORTHINGTON  INDUSTRIES,  INC.                  1,400        14,700
                                                            121,519

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
LEISURE  TIME  -  PRODUCTS  -  0.2%
BRUNSWICK  CORP.                                1,500       $24,844
HARLEY-DAVIDSON,  INC.                          4,700       180,950
HASBRO,  INC.                                   2,900        43,681
MATTEL,  INC.                                   6,700        88,356
                                                            337,831

LODGING  -  HOTELS  -  0.2%
CARNIVAL  CORP.                                 9,800       191,100
HILTON  HOTELS  CORP.                           6,000        56,250
MARRIOTT  INTERNATIONAL,  INC.                  3,900       140,644
                                                            387,994

MACHINERY-DIVERSIFIED  -  0.3%
CATERPILLAR,  INC.                              5,600       189,700
DEERE  &  CO.                                   3,700       136,900
DOVER  CORP.                                    3,300       133,856
INGERSOLL-RAND  CO.                             2,600       104,650
TIMKEN  CO.                                       900        16,762
                                                            581,868

MANUFACTURING  -  DIVERSIFIED  -  1.7%
CRANE  CO.                                      1,000        24,313
DANAHER  CORP.                                  2,300       113,706
EATON  CORP.                                    1,200        80,400
HONEYWELL  INTERNATIONAL,  INC.                12,637       425,709
ILLINOIS  TOOL  WORKS,  INC.                    4,700       267,900
ITT  INDUSTRIES,  INC.                          1,400        42,525
JOHNSON  CONTROLS,  INC.                        1,400        71,837
MINNESOTA  MINING  &  MANUFACTURING  CO.        6,200       511,500
NATIONAL  SERVICE  INDUSTRIES,  INC.              700        13,650
PARKER  HANNIFIN  CORP.                         1,900        65,075
TEXTRON,  INC.                                  2,300       124,919
THERMO  ELECTRON  CORP.*                        2,600        54,762
TYCO  INTERNATIONAL,  LTD.                     26,800     1,269,650
UNITED  TECHNOLOGIES  CORP.                     7,500       441,563
                                                          3,507,509

MANUFACTURING  -  SPECIALIZED  -  0.1%
AVERY  DENNISON  CORP.                          1,800       120,825
BRIGGS  &  STRATTON  CORP.                        400        13,700
MILLIPORE  CORP.                                  700        52,762
PALL  CORP.                                     2,000        37,000
SEALED  AIR  CORP.*                             1,400        73,325
                                                            297,612

METALS-DIVERSIFIED  -  0.1%
FREEPORT-MCMORAN  COPPER  &  GOLD,  INC.*       2,700        24,975
INCO,  LTD.*                                    3,000        46,125
PHELPS  DODGE  CORP.                            1,300        48,344
                                                            119,444

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
NATURAL  GAS  -  0.8%
COASTAL  CORP.                                  3,300      $200,888
COLUMBIA  ENERGY  GROUP                         1,300        85,312
EASTERN  ENTERPRISES                              400        25,200
EL  PASO  ENERGY  CORP.                         3,700       188,469
ENRON  CORP.                                   11,600       748,200
NICOR,  INC.                                      700        22,838
ONEOK,  INC.                                      500        12,969
PEOPLES  ENERGY  CORP.                            600        19,425
SEMPRA  ENERGY                                  3,200        54,400
WILLIAMS  CO.'S.,  INC.                         6,800       283,475
                                                          1,641,176

OFFICE  EQUIPMENT  &  SUPPLIES  -  0.1%
PITNEY  BOWES,  INC.                            4,200       168,000

OIL  -  DOMESTIC  INTEGRATED  -  0.4%
AMERADA  HESS  CORP.                            1,400        86,450
CONOCO,  INC.                                   9,800       240,713
OCCIDENTAL  PETROLEUM  CORP.                    6,000       126,375
PHILLIPS  PETROLEUM  CO.                        4,000       202,750
USX-MARATHON  GROUP,  INC.                      5,100       127,819
                                                            784,107

OIL  -  INTERNATIONAL  INTEGRATED  -  3.8%
CHEVRON  CORP.                                 10,400       882,050
EXXON  MOBIL  CORP.                            55,125     4,327,313
ROYAL  DUTCH  PETROLEUM  CO.  (ADR)            34,000     2,093,125
TEXACO,  INC.                                   8,800       468,600
                                                          7,771,088

OIL  &  GAS  -  DRILLING  &  EQUIPMENT  -  0.7%
BAKER  HUGHES,  INC.                            5,400       172,800
HALLIBURTON  CO.                                7,000       330,312
ROWAN  CO.'S,  INC.*                            1,500        45,563
SCHLUMBERGER,  LTD.                             9,100       679,087
TRANSOCEAN  SEDCO  FOREX,  INC.                 3,381       180,672
                                                          1,408,434

OIL  &  GAS  -  EXPLORATION  &  PRODUCTION  -  0.3%
ANADARKO  PETROLEUM  CORP.                      2,000        98,625
APACHE  CORP.                                   1,700        99,981
BURLINGTON  RESOURCES,  INC.                    3,500       133,875
KERR-MCGEE  CORP.                               1,400        82,513
UNION  PACIFIC  RESOURCES  GROUP,  INC.         3,900        85,800
UNOCAL  CORP.                                   3,700       122,562
                                                            623,356

OIL  &  GAS  -  REFINERY  &  MARKETING  -  0.1%
ASHLAND,  INC.                                  1,200        42,075
SUNOCO,  INC.                                   1,500        44,156
TOSCO  CORP.                                    2,300        65,119
                                                            151,350

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
PAPER  &  FOREST  PRODUCTS  -  0.3%
BOISE  CASCADE  CORP.                             900       $23,287
GEORGIA-PACIFIC  GROUP                          2,800        73,500
INTERNATIONAL  PAPER  CO.                       7,831       233,462
LOUISIANA-PACIFIC  CORP.                        1,600        17,400
MEAD  CORP.                                     1,800        45,450
POTLATCH  CORP.                                   400        13,250
WESTVACO  CORP.                                 1,600        39,700
WEYERHAEUSER  CO.                               3,700       159,100
WILLAMETTE  INDUSTRIES,  INC.                   1,800        49,050
                                                            654,199

PERSONAL  CARE  -  0.4%
ALBERTO-CULVER  CO.                               900        27,506
AVON  PRODUCTS,  INC.                           3,800       169,100
GILLETTE  CO.                                  16,700       583,456
                                                            780,062

PHOTOGRAPHY  /  IMAGING  -  0.3%
EASTMAN  KODAK  CO.                             5,000       297,500
POLAROID  CORP.                                   800        14,450
XEROX  CORP.                                   10,500       217,875
                                                            529,825

POWER  PRODUCERS  -  INDEPENDENT  -  0.2%
AES  CORP.*                                     6,800       310,250

PUBLISHING  -  0.1%
HARCOURT  GENERAL,  INC.                        1,200        65,250
MCGRAW-HILL  COMPANIES,  INC.                   3,100       167,400
MEREDITH  CORP.                                   800        27,000
                                                            259,650

PUBLISHING  -  NEWSPAPERS  -  0.3%
DOW  JONES  &  CO.,  INC.                       1,400       102,550
GANNETT  CO.,  INC.                             4,200       251,212
KNIGHT  RIDDER,  INC.                           1,200        63,825
NEW  YORK  TIMES  CO.                           2,800       110,600
TRIBUNE  CO.                                    4,997       174,912
                                                            703,099

RAILROADS  -  0.3%
BURLINGTON  NORTHERN  SANTA  FE  CORP.          6,800       155,975
CSX  CORP.                                      3,500        74,156
KANSAS  CITY  SOUTHERN  INDUSTRIES,  INC.       1,800       159,638
NORFOLK  SOUTHERN  CORP.                        6,200        92,225
UNION  PACIFIC  CORP.                           3,800       141,312
                                                            623,306

RESTARAURANTS  -  0.5%
DARDEN  RESTAURANTS,  INC.                      2,100        34,125
MCDONALD'S  CORP.                              21,300       701,569
STARBUCKS  CORP.*                               3,000       114,563
TRICON  GLOBAL  RESTAURANTS,  INC.*             2,500        70,625

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
RESTARAURANTS  -  CONT'D
WENDY'S  INTERNATIONAL,  INC.                   1,900       $33,844
                                                            954,726

RETAIL  -  BUILDING  SUPPLIES  -  1.0%
HOME  DEPOT,  INC.                             36,700     1,832,706
LOWE'S  CO.'S,  INC.                            6,000       246,375
SHERWIN-WILLIAMS  CO.                           2,600        55,087
                                                          2,134,168

RETAIL  -  COMPUTERS  &  ELECTRONICS  -  0.2%
BEST  BUY  CO.,  INC.*                          3,300       208,725
CIRCUIT  CITY  STORES,  INC.                    3,300       109,519
RADIOSHACK  CORP.                               3,000       142,125
                                                            460,369

RETAIL  -  DEPARTMENT  STORES  -  0.3%
DILLARDS,  INC.                                 1,600        19,600
FEDERATED  DEPARTMENT  STORES,  INC.*           3,300       111,375
KOHLS  CORP.*                                   5,200       289,250
MAY  DEPARTMENT  STORES  CO.                    5,100       122,400
NORDSTROM,  INC.                                2,200        53,075
PENNEY  (J.C.)  CO.                             4,100        75,594
                                                            671,294

RETAIL  -  DISCOUNTERS  -  0.1%
CONSOLIDATED  STORES  CORP.*                    1,700        20,400
DOLLAR  GENERAL  CORP.                          5,250       102,375
                                                            122,775

RETAIL  -  DRUG  STORES  -  0.4%
CVS  CORP.                                      6,200       248,000
LONGS  DRUG  STORES,  INC.                        600        13,050
RITE  AID  CORP.                                4,100        26,906
WALGREEN  CO.                                  16,000       515,000
                                                            802,956

RETAIL  -  FOOD  CHAINS  -  0.4%
ALBERTSON'S,  INC.                              6,700       222,775
GREAT  ATLANTIC  &  PACIFIC  TEA  CO.             600         9,975
KROGER  CO.*                                   13,100       289,019
SAFEWAY,  INC.*                                 8,000       361,000
WINN-DIXIE  STORES,  INC.                       2,400        34,350
                                                            917,119

RETAIL  -  GENERAL  MERCHANDISERS  -  2.4%
COSTCO  WHOLESALE  CORP.*                       7,000       231,000
KMART  CORP.*                                   8,400        57,225
SEARS,  ROEBUCK  &  CO.                         5,600       182,700
TARGET  CORP.                                   7,000       406,000
WAL-MART  STORES,  INC.                        70,600     4,068,325
                                                          4,945,250

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
RETAIL  -  SPECIALTY  -  0.2%
AUTOZONE,  INC.*                                2,100       $46,200
BED  BATH  &  BEYOND,  INC.*                    2,200        79,750
OFFICE  DEPOT,  INC.*                           5,200        32,500
STAPLES,  INC.*                                 7,400       113,775
TIFFANY  &  CO.                                 1,200        81,000
TOYS  R  US,  INC.*                             3,400        49,512
                                                            402,737

RETAIL  -  SPECIALTY,  APPAREL  -  0.3%
GAP,  INC.                                     13,500       421,875
LIMITED,  INC.                                  7,000       151,375
TJX  COMPANIES,  INC.                           5,000        93,750
                                                            667,000

SAVINGS  &  LOAN  COMPANIES  -  0.2%
CHARTER  ONE  FINANCIAL,  INC.                  3,500        80,500
GOLDEN  WEST  FINANCIAL  CORP.                  2,500       102,031
WASHINGTON  MUTUAL,  INC.                       8,700       251,213
                                                            433,744

SERVICES  -  ADVERTISING  /  MARKETING  -  0.3%
INTERPUBLIC  GROUP  CO.'S.,  INC.               4,600       197,800
OMNICOM  GROUP,  INC.                           2,800       249,375
YOUNG  &  RUBICAM,  INC.                        1,100        62,906
                                                            510,081

SERVICES  -  COMMERCIAL  &  CONSUMER  -  0.3%
BLOCK  H&R,  INC.                               1,600        51,800
CENDANT  CORP.*                                11,800       165,200
CONVERGYS  CORP.*                               2,500       129,687
DUN  &  BRADSTREET  CORP.                       2,600        74,425
IMS  HEALTH,  INC.                              5,000        90,000
                                                            511,112

SERVICES  -  COMPUTER  SYSTEMS  -  0.3%
COMPUTER  SCIENCES  CORP.*                      2,700       201,656
ELECTRONIC  DATA  SYSTEMS                       7,500       309,375
SABRE  HOLDINGS  CORP.                          2,034        57,969
SAPIENT  CORP.*                                   900        96,244
                                                            665,244

SERVICES  -  DATA  PROCESSING  -  0.6%
AUTOMATIC  DATA  PROCESSING,  INC.             10,000       535,625
CERIDIAN  CORP.*                                2,400        57,750
EQUIFAX,  INC.                                  2,200        57,750
FIRST  DATA  CORP.                              6,600       327,525
PAYCHEX,  INC.                                  5,850       245,700
                                                          1,224,350

SPECIALTY  PRINTING  -  0.0%
DELUXE  CORP.                                   1,100        25,919
DONNELLEY  (R.R.)  &  SONS  CO.                 1,800        40,613
                                                             66,532

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
TELECOMMUNICATION  EQUIPMENT  -  5.1%
ADC  TELECOMMUNICATIONS,  INC.*                 5,300      $444,538
ANDREW  CORP.*                                  1,200        40,275
COMVERSE  TECHNOLOGY,  INC.*                    2,400       223,200
CORNING,  INC.                                  4,400     1,187,450
LUCENT  TECHNOLOGIES,  INC.                    51,700     3,063,225
MOTOROLA,  INC.                                34,101       991,060
NORTEL  NETWORKS  CORP.                        47,000     3,207,750
QUALCOMM,  INC.*                               11,700       702,000
SCIENTIFIC-ATLANTA,  INC.                       2,600       193,700
TELLABS,  INC.*                                 6,400       438,000
                                                         10,491,198

TELECOMMUNICATIONS  -  CELL  /  WIRELESS  -  1.4%
NEXTEL  COMMUNICATIONS,  INC.*                 12,100       740,369
SPRINT  CORP.  (PCS  GROUP)*                   14,600       868,700
VERIZON  COMMUNICATIONS                        24,500     1,244,906
                                                          2,853,975

TELECOMMUNICATIONS  -  LONG  DISTANCE  -  2.3%
AT&T  CORP.                                    50,300     1,590,737
GLOBAL  CROSSING,  LTD.*                       14,100       371,006
SPRINT  CORP.  (FON  GROUP)                    14,000       714,000
WORLDCOM,  INC.*                               45,400     2,082,725
                                                          4,758,468

TELEPHONE  -  2.7%
ALLTEL  CORP.                                   4,900       303,494
BELLSOUTH  CORP.                               29,800     1,270,225
CENTURYTEL,  INC.                               2,300        66,125
GTE  CORP.                                     15,200       946,200
SBC  COMMUNICATIONS,  INC.                     54,000     2,335,500
US  WEST,  INC.                                 8,000       686,000
                                                          5,607,544

TEXTILES  -  APPAREL  -  0.0%
LIZ  CLAIBORNE,  INC.                           1,000        35,250
RUSSELL  CORP.                                    500        10,000
VF  CORP.                                       1,900        45,244
                                                             90,494

TEXTILES  -  HOME  FURNISH  -  0.0%
SPRINGS  INDUSTRIES,  INC.                        300         9,656

TOBACCO  -  0.5%
PHILIP  MORRIS  CO.'S,  INC.                   36,100       958,906
UST,  INC.                                      2,700        39,656
                                                            998,562

TRUCKERS  -  0.0%
RYDER  SYSTEM,  INC.                            1,000        18,938

EQUITY  SECURITIES  -  CONT'D                  SHARES         VALUE
TRUCKS  &  PARTS  -  0.1%
CUMMINS  ENGINE  CO.,  INC.                       700       $19,075
NAVISTAR  INTERNATIONAL  CORP.*                 1,000        31,062
PACCAR,  INC.                                   1,300        51,594
                                                            101,731

WASTE  MANAGEMENT  -  0.1%
ALLIED  WASTE  INDUSTRIES,  INC.*               2,800        28,000
WASTE  MANAGEMENT,  INC.                        9,800       186,200
                                                            214,200

      TOTAL EQUITY SECURITIES (COST $190,862,669)       199,411,328

                                           PRINCIPAL
CORPORATE  SECURITIES  -  2.4%                AMOUNT
AIM STIC PRIME FUND, 6.52%, 12/1/09        $4,830,323     4,830,323
PRIME  OBLIGATIONS  FUND,  5.40%,  12/1/09         16            16

     TOTAL  CORPORATE SECURITIES (COST $4,830,339)        4,830,339


U.S.  TREASURY  OBLIGATIONS  -  0.3%
U.S.  TREASURY  BILL,  5.70%,  9/14/00        645,000       637,341

     TOTAL  U.S. TREASURY OBLIGATIONS (COST $637,341)       637,341


      TOTAL INVESTMENTS (COST $196,330,349) - 99.7%     204,879,008
      OTHER  ASSETS  AND  LIABILITIES, NET - 0.3%           660,965
      NET  ASSETS  -  100%                             $205,539,973





                                      UNDERLYING     UNREALIZED
               # OF      EXPIRATION   FACE AMOUNT   APPRECIATION    INITIAL
FUTURES      CONTRACTS     DATE       AT VALUE     (DEPRECIATION)    MARGIN
PURCHASED:
S&P  500        18         9/1/00      6,606,450      (84,089)     337,500^


SEE  NOTES  TO  PORTFOLIOS  OF  INVESTMENTS  AND  NOTES TO FINANCIAL STATEMENTS.

MONEY  MARKET  PORTFOLIO
PORTFOLIO  OF  INVESTMENTS
JUNE  30,  2000

                                            PRINCIPAL
CERTIFICATES  OF  DEPOSIT  -  3.6%             AMOUNT         VALUE
CANADIAN IMPERIAL BANK, 6.67%, 2/12/01     $3,000,000    $2,999,119
DEUTSCHE  BANK,  AG,  7.16%,  6/12/01       2,000,000     1,998,567

    TOTAL CERTIFICATES OF DEPOSIT (COST $4,997,686)       4,997,686

CORPORATE  OBLIGATIONS  -  41.1%
BANK  OF  AMERICA  NA, 7.38%, 5/17/01       3,000,000     3,000,000
BAYER  LANESANSTALT,  6.25%,  2/12/01       3,279,000     3,268,405
BJS PARTNERSHIP LTD VRDN, 6.70%, 5/1/15, LOC: SUNTRUST BANK
                                            1,750,000     1,750,000
CITICORP,  5.62%,  2/15/01                  3,000,000     2,967,900
COMMUNITY  HEALTH  SYSTEMS,  INC.,  VRDN,  6.85%,  10/1/03,
  LOC:  FIRST  UNION  BANK,  NC             5,880,000     5,880,000
GOLDEN  OVAL  EGGS  SERIES  2000  VRDN,  6.75%,  7/1/15,
  LOC:  US  BANK,  NA                       7,000,000     7,000,000
JOHN DEERE CAPITAL CORPORATION, 7.14%, 6/20/01
                                            2,000,000     2,000,000
LEHMAN BROTHERS HOLDINGS, 6.50%, 7/18/20    5,000,000     5,000,484
MASSACHUSETTS  NURSING  HOMES  VRDN,  6.70%,  11/15/13,
  LOC: AMERICAN NATIONAL BANK & TRUST       1,395,000     1,395,000
MERITER  HOSPITAL  VRDN,  6.70%,  12/1/16,
  LOC:  FIRSTAR  BANK,  MILWAUKEE             200,000       200,000
NATIONAL  ROOFING  CONTRACTORS  ASSOCIATION  VRDN,
  6.70%, 10/1/24, LOC: AMERICAN NATIONAL BANK & TRUST
                                            3,100,000     3,100,000
  6.70%, 10/1/25, LOC: AMERICAN NATIONAL BANK & TRUST
                                              900,000       900,000
RM  GREENE,  INC.,  VRDN,  6.60%,  5/1/30,
  LOC:  COLUMBUS  BANK  &  TRUST            3,600,000     3,600,000
SOUTH  CENTRAL  COMMUNICATION  CORPORATION  VRDN,
  6.70%,  6/1/13                            7,000,000     7,000,000
TERRE  HAUTE  ASSOCIATION  LIMITED  PARTNERSHIP  VRDN,
  7.43%, 6/1/25, LOC: OLD NATIONAL BANK     1,000,000     1,000,000
WENATCHEE  VALLEY  CLINIC  VRDN,  6.70%,  11/23/24,
  LOC:  US  BANK,  NA                       1,600,000     1,600,000
W  L  PETREY  WHOLESALE,  INC.,  VRDN,  6.75%,  3/1/11,
  LOC:  SOUTHTRUST  BANK,  AL               2,470,000     2,470,000
YUENGLING  BEER  COMPANY,  INC.,  VRDN,  6.85%,  11/1/19,
  LOC:  PNC  BANK  NA                       5,000,000     5,000,000

TOTAL  CORPORATE  OBLIGATIONS  (COST  $57,131,789)       57,131,789


COMMERCIAL  PAPER  -  3.6%
JEFFERSON PILOT CORPORATION, 6.12%, 9/6/00  5,000,000     4,943,050

    TOTAL  COMMERCIAL  PAPER  (COST  $4,943,050)          4,943,050

                                            PRINCIPAL
U.S. GOVERNMENT AGENCIES - 2.9%                AMOUNT         VALUE
FEDERAL HOME LOAN BANK, 6.56%, 2/15/01     $4,000,000    $3,997,654

  TOTAL  U.S.  GOVERNMENT  AGENCIES  (COST  $3,997,654)   3,997,654

MUNICIPAL  OBLIGATIONS  -  46.4%
BALTIMORE  COUNTY  MARYLAND  REVENUE  VRDN,  6.80%,  1/1/29,
  LOC:  FIRST  UNION  BANK,  NC             1,650,000     1,650,000
BEXAR  COUNTY  TEXAS  HEALTH  FACILITIES  DEVELOPMENT  CORPORATION
  REVENUE VRDN, 6.65%, 2/1/22, LOC: KREDIETBANK, NV
                                            2,700,000     2,700,000
CALIFORNIA  STATEWIDE  COMMUNITY  DEVELOPMENT  MFH  REVENUE
VRDN, 7.20%, 6/1/33, LOC: HELLER FINANCIAL  1,375,000     1,375,000
CALIFORNIA  STATE  HOUSING  FINANCE  AGENCY  REVENUE  VRDN,
  6.80%, 8/1/29, BPA: BANK OF AMERICA, AMBAC INSURED
                                              700,000       700,000
CATHOLIC  HEALTH  INITIATIVES  REVENUE  VRDN,  6.70%,  12/1/27,
  BPA:  MORGAN  GUARANTY  TRUST             1,500,000     1,500,000
CHICAGO  ILLINOIS  GO,  6.72%,  1/1/19,  BPA:  LASALLE  BANK,
  FGIC  INSURED                             4,500,000     4,500,000
CLARK  COUNTY  NEVADA  IDA  REVENUE  VRDN,  6.80%,  12/1/38,
  BPA:  BANK  ONE,  NA,  AMBAC  INSURED       500,000       500,000
GREATER  VALLEY  CALIFORNIA  MEDICAL  BUILDING  REVENUE  VRDN,
  6.95%,  3/1/21,  LOC:  KREDIETBANK,  NV   2,225,000     2,224,324
ILLINOIS  HOUSING  DEVELOPMENT  AUTHORITY,  6.704%,  6/1/22,
  TOA:  CITIBANK,  AMBAC  INSURED           5,000,000     5,000,000
KANSAS  CITY  MISSOURI  IDA  AND  MFH  REVENUE  VRDN,
  6.77%,  3/1/25,  LOC:  LASALLE  BANK      1,000,000     1,000,000
LILIHA  HAWAII  PARKING  COMPANY  REVENUE  VRDN,  6.85%,  8/1/24,
  C/LOC:  BANK ONE, NA, LOC: FIRST HAWAIIAN BANK
                                              800,000       800,000
MAIN  FINANCE  AUTHORITY  REVENUE  VRDN,  6.60%,  6/1/08,
  BPA:  FLEET  BANK,  AMBAC  INSURED        1,640,000     1,640,000
MARICOPA  COUNTY  ARIZONA  IDA  REVENUE  VRDN,  6.70%,  2/1/29,
  LOC:  BANQUE  NATIONAL  DE  PARIS         1,555,000     1,555,000
MARYLAND  STATE  HEALTH  &  HIGHER  EDUCATION  FACILITIES  AUTHORITY
  REVENUE  VRDN,  7.00%, 1/1/28, LOC: FIRST UNION BANK, NC
                                            2,000,000     2,000,000
MISSISSIPPI  STATE  IDA  REVENUE  VRDN,
  6.90%, 6/1/10, LOC: NATIONAL BANK OF DETROIT
                                            3,400,000     3,400,000
  6.70%, 6/1/20, LOC: BANK OF AMERICA       6,700,000     6,700,000
MONTGOMERY  ENGELSIDE  ALABAMA  MEDICAL  CLINIC  REVENUE  VRDN,
  6.70%,  3/1/24,  C/LOC:  SUNTRUST  BANK   1,870,000     1,870,000
OHIO  STATE  VRDN,  6.704%,  10/1/21,  TOA:  CITIBANK,
  AMBAC  INSURED                            2,000,000     2,000,000
PASADENA  CALIFORNIA  COPS  REVENUE  VRDN,  6.68%,  11/1/12,
  LOC:  CANADIAN  IMPERIAL                  4,650,000     4,650,000
PENSACOLA  FLORIDA  MEDICAL  OFFICE  BUILDING  REVENUE VRDN, 6.65%,
  10/1/15,  LOC:  AMSOUTH  BANK             5,650,000     5,650,000
ROMAN  CATHOLIC  DIOCESE  NORTH  CAROLINA  REVENUE  VRDN,
  6.73%,  4/1/15,  LOC:  BANK  OF  AMERICA  3,000,000     3,000,000
SAN  DIEGO  CALIFORNIA  MFH  REVENUE  VRDN,  6.70%,  7/15/33
                                            3,000,000     3,000,000
SAULT  SAINTE  MARIE  MICHIGAN  TRIBE  BUILDING  REVENUE  VRDN,
  7.51%, 6/1/03, LOC: FIRST AMERICAN BANK, MI
                                            3,225,000     3,225,000
SUFFOLK  COUNTY  NEW  YORK  IDA  REVENUE  VRDN,  6.68%,  12/15/07,
  LOC:  CHASE  MANHATTAN                    2,900,000     2,900,000

PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D              AMOUNT         VALUE
TEXAS  STATE  VETERANS  LAND  SERIES-A,  VRDN,  6.68%,  12/1/27,
  TOA:  CITIBANK                           $1,000,000    $1,000,000

  TOTAL  MUNICIPAL  OBLIGATIONS  (COST  $64,539,324)     64,539,324


REPURCHASE  AGREEMENTS  -  1.6%
STATE STREET BANK, 6.35%, DATED 6/30/00, DUE 7/3/00
                                            2,200,000     2,200,000
  (COLLATERAL:  $2,267,806,  FHLB,  5.82%,  5/6/09)

  TOTAL  REPURCHASE AGREEMENTS (COST $2,200,000)          2,200,000


    TOTAL INVESTMENTS (COST $137,809,503) - 99.2%       137,809,503
    OTHER  ASSETS AND LIABILITIES, NET - 0.8%             1,139,700
    NET  ASSETS  -  100%                               $138,949,203




SEE  NOTES  TO  PORTFOLIOS  OF  INVESTMENTS  AND  NOTES TO FINANCIAL STATEMENTS.

NOTES  TO  PORTFOLIOS  OF  INVESTMENTS



*  NON-INCOME  PRODUCING.
^  FUTURES  COLLATERALIZED  BY  645,000  UNITS  OF  U.S.  TREASURY  BILLS.
FOR THE MONEY MARKET PORTFOLIO, OPTIONAL TENDER FEATURES GIVE THESE SECURITIES A
SHORTER  EFFECTIVE     MATURITY  DATE.
EXPLANATION  OF  GUARANTEES:
     BPA:  BOND-PURCHASE  AGREEMENT
     C/LOC:  COLLATERALIZED  LOC
     GA:  GUARANTY  AGREEMENT
     LOC:  LETTER  OF  CREDIT
     TOA:  TENDER  OPTION  AGREEMENT
ABBREVIATIONS:
     ADR:  AMERICAN  DEPOSITORY  RECEIPT
     COPS:  CERTIFICATES  OF  PARTICIPATION
     IDA:  INDUSTRIAL  DEVELOPMENT  AUTHORITY
     VRDN:  VARIABLE  RATE  DEMAND  NOTES
     (CHF)  SECURITY  IS  VALUED  IN  SWISS  FRANCS.
     (EUR)  SECURITY  IS  VALUED  IN  EUROPEAN  EUROS.
     (GBP)  SECURITY  IS  VALUED  IN  GREAT  BRITISH  POUNDS.
     (HKD)  SECURITY  IS  VALUED  IN  HONG  KONG  DOLLARS.
     (JPY)  SECURITY  IS  VALUED  IN  JAPANESE  YEN.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  ASSETS  AND  LIABILITIES
JUNE  30,  2000


                                      INCOME &                     SMALL
                                      GROWTH         GROWTH  CAPITALIZATION
ASSETS                               PORTFOLIO     PORTFOLIO      PORTFOLIO
INVESTMENTS  IN  SECURITIES,  AT  VALUE  -
  SEE ACCOMPANYING PORTFOLIOS      $94,562,985  $208,928,588   $133,759,523
CASH                                    11,247        89,456         32,759
RECEIVABLE FOR SECURITIES SOLD         756,251     4,031,949      5,037,645
INTEREST & DIVIDENDS RECEIVABLE         18,565        21,721          2,750
  TOTAL  ASSETS                     95,349,048   213,071,714    138,832,677


LIABILITIES
PAYABLE FOR SECURITIES PURCHASED       469,094     1,596,066      3,190,264
PAYABLE TO AMERITAS INVESTMENT CORP.    45,675       122,600         84,671
PAYABLE  TO  CALVERT  ADMINISTRATIVE
  SERVICES COMPANY                       4,098         8,631          5,195
ACCRUED EXPENSES AND OTHER LIABILITIES  26,900        59,500         37,970
  TOTAL  LIABILITIES                   545,767     1,786,797      3,318,100
    NET  ASSETS                    $94,803,281  $211,284,917   $135,514,577


NET  ASSETS  CONSIST  OF:
PAID-IN  CAPITAL  APPLICABLE  TO  5,090,760,
  3,152,524,  AND  2,387,239  SHARES  OF  COMMON
  STOCK  OUTSTANDING  FOR  THE  INCOME  AND  GROWTH,
  GROWTH,  AND  SMALL  CAPITALIZATION  PORTFOLIOS,
  RESPECTIVELY,  $0.01  PAR  VALUE  WITH  1,000,000,000
  SHARES  AUTHORIZED FOR EACH PORTFOLIO
                                   $72,739,562  $177,576,304   $107,057,686
UNDISTRIBUTED  NET  INVESTMENT  INCOME  (LOSS)
                                        50,613        37,859      (305,551)
ACCUMULATED  NET REALIZED GAIN (LOSS) ON INVESTMENTS
                                     9,282,392     2,274,933      8,175,850
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)
  ON  INVESTMENTS                   12,730,714    31,395,821     20,586,592

    NET  ASSETS                    $94,803,281  $211,284,917   $135,514,577

    NET  ASSET  VALUE  PER  SHARE       $18.62        $67.02         $56.77


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  ASSETS  AND  LIABILITIES
JUNE  30,  2000


                                      MIDCAP       EMERGING
                                      GROWTH        GROWTH         RESEARCH
ASSETS                               PORTFOLIO     PORTFOLIO      PORTFOLIO
INVESTMENTS  IN  SECURITIES,  AT  VALUE  -
  SEE  ACCOMPANYING  PORTFOLIOS   $107,373,714  $139,198,730    $29,110,114
CASH                                   114,952        58,635         26,048
RECEIVABLE  FOR  SECURITIES  SOLD            -     2,775,780        414,914
INTEREST & DIVIDENDS RECEIVABLE         12,465        25,127          6,853
OTHER  ASSETS                                -         2,870          1,007
  TOTAL  ASSETS                    107,501,131   142,061,142     29,558,936


LIABILITIES
PAYABLE FOR SECURITIES PURCHASED     1,627,617     4,498,581        144,855
PAYABLE TO AMERITAS INVESTMENT CORP.    62,943        84,568         16,201
PAYABLE  TO  CALVERT  ADMINISTRATIVE
  SERVICES  COMPANY                      4,188         5,564          4,099
ACCRUED EXPENSES AND OTHER LIABILITIES  28,430        49,786         17,100
  TOTAL  LIABILITIES                 1,723,178     4,638,499        182,255
  NET  ASSETS                     $105,777,953  $137,422,643    $29,376,681


NET  ASSETS  CONSIST  OF:
PAID-IN  CAPITAL  APPLICABLE  TO  2,845,423,
  3,712,500,  AND  1,205,281  SHARES  OF  COMMON
  STOCK  OUTSTANDING  FOR  THE  MIDCAP  GROWTH,
  EMERGING  GROWTH,  AND  RESEARCH  PORTFOLIOS,
  RESPECTIVELY,  $0.01  PAR  VALUE  WITH  1,000,000,000
  SHARES  AUTHORIZED FOR EACH PORTFOLIO
                                   $79,874,435  $100,390,123    $24,576,681
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
                                      (85,763)     (168,604)       (14,510)
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS
  AND FOREIGN CURRENCY TRANSATIONS   7,472,242    11,556,995      1,614,359
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)
  ON  INVESTMENTS  AND  FOREIGN  CURRENCIES  AND
  ASSETS  AND  LIABILITIES  DENOMINATED  IN
  FOREIGN  CURRENCIES               18,517,039    25,644,129      3,200,151

  NET  ASSETS                     $105,777,953  $137,422,643    $29,376,681

  NET  ASSET  VALUE  PER  SHARE         $37.17        $37.02         $24.37


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  ASSETS  AND  LIABILITIES
JUNE  30,  2000


                                     GROWTH WITH     INDEX         MONEY
                                       INCOME         500          MARKET
ASSETS                               PORTFOLIO     PORTFOLIO      PORTFOLIO
INVESTMENTS  IN  SECURITIES,  AT  VALUE  -
  SEE ACCOMPANYING PORTFOLIOS      $34,039,687  $204,879,008   $137,809,503
CASH                                    91,307        26,591        142,232
RECEIVABLE  FOR  SECURITIES  SOLD      146,673     1,439,336              -
RECEIVABLE  FOR  VARIATION  MARGIN           -        45,450              -
INTEREST  &  DIVIDENDS  RECEIVABLE      31,555       220,933      1,097,490
  TOTAL ASSETS                      34,309,222   206,611,318    139,049,225


LIABILITIES
PAYABLE FOR SECURITIES PURCHASED       245,359       956,581              -
PAYABLE TO AMERITAS INVESTMENT CORP.    18,322        35,037         20,765
PAYABLE  TO  CALVERT  ADMINISTRATIVE
  SERVICES  COMPANY                      4,098         8,488          5,925
ACCRUED EXPENSES AND OTHER LIABILITIES  18,433        71,239         73,332
  TOTAL  LIABILITIES                   286,212     1,071,345        100,022
    NET  ASSETS                    $34,023,010  $205,539,973   $138,949,203


NET  ASSETS  CONSIST  OF:
PAID-IN  CAPITAL  APPLICABLE  TO  1,595,465,
  1,237,697,  AND  138,946,569  SHARES  OF  COMMON
  STOCK  OUTSTANDING  FOR  THE  GROWTH  WITH  INCOME,
  INDEX  500,  AND  MONEY  MARKET  PORTFOLIOS,
  RESPECTIVELY,  $0.01  PAR  VALUE  WITH  1,000,000,000
  SHARES  AUTHORIZED  FOR  THE  GROWTH  WITH  INCOME,
  AND  INDEX  500  PORTFOLIOS,  AND  2,000,000,000
  FOR  THE  MONEY  MARKET  PORTFOLIO
                                   $32,285,150  $192,590,864   $138,946,569
UNDISTRIBUTED NET INVESTMENT INCOME     79,736     1,117,347          3,231
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS   (89,115)     3,367,192          (597)
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)
  ON  INVESTMENTS  AND  FOREIGN  CURRENCIES  AND
  ASSETS  AND  LIABILITIES  DENOMINATED  IN
  FOREIGN  CURRENCIES               1,747,239      8,464,570              -

    NET  ASSETS                   $34,023,010   $205,539,973   $138,949,203

    NET  ASSET  VALUE  PER  SHARE      $21.32        $166.07          $1.00


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  OPERATIONS
SIX  MONTHS  ENDED  JUNE  30,  2000

                                      INCOME &                     SMALL
                                       GROWTH       GROWTH   CAPITALIZATION
NET  INVESTMENT  INCOME              PORTFOLIO     PORTFOLIO      PORTFOLIO
INVESTMENT  INCOME:
  INTEREST  INCOME                    $177,953             -       $260,238
  DIVIDEND  INCOME  (NET  OF  FOREIGN  TAXES
  WITHHELD  OF  $3,034  AND  $701  FOR  THE
  INCOME  &  GROWTH  AND  GROWTH  PORTFOLIOS,
  RESPECTIVELY)                        169,162      $837,154         17,991
    TOTAL  INVESTMENT INCOME           347,115       837,154        278,229

EXPENSES:
  INVESTMENT  ADVISORY  FEE            272,520       772,842        551,348
  TRANSFER AGENCY FEES AND EXPENSES      4,336         4,967          4,967
  ACCOUNTING  FEES                       4,237         8,040          5,085
  ADMINISTRATIVE  FEES                  24,863        51,523         32,432
  DIRECTORS'  FEES  AND  EXPENSES        3,227         7,893          4,831
  CUSTODIAN  FEES                       13,604        17,279         17,201
  REPORTS  TO  SHAREHOLDERS             17,894        44,004         27,097
  PROFESSIONAL  FEES                     3,303         5,101          4,085
  MISCELANEOUS  EXPENSES                   163           597            370
    TOTAL  EXPENSES                    344,147       912,246        647,416
    REIMBURSEMENT  FROM  ADVISOR      (40,332)      (86,118)       (53,734)
    FEES  PAID  INDIRECTLY             (7,313)      (12,068)        (9,902)
      NET  EXPENSES                    296,502       814,060        583,780

      NET  INVESTMENT  INCOME  (LOSS)   50,613        23,094      (305,551)

REALIZED  AND  UNREALIZED
GAIN  (LOSS)  ON  INVESTMENTS
NET  REALIZED  GAIN  (LOSS)          8,703,706     2,503,281      7,985,984
CHANGE  IN  UNREALIZED  APPRECIATION  OR
  (DEPRECIATION) ON INVESTMENTS    (2,719,613)     4,052,019    (6,362,930)

    NET  REALIZED  AND  UNREALIZED
    GAIN (LOSS) ON INVESTMENTS       5,984,093     6,555,300      1,623,054

   INCREASE  (DECREASE)  IN  NET  ASSETS
   RESULTING FROM OPERATIONS        $6,034,706    $6,578,394     $1,317,503

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  OPERATIONS
SIX  MONTHS  ENDED  JUNE  30,  2000

                                      MIDCAP       EMERGING
                                      GROWTH        GROWTH         RESEARCH
NET  INVESTMENT  INCOME              PORTFOLIO     PORTFOLIO      PORTFOLIO
INVESTMENT  INCOME:
  INTEREST  INCOME                    $260,659             -        $15,692
  DIVIDEND  INCOME  (NET  OF  FOREIGN  TAXES  WITHHELD
  OF  $6,577  AND  $1,686  FOR  THE  EMERGING
  GROWTH AND RESEARCH PORTFOLIOS, RESPECTIVELY)
                                        41,293      $408,564         87,540
    TOTAL  INVESTMENT INCOME           301,952       408,564        103,232

EXPENSES:
  INVESTMENT  ADVISORY  FEE            369,252       509,266        102,682
  TRANSFER AGENCY FEES AND EXPENSES      4,967         4,966          4,966
  ACCOUNTING  FEES                       4,504         6,837          3,502
  ADMINISTRATIVE  FEES                  25,027        33,951         24,863
  DIRECTORS'  FEES  AND  EXPENSES        3,393         5,019          1,053
  CUSTODIAN  FEES                       16,582        78,540         41,496
  REPORTS  TO  SHAREHOLDERS             18,765        27,462          5,631
  PROFESSIONAL  FEES                     3,381         4,171          2,396
  MISCELANEOUS  EXPENSES                   259           372             93
    TOTAL  EXPENSES                    446,130       670,584        186,682
    REIMBURSEMENT FROM ADVISOR        (51,151)      (76,125)       (61,993)
    FEES  PAID  INDIRECTLY             (7,264)      (17,291)        (6,947)
      NET  EXPENSES                    387,715       577,168        117,742

      NET INVESTMENT INCOME (LOSS)    (85,763)     (168,604)       (14,510)

REALIZED  AND  UNREALIZED  GAIN  (LOSS)
NET  REALIZED  GAIN  (LOSS)  ON:
  INVESTMENTS                        7,168,828    11,305,792      1,555,422
  FOREIGN CURRENCY TRANSACTIONS              -      (15,777)        (1,033)
                                     7,168,828    11,290,015      1,554,389

CHANGE  IN  UNREALIZED  APPRECIATION  OR
  (DEPRECIATION)  ON:
  INVESTMENTS AND FOREIGN CURRENCIES 6,757,379   (14,428,950)       115,519
  ASSETS  AND  LIABILITIES  DENOMINATED  IN
  FOREIGN  CURRENCIES                        -          4,682            43
                                     6,757,379   (14,424,268)       115,562

    NET  REALIZED  AND  UNREALIZED
    GAIN  (LOSS)                    13,926,207    (3,134,253)     1,669,951

    INCREASE  (DECREASE)  IN  NET  ASSETS
    RESULTING FROM OPERATIONS      $13,840,444   ($3,302,857)    $1,665,441

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  OPERATIONS
SIX  MONTHS  ENDED  JUNE  30,  2000

          GROWTH  WITH     INDEX
          INCOME     500
NET  INVESTMENT  INCOME                     PORTFOLIO     PORTFOLIO
INVESTMENT  INCOME:
  INTEREST  INCOME               $13,159     $171,496
  DIVIDEND  INCOME  (NET  OF  FOREIGN  TAXES  WITHHELD  OF  $2,095
    AND  $9,908  FOR  THE  GROWTH  WITH  INCOME  AND  INDEX  500
    PORTFOLIOS,  RESPECTIVELY)                 206,421    1,147,057
    TOTAL  INVESTMENT  INCOME                  219,580    1,318,553

EXPENSES:
  INVESTMENT  ADVISORY  FEE                    125,040      241,539
  TRANSFER  AGENCY  FEES  AND  EXPENSES          4,966        4,966
  ADMINISTRATIVE  FEES                          24,863       50,321
  DIRECTORS'  FEES  AND  EXPENSES                1,316        7,832
  CUSTODIAN  FEES                               29,450       82,649
  ACCOUNTING  FEES                               3,681        8,064
  REPORTS  TO  SHAREHOLDERS                      7,021       42,320
  PROFESSIONAL  FEES                             2,488        4,965
  MISCELLANEOUS  EXPENSES                          114          593
    TOTAL  EXPENSES                            198,939      443,249
    REIMBURSEMENT  FROM  ADVISOR              (47,602)    (147,247)
    FEES  PAID  INDIRECTLY                     (4,624)     (14,207)
      NET  EXPENSES                            146,713      281,795

      NET  INVESTMENT  INCOME  (LOSS)           72,867    1,036,758

REALIZED  AND  UNREALIZED  GAIN  (LOSS)
NET  REALIZED  GAIN  (LOSS)  ON:
  INVESTMENTS                                 (81,377)    2,742,528
  FOREIGN  CURRENCY  TRANSACTIONS              (5,657)            -
  FUTURES                                            -      (6,803)
                                              (87,034)    2,735,725


CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)  ON:
  INVESTMENTS AND FOREIGN CURRENCIES           222,062  (5,721,515)
  ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES
                                                 (561)            -
  FUTURES                                            -    (215,159)
                                               221,501  (5,936,674)


    NET REALIZED AND UNREALIZED GAIN (LOSS)    134,467  (3,200,949)

    INCREASE  (DECREASE)  IN  NET  ASSETS
    RESULTING  FROM  OPERATIONS               $207,334 ($2,164,191)


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MONEY  MARKET  PORTFOLIO
STATEMENT  OF  OPERATIONS
SIX  MONTHS  ENDED  JUNE  30,  2000

NET  INVESTMENT  INCOME
INVESTMENT  INCOME:
     INTEREST  INCOME                                    $5,069,331

EXPENSES:
  INVESTMENT  ADVISORY  FEE                                 161,303
  TRANSFER  AGENT  FEES  AND  EXPENSES                        4,765
  DIRECTORS'  FEES  AND  EXPENSES                             6,513
  ACCOUNTING  FEES                                            8,064
  ADMINISTRATIVE  SERVICES  FEES                             40,326
  CUSTODIAN  FEES                                            17,487
  REPORTS  TO  SHAREHOLDERS                                  34,915
  PROFESSIONAL  FEES                                          4,307
  MISCELLANEOUS  EXPENSES                                       520
    TOTAL  EXPENSES                                         278,200
    REIMBURSEMENT  FROM  ADVISOR                           (54,368)
    FEES  PAID  INDIRECTLY                                 (14,138)
       NET  EXPENSES                                        209,694

       NET  INVESTMENT  INCOME  (LOSS)                    4,859,637

REALIZED  AND  UNREALIZED  GAIN  (LOSS)
NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS                  (597)

       NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)           (597)

       INCREASE  (DECREASE)  IN  NET  ASSETS
       RESULTING  FROM  OPERATIONS                       $4,859,040

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

INCOME  &  GROWTH  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                    FROM INCEPTION,
                                                   NOVEMBER 1, 1999
                                  SIX MONTHS ENDED          THROUGH
                                        JUNE 30,       DECEMBER 31,
INCREASE  (DECREASE)  IN  NET  ASSETS      2000                1999
OPERATIONS:
  NET INVESTMENT INCOME (LOSS)          $50,613           ($10,468)
  NET REALIZED GAIN (LOSS) ON INVESTMENTS
                                      8,703,706           2,895,907
  CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
                                    (2,719,613)          15,450,327

    INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS         6,034,706          18,335,766

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
  NET  REALIZED  GAIN                         -         (2,306,753)

CAPITAL  SHARE  TRANSACTIONS:
  CONTRIBUTION OF ASSETS (SEE NOTE A)         -          62,811,849
  SHARES  SOLD                       17,480,089           2,633,985
  REINVESTMENT OF DISTRIBUTIONS               -           2,306,735
  SHARES REDEEMED                   (9,096,235)         (3,396,861)
   TOTAL CAPITAL SHARE TRANSACTIONS   8,383,854          64,355,708

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                     14,418,560          80,384,721

NET  ASSETS
BEGINNING  OF  PERIOD                80,384,721                   -
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
  INCOME OF $50,613 AND $0 RESPECTIVELY)
                                    $94,803,281         $80,384,721

CAPITAL  SHARE  ACTIVITY
CONTRIBUTION OF ASSETS (SEE NOTE A)           -           4,541,710
SHARES  SOLD                            965,883             165,610
REINVESTMENT  OF  DISTRIBUTIONS               -             133,414
SHARES  REDEEMED                      (508,164)           (207,693)
  TOTAL  CAPITAL  SHARE  ACTIVITY       457,719           4,633,041

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

GROWTH  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                    FROM INCEPTION,
                                                   NOVEMBER 1, 1999
                                     SIX MONTHS ENDED       THROUGH
                                          JUNE 30,     DECEMBER 31,
INCREASE  (DECREASE)  IN  NET  ASSETS      2000                1999
OPERATIONS:
  NET INVESTMENT INCOME (LOSS)          $23,094             $39,653
  NET REALIZED GAIN (LOSS)            2,503,281           (228,348)
  CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
                                      4,052,019          27,343,802

    INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS         6,578,394          27,155,107

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
  NET INVESTMENT INCOME                       -            (24,888)

CAPITAL  SHARE  TRANSACTIONS:
CONTRIBUTION OF ASSETS (SEE  NOTE  A)         -         173,585,294
SHARES  SOLD                         50,155,063          39,823,698
REINVESTMENT  OF  DISTRIBUTIONS               -              24,877
SHARES  REDEEMED                   (43,401,412)        (42,611,216)
  TOTAL CAPITAL SHARE TRANSACTIONS    6,753,651         170,822,653

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                     13,332,045         197,952,872

NET  ASSETS
BEGINNING  OF  PERIOD               197,952,872                   -
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT  INCOME
  OF $37,859 AND $14,765, RESPECTIVELY)
                                   $211,284,917        $197,952,872

CAPITAL  SHARE  ACTIVITY
CONTRIBUTION OF ASSETS (SEE  NOTE  A)         -           3,097,525
SHARES  SOLD                            762,788             661,287
REINVESTMENT  OF  DISTRIBUTIONS               -                 385
SHARES  REDEEMED                      (663,752)           (705,709)
  TOTAL  CAPITAL  SHARE  ACTIVITY        99,036           3,053,488

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

SMALL  CAPITALIZATION  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                   FROM  INCEPTION,
                                                   NOVEMBER 1, 1999
                                     SIX MONTHS ENDED       THROUGH
                                          JUNE 30,     DECEMBER 31,
INCREASE  (DECREASE)  IN  NET  ASSETS      2000                1999
OPERATIONS:
  NET INVESTMENT INCOME (LOSS)        ($305,551)         ($100,405)
  NET REALIZED GAIN (LOSS) ON INVESTMENTS
                                       7,985,984          1,266,853
  CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
                                     (6,362,930)         26,949,522

    INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS          1,317,503         28,115,970

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
  NET REALIZED GAIN ON INVESTMENTS             -          (976,582)

CAPITAL  SHARE  TRANSACTIONS:
  CONTRIBUTION OF ASSETS (SEE NOTE A)          -         99,408,414
  SHARES  SOLD                       167,153,815         39,190,361
  REINVESTMENT  OF  DISTRIBUTIONS              -            976,582
  SHARES  REDEEMED                 (158,533,461)       (41,138,025)
   TOTAL CAPITAL SHARE TRANSACTIONS    8,620,354         98,437,332

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                       9,937,857        125,576,720

NET  ASSETS
BEGINNING  OF  PERIOD               $125,576,720                  -
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT  INCOME
  (LOSS) OF ($305,551) AND $0, RESPECTIVELY)
                                    $135,514,577       $125,576,720

CAPITAL  SHARE  ACTIVITY
CONTRIBUTION OF ASSETS (SEE NOTE A)            -          2,256,718
SHARES  SOLD                           2,873,383            788,324
REINVESTMENT  OF  DISTRIBUTIONS                -             17,603
SHARES  REDEEMED                     (2,711,926)          (836,863)
     TOTAL CAPITAL SHARE ACTIVITY        161,457          2,225,782

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MIDCAP  GROWTH  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                   FROM  INCEPTION,
                                                   NOVEMBER 1, 1999
                                    SIX MONTHS ENDED        THROUGH
                                          JUNE 30,     DECEMBER 31,
INCREASE  (DECREASE)  IN  NET  ASSETS      2000                1999
OPERATIONS:
  NET INVESTMENT INCOME (LOSS)        ($85,763)            ($6,695)
  NET REALIZED GAIN (LOSS) ON INVESTMENTS
                                      7,168,828           2,012,868
  CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
                                      6,757,379          11,759,660

    INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS        13,840,444          13,765,833

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
  NET  REALIZED  GAINS                        -         (1,702,759)

CAPITAL  SHARE  TRANSACTIONS:
  CONTRIBUTION OF ASSETS (SEE NOTE A)         -          61,836,665
  SHARES  SOLD                       79,230,527          10,044,429
  REINVESTMENT OF DISTRIBUTIONS               -           1,702,758
  SHARES REDEEMED                  (62,936,331)        (10,003,613)
    TOTAL CAPITAL SHARE TRANSACTIONS
                                     16,294,196          63,580,239

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                     30,134,640          75,643,313

NET  ASSETS
BEGINNING  OF  PERIOD                75,643,313                   -
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT  INCOME
  (LOSS) OF ($85,763) AND $0, RESPECTIVELY)
                                   $105,777,953         $75,643,313

CAPITAL  SHARE  ACTIVITY
CONTRIBUTION OF ASSETS (SEE NOTE A)           -           2,342,298
SHARES  SOLD                          2,211,540             344,824
REINVESTMENT  OF  DISTRIBUTIONS               -              54,751
SHARES  REDEEMED                    (1,767,298)           (340,692)
  TOTAL CAPITAL SHARE ACTIVITY          444,242           2,401,181

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

EMERGING  GROWTH  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                    FROM INCEPTION,
                                                   NOVEMBER 1, 1999
                                      SIX MONTHS ENDED      THROUGH
                                              JUNE 30, DECEMBER 31,
INCREASE  (DECREASE)  IN  NET  ASSETS            2000          1999
OPERATIONS:
  NET INVESTMENT INCOME (LOSS)             ($168,604)     ($78,646)
  NET REALIZED GAIN (LOSS)                 11,290,015       345,626
  CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
                                         (14,424,268)    40,068,397

    INCREASE  (DECREASE)  IN  NET  ASSETS
    RESULTING  FROM  OPERATIONS           (3,302,857)    40,335,377

CAPITAL  SHARE  TRANSACTIONS:
  CONTRIBUTION OF ASSETS (SEE NOTE A)               -    84,549,543
  SHARES SOLD                              34,301,806     7,719,494
  SHARES REDEEMED                        (21,616,583)   (4,564,137)
    TOTAL CAPITAL SHARE TRANSACTIONS       12,685,223    87,704,900

TOTAL INCREASE (DECREASE) IN NET ASSETS     9,382,366   128,040,277

NET  ASSETS
BEGINNING  OF  PERIOD                     128,040,277             -
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT  INCOME
  (LOSS) OF ($166,741) AND $0, RESPECTIVELY)
                                         $137,422,643  $128,040,277

CAPITAL  SHARE  ACTIVITY
CONTRIBUTION  OF  ASSETS  (SEE  NOTE  A)            -     3,274,576
SHARES  SOLD                                  900,879       253,139
SHARES  REDEEMED                            (570,040)     (146,054)
    TOTAL  CAPITAL  SHARE  ACTIVITY           330,839     3,381,661

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

RESEARCH  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                             FROM  INCEPTION,
                                             NOVEMBER 1, 1999
                               SIX MONTHS ENDED       THROUGH
                                       JUNE 30,  DECEMBER 31,
INCREASE  (DECREASE)  IN  NET  ASSETS      2000          1999
OPERATIONS:
  NET INVESTMENT INCOME (LOSS)        ($14,510)      ($1,699)
  NET REALIZED GAIN (LOSS) ON INVESTMENTS
                                      1,554,389       356,212
  CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
                                        115,562     3,084,589

    INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS         1,655,441     3,439,102

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
  NET REALIZED GAIN                           -     (294,543)

CAPITAL  SHARE  TRANSACTIONS:
  CONTRIBUTION OF ASSETS (SEE NOTE A)         -    22,806,495
  SHARES  SOLD                        6,281,239     1,685,017
  REINVESTMENT  OF  DISTRIBUTIONS             -       294,543
  SHARES  REDEEMED                  (4,488,877)   (2,001,736)
    TOTAL CAPITAL SHARE TRANSACTIONS
                                      1,792,362    22,784,319

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                      3,447,803    25,928,878

NET  ASSETS
BEGINNING  OF  PERIOD                25,928,878             -
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
  INCOME OF ($14,510) AND $0, RESPECTIVELY)
                                    $29,376,681   $25,928,878

CAPITAL  SHARE  ACTIVITY
CONTRIBUTION  OF  ASSETS  (SEE  NOTE  A)      -     1,126,803
SHARES  SOLD                            269,287        80,339
REINVESTMENT  OF  DISTRIBUTIONS               -        12,902
SHARES  REDEEMED                      (191,665)      (92,385)
     TOTAL CAPITAL SHARE ACTIVITY        77,622     1,127,659

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

GROWTH  WITH  INCOME  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                             FROM  INCEPTION,
                                             NOVEMBER 1, 1999
                               SIX MONTHS ENDED       THROUGH
                                       JUNE 30,  DECEMBER 31,
INCREASE  (DECREASE)  IN  NET  ASSETS      2000          1999
OPERATIONS:
  NET INVESTMENT INCOME (LOSS)          $72,867       $24,813
  NET REALIZED GAIN (LOSS) ON INVESTMENTS
                                       (87,034)       (3,258)
  CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
                                        221,501     1,525,738

    INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS           207,334     1,547,293

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
  NET INVESTMENT INCOME                       -      (16,767)

CAPITAL  SHARE  TRANSACTIONS:
  CONTRIBUTION OF ASSETS (SEE NOTE A)         -    33,614,544
  SHARES SOLD                         4,914,269       650,473
  REINVESTMENT OF DISTRIBUTIONS               -        16,767
  SHARES REDEEMED                   (5,840,704)   (1,070,199)
    TOTAL CAPITAL SHARE TRANSACTIONS
                                      (926,435)    33,211,585

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                      (719,101)    34,742,111

NET  ASSETS
BEGINNING  OF  PERIOD                34,742,111             -
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT  INCOME
  OF $79,736 AND $6,869, RESPECTIVELY)
                                    $34,023,010   $34,742,111

CAPITAL  SHARE  ACTIVITY
CONTRIBUTION  OF  ASSETS  (SEE  NOTE  A)      -     1,660,798
SHARES  SOLD                            234,103        31,786
REINVESTMENT  OF  DISTRIBUTIONS               -           795
SHARES  REDEEMED                      (279,700)      (52,317)
    TOTAL CAPITAL SHARE ACTIVITY       (45,597)     1,641,062

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

INDEX  500  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                   FROM  INCEPTION,
                                                   NOVEMBER 1, 1999
                                     SIX MONTHS ENDED       THROUGH
                                             JUNE 30,  DECEMBER 31,
INCREASE  (DECREASE)  IN  NET  ASSETS            2000          1999
OPERATIONS:
  NET INVESTMENT INCOME (LOSS)             $1,036,758      $386,391
  NET REALIZED GAIN (LOSS) ON INVESTMENTS   2,735,725       631,467
  CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
                                          (5,936,674)    14,401,244

    INCREASE  (DECREASE)  IN  NET  ASSETS
    RESULTING  FROM  OPERATIONS           (2,164,191)    15,419,102

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
  NET  INVESTMENT  INCOME                           -     (305,802)

CAPITAL SHARE TRANSACTIONS:
  CONTRIBUTION OF ASSETS (SEE NOTE A)               -   189,593,992
  SHARES SOLD                              47,336,554    17,091,074
  REINVESTMENT OF DISTRIBUTIONS                     -       305,798
  SHARES REDEEMED                        (46,504,269)  (15,232,285)
    TOTAL CAPITAL SHARE TRANSACTIONS          832,285   191,758,579

TOTAL INCREASE (DECREASE) IN NET ASSETS   (1,331,906)   206,871,879

NET  ASSETS
BEGINNING  OF  PERIOD                     206,871,879             -
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT  INCOME
  OF  $1,117,347  AND  $80,589,  RESPECTIVELY)
                                         $205,539,973  $206,871,879

CAPITAL  SHARE  ACTIVITY
CONTRIBUTION  OF  ASSETS  (SEE  NOTE  A)            -     1,223,108
SHARES  SOLD                                  285,793       105,970
REINVESTMENT  OF  DISTRIBUTIONS                     -         1,834
SHARES  REDEEMED                            (284,631)      (94,377)
    TOTAL  CAPITAL  SHARE  ACTIVITY             1,162     1,236,535

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MONEY  MARKET  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                                   FROM  INCEPTION,
                                                 OCTOBER  29,  1999
                                     SIX MONTHS ENDED       THROUGH
                                             JUNE 30,  DECEMBER 31,
INCREASE  (DECREASE)  IN  NET  ASSETS            2000          1999
OPERATIONS:
  NET INVESTMENT INCOME                    $4,859,637    $1,641,990
  NET REALIZED GAIN (LOSS)                      (597)

    INCREASE  (DECREASE)  IN  NET  ASSETS
    RESULTING  FROM  OPERATIONS             4,859,040     1,641,990

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
  NET INVESTMENT INCOME                   (4,858,220)   (1,640,176)

CAPITAL SHARE TRANSACTIONS:
  CONTRIBUTION OF ASSETS (SEE NOTE A)               -   172,785,829
  SHARES SOLD                             874,017,962   263,478,740
  REINVESTMENT OF DISTRIBUTIONS             4,867,088     1,606,827
  SHARES REDEEMED                       (939,874,615) (237,935,262)
    TOTAL CAPITAL SHARE TRANSACTIONS     (60,989,565)   199,936,134

TOTAL INCREASE (DECREASE) IN NET ASSETS  (60,988,745)   199,937,948

NET  ASSETS
BEGINNING  OF  PERIOD                     199,937,948             -
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT  INCOME
  OF $3,231 AND $1,814, RESPECTIVELY)    $138,949,203  $199,937,948

CAPITAL  SHARE  ACTIVITY
CONTRIBUTION  OF  ASSETS  (SEE  NOTE  A)            -   172,785,829
SHARES  SOLD                              874,017,962   263,478,740
REINVESTMENT  OF  DISTRIBUTIONS             4,867,088     1,606,827
SHARES  REDEEMED                        (939,874,615) (237,935,262)
    TOTAL CAPITAL SHARE ACTIVITY         (60,989,565)   199,936,134

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  --  SIGNIFICANT  ACCOUNTING  POLICIES

GENERAL:  THE  AMERITAS  PORTFOLIOS  (THE  "PORTFOLIOS"),  A  SERIES  OF CALVERT
VARIABLE SERIES, INC. ("CVS" OR THE "FUND"). THE FUND IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS AN OPEN-END MANAGEMENT INVESTMENT COMPANY. THE INCOME & GROWTH, GROWTH, SMALL CAPITALIZATION, MIDCAP GROWTH AND EMERGING GROWTH PORTFOLIOS ARE REGISTERED AS DIVERSIFIED PORTFOLIOS. THE RESEARCH, GROWTH WITH INCOME, INDEX 500 AND MONEY MARKET PORTFOLIOS ARE REGISTERED AS NON-DIVERSIFIED PORTFOLIOS. THE OPERATIONS OF EACH SERIES OF THE FUND ARE ACCOUNTED FOR SEPARATELY. THE FUND OFFERS ITS SHARES, WITHOUT SALES CHARGE, ONLY FOR PURCHASE BY INSURANCE COMPANIES FOR ALLOCATION TO THEIR VARIABLE ACCOUNTS.

AS OF NOVEMBER 1, 1999, NINE INVESTMENT OFFERINGS OF AMERITAS VARIABLE LIFE INSURANCE COMPANY'S ("EXISTING FUNDS") BECAME THE AMERITAS PORTFOLIOS WITHIN THE FUND. EACH OF THE AMERITAS PORTFOLIOS HAVE INVESTMENT OBJECTIVES AND POLICIES THAT ARE SUBSTANTIALLY THE SAME OR SUFFICIENTLY SIMILAR TO THE INVESTMENT
OBJECTIVES AND POLICIES OF ONE OF THE EXISTING FUNDS INVOLVED IN THE SUBSTITUTIONS (EACH, A "REPLACED FUND"). THE SUBSTITUTIONS WERE EFFECTED BY REDEEMING SHARES OF THE REPLACED FUNDS AT RELATIVE NET ASSET VALUE AND USING THE PROCEEDS TO PURCHASE SHARES OF THE AMERITAS PORTFOLIOS AT NET ASSET VALUE ON THE DATE THE SUBSTITUTIONS TOOK PLACE. THE PROCEEDS OF SUCH EXISTING FUNDS
REDEMPTIONS' WERE EFFECTED THROUGH A COMBINATION OF CASH AND IN-KIND TRANSACTIONS. ALL REDEMPTIONS AND PURCHASES WERE EFFECTED IN ACCORDANCE WITH RULE 22C-1 UNDER THE INVESTMENT COMPANY ACT OF 1940.

SECURITY VALUATION: SECURITIES LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. UNLISTED SECURITIES AND LISTED SECURITIES FOR WHICH THE LAST SALE PRICE IS NOT AVAILABLE ARE VALUED AT THE MOST RECENT BID PRICE OR BASED ON A YIELD EQUIVALENT OBTAINED FROM THE SECURITIES' MARKET MAKER. FOREIGN SECURITY PRICES, FURNISHED BY QUOTATION SERVICES IN THE SECURITY'S LOCAL CURRENCY, ARE TRANSLATED USING THE CURRENT U.S. DOLLAR EXCHANGE RATE. ALL SECURITIES HELD BY MONEY MARKET ARE VALUED AT
AMORTIZED COST, WHICH APPROXIMATES MARKET. RESTRICTED SECURITIES AND OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF DIRECTORS.

REPURCHASE AGREEMENTS: THE PORTFOLIO MAY ENTER INTO REPURCHASE AGREEMENTS WITH RECOGNIZED FINANCIAL INSTITUTIONS OR REGISTERED BROKER/DEALERS AND, IN ALL INSTANCES, HOLDS UNDERLYING SECURITIES WITH A VALUE EXCEEDING THE TOTAL REPURCHASE PRICE, INCLUDING ACCRUED INTEREST. ALTHOUGH RISK IS MITIGATED BY THE COLLATERAL, THE PORTFOLIO COULD EXPERIENCE A DELAY IN RECOVERING ITS VALUE AND POSSIBLE LOSS OF INCOME OR VALUE IF THE COUNTERPARTY FAILS TO PERFORM IN ACCORDANCE WITH THE TERMS OF THE AGREEMENT.

FUTURES CONTRACTS: THE PORTFOLIO MAY ENTER INTO FUTURES CONTRACTS AGREEING TO BUY OR SELL A FINANCIAL INSTRUMENT FOR A SET PRICE AT A FUTURE DATE. THE PORTFOLIO MAINTAINS SECURITIES WITH A VALUE EQUAL TO ITS OBLIGATION UNDER EACH CONTRACT. INITIAL MARGIN DEPOSITS OF EITHER CASH OR SECURITIES ARE MADE UPON ENTERING FUTURES CONTRACTS; THEREAFTER, VARIATION MARGIN PAYMENTS ARE MADE OR RECEIVED DAILY REFLECTING THE CHANGE IN MARKET VALUE. UNREALIZED OR REALIZED GAINS AND LOSSES ARE RECOGNIZED BASED ON THE CHANGE IN MARKET VALUE. RISKS OF FUTURES CONTRACTS ARISE FROM THE POSSIBLE ILLIQUIDITY OF THE FUTURES MARKETS AND THE MOVEMENT IN THE VALUE OF THE INVESTMENT OR IN INTEREST RATES.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. DIVIDEND INCOME IS RECORDED ON THE EX-DIVIDEND DATE OR, IN THE CASE OF DIVIDENDS ON CERTAIN FOREIGN SECURITIES, AS SOON AS THE PORTFOLIO IS INFORMED OF THE EX-DIVIDEND DATE. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS.

FOREIGN CURRENCY TRANSACTIONS: THE PORTFOLIO'S ACCOUNTING RECORDS ARE MAINTAINED IN U.S. DOLLARS. FOR VALUATION OF ASSETS AND LIABILITIES ON EACH DATE OF NET ASSET VALUE DETERMINATION, FOREIGN DENOMINATIONS ARE CONVERTED INTO U. S. DOLLARS USING THE CURRENT EXCHANGE RATE. SECURITY TRANSACTIONS, INCOME AND EXPENSES ARE TRANSLATED AT THE PREVAILING RATE OF EXCHANGE ON THE DATE OF THE EVENT. THE EFFECT OF CHANGES IN FOREIGN EXCHANGE RATES ON SECURITIES IS INCLUDED WITH THE NET REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS.

DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE PORTFOLIO ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME AND
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE PORTFOLIO'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.

ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.

EXPENSE OFFSET ARRANGEMENTS: THE PORTFOLIO HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT ARRANGEMENT IS AN ALTERNATIVE TO OVERNIGHT INVESTMENTS.

FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE PORTFOLIO INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS TAXABLE EARNINGS.

NOTE  B  -  RELATED  PARTY  TRANSACTIONS

AMERITAS INVESTMENT CORP. ("AIC") (THE "ADVISOR") IS A WHOLLY-OWNED SUBSIDIARY OF AMAL CORPORATION, A NEBRASKA STOCK COMPANY, WHICH IN TURN IS A JOINT VENTURE OF AMERITAS LIFE INSURANCE CORP. ("ALIC"), A STOCK LIFE INSURANCE COMPANY. ALIC IS WHOLLY-OWNED BY AMERITAS HOLDING COMPANY, WHICH IN TURN, IS WHOLLY-OWNED BY AMERITAS MUTUAL INSURANCE HOLDING COMPANY. PURSUANT TO A MERGER EFFECTIVE JANUARY 1, 1999, AMERITAS MUTUAL INSURANCE HOLDING COMPANY MERGED WITH ACACIA MUTUAL HOLDING CORPORATION TO FORM AMERITAS ACACIA MUTUAL HOLDING COMPANY. BOTH AIC AND CALVERT GROUP, LTD. ("CALVERT"), ARE INDIRECTLY OWNED SUBSIDIARIES OF THIS NEW ENTITY.

THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE PORTFOLIO. FOR ITS SERVICES, THE ADVISOR RECEIVES MONTHLY FEES BASED ON THE FOLLOWING ANNUAL RATES OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS:


INCOME  &  GROWTH             .625%
GROWTH                         .75%
SMALL  CAPITALIZATION          .85%
MIDCAP  GROWTH                 .80%
EMERGING  GROWTH               .75%
RESEARCH                       .75%
GROWTH  WITH  INCOME           .75%
INDEX  500                     .24%
MONEY  MARKET                  .20%

THE PORTFOLIO'S AGGREGATE EXPENSES ARE LIMITED FOR A PERIOD OF ONE YEAR FOLLOWING NOVEMBER 1, 1999 (OCTOBER 29, 1999 FOR MONEY MARKET) AS REFLECTED IN THE TABLE BELOW.


INCOME  &  GROWTH              .68%
GROWTH                         .79%
SMALL  CAPITALIZATION          .90%
MIDCAP  GROWTH                 .84%
EMERGING  GROWTH               .85%
RESEARCH                       .86%
GROWTH  WITH  INCOME           .88%
INDEX  500                     .28%
MONEY  MARKET                  .26%

AS A RESULT OF THE EXPENSE GUARANTEE, THE ADVISOR CONTRACTUALLY REIMBURSED INCOME & GROWTH, GROWTH, SMALL CAPITALIZATION, MIDCAP GROWTH, EMERGING GROWTH, RESEARCH, GROWTH WITH INCOME, INDEX 500 AND MONEY MARKET EXPENSES OF $40,332, $86,118, $53,734, $51,151, $76,125, $61,993, $47,602, $147,247 AND $54,368,
RESPECTIVELY  AT  JUNE  30,  2000.

THE ADVISOR MAY RECAPTURE FEES WAIVED AND/OR EXPENSES REIMBURSED FOLLOWING THE EXPIRATION OF THE INITIAL FEE CAP PERIOD. SUCH RECAPTURE WOULD ONLY BE PERMITTED, AFTER TAKING INTO ACCOUNT THE FEE RECAPTURE, TO THE EXTENT THAT THE EXPENSE RATIO OF THE RELEVANT PORTFOLIOS DOES NOT EXCEED THE PRIOR EXPENSE RATIO. IN ADDITION, SUCH RECAPTURE WILL ONLY BE AVAILABLE UNTIL THE SECOND ANNIVERSARY OF THE END OF THE INITIAL FEE CAP PERIOD.

CALVERT ADMINISTRATIVE SERVICES COMPANY ("CASC"), A SUBSIDIARY OF CALVERT AND ACACIA MUTUAL, PROVIDES ADMINISTRATIVE SERVICES FOR THE PORTFOLIOS. FOR ITS
SERVICES, CASC RECEIVES AN ANNUAL FEE, PAYABLE MONTHLY, OF .05% OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS, OR A MINIMUM OF $50,000 PER PORTFOLIO. CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), A SUBSIDIARY OF CALVERT AND ACACIA MUTUAL, ACTS AS SHAREHOLDER SERVICING AGENT FOR THE PORTFOLIOS. NATIONAL FINANCIAL DATA SERVICES, INC. IS THE TRANSFER AND DIVIDEND DISBURSING AGENT.

EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED A FEE OF $1,500 FOR EACH BOARD MEETING ATTENDED PLUS AN ANNUAL FEE OF $15,000 FOR DIRECTORS NOT SERVING ON OTHER CALVERT FUND BOARDS. DIRECTOR'S FEES ARE ALLOCATED TO EACH OF THE PORTFOLIOS SERVED.

NOTE  C  -  INVESTMENT  ACTIVITY

DURING THE PERIOD, PURCHASES AND SALES OF INVESTMENTS, OTHER THAN SHORT-TERM SECURITIES, WERE:
                     INCOME &                          SMALL            MIDCAP
                      GROWTH           GROWTH     CAPITALIZATION        GROWTH
PURCHASES:       $88,557,931     $102,800,557        $79,354,236   $65,228,141
SALES:            78,182,157      102,946,226         77,272,238    56,888,272


                     EMERGING                          GROWTH            INDEX
                      GROWTH         RESEARCH        WITH INCOME           500
PURCHASES:      $151,142,637      $16,040,971        $12,274,870   $51,231,997
SALES:           125,530,888       14,461,602         13,953,196    51,335,970

MONEY  MARKET  HELD  ONLY  SHORT-TERM  INVESTMENTS.

THE COST OF INVESTMENTS OWNED AT JUNE 30, 2000, WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX PURPOSES AND FINANCIAL REPORTING PURPOSES. THE FOLLOWING TABLE PRESENTS THE COMPONENTS OF NET UNREALIZED APPRECIATION (DEPRECIATION) AS OF JUNE 30, 2000 AND THE NET REALIZED CAPITAL LOSS CARRYFORWARDS AS OF DECEMBER 31, 1999 WITH EXPIRATION DATES:
                     UNREALIZED       UNREALIZED      CAPITAL LOSS   EXPIRATION
                   APPRECIATION     (DEPRECIATION)    CARRYFORWARD      DATES
INCOME & GROWTH     $14,807,354        $2,076,640                -            -
GROWTH               37,379,417         5,983,596         $228,348         2007
SMALL CAPITALIZATION 28,532,292         7,945,700                -            -
MIDCAP GROWTH        22,326,721         3,809,682                -            -
EMERGING GROWTH      30,213,523         4,569,033                -            -
RESEARCH              4,780,336         1,580,301                -            -
GROWTH WITH INCOME    3,940,615         2,193,165                -            -
INDEX 500            26,007,664        17,459,005                -            -

CAPITAL LOSSES MAY BE UTILIZED TO OFFSET CURRENT AND FUTURE CAPITAL GAINS UNTIL EXPIRATION.
THE PORTFOLIOS MAY ENGAGE IN INTERPORTFOLIO PURCHASE AND SALES TRANSACTIONS WITH OTHER PORTFOLIOS. FOR THE MONEY MARKET PORTFOLIO, THESE TRANSACTIONS ARE PRIMARILY USED FOR CASH MANAGEMENT NEEDS. THESE TRANSACTIONS WERE EXECUTED AT INDEPENDENTLY DERIVED PRICES PURSUANT TO RULE 17A-7 UNDER THE INVESTMENT COMPANY ACT OF 1940.
NOTE  D  -  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE PORTFOLIOS HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT JUNE 30, 2000.

FINANCIAL  HIGHLIGHTS



                                                PERIODS  ENDED
                                             JUNE 30,  DECEMBER 31,
INCOME  &  GROWTH  PORTFOLIO                     2000         1999^
NET  ASSET  VALUE,  BEGINNING                  $17.35        $13.83
INCOME  FROM  INVESTMENT  OPERATIONS
  NET INVESTMENT INCOME                           .01             -
  NET REALIZED AND UNREALIZED GAIN (LOSS)        1.26          4.03
  TOTAL FROM INVESTMENT OPERATIONS               1.27          4.03
DISTRIBUTIONS  FROM
  NET REALIZED GAINS                                -         (.51)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE     1.27          3.52
NET  ASSET  VALUE,  ENDING                     $18.62        $17.35

TOTAL  RETURN                                    7.32%       29.14%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET INVESTMENT INCOME                        .12%(A)     .09%)(A)
  TOTAL EXPENSES                               .79%(A)      .79%(A)
  EXPENSES BEFORE OFFSETS                      .70%(A)      .68%(A)
  NET EXPENSES                                 .68%(A)      .68%(A)
PORTFOLIO TURNOVER                                 96%          18%
NET  ASSETS,  ENDING  (IN  THOUSANDS)          $94,803      $80,385
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                     5,091        4,633





                                                 PERIODS  ENDED
                                             JUNE 30,  DECEMBER 31,
GROWTH  PORTFOLIO                                2000         1999^
NET  ASSET  VALUE,  BEGINNING                  $64.83        $56.04
INCOME  FROM  INVESTMENT  OPERATIONS
  NET INVESTMENT INCOME                           .01           .01
  NET REALIZED AND UNREALIZED GAIN (LOSS)        2.18          8.79
    TOTAL FROM INVESTMENT OPERATIONS             2.19          8.80
DISTRIBUTIONS  FROM
  NET INVESTMENT INCOME                             -         (.01)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE     2.19          8.79
NET  ASSET  VALUE,  ENDING                     $67.02        $64.83

TOTAL  RETURN                                    3.38%       15.70%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET INVESTMENT INCOME                       .02%(A)       .12%(A)
  TOTAL EXPENSES                              .89%(A)       .90%(A)
  EXPENSES BEFORE OFFSETS                     .80%(A)       .79%(A)
  NET EXPENSES                                .79%(A)       .79%(A)
PORTFOLIO  TURNOVER                               53%           18%
NET  ASSETS,  ENDING  (IN  THOUSANDS)        $211,285      $197,953
NUMBER  OF  SHARES  OUTSTANDING,
  ENDING (IN THOUSANDS)                         3,153         3,053

FINANCIAL  HIGHLIGHTS



                                                PERIODS  ENDED
                                             JUNE 30,  DECEMBER 31,
SMALL  CAPITALIZATION  PORTFOLIO                 2000         1999^
NET  ASSET  VALUE,  BEGINNING                  $56.42        $44.05
INCOME  FROM  INVESTMENT  OPERATIONS
  NET INVESTMENT INCOME                        (0.13)        (0.05)
  NET REALIZED AND UNREALIZED GAIN (LOSS)        0.48         12.86
    TOTAL FROM INVESTMENT OPERATIONS             0.35         12.81
DISTRIBUTIONS  FROM
  NET REALIZED GAINS                                -        (0.44)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE     0.35         12.37
NET  ASSET  VALUE,  ENDING                     $56.77        $56.42

TOTAL  RETURN                                    .62%        29.10%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET INVESTMENT INCOME                     (.47%)(A)     (.54%)(A)
  TOTAL EXPENSES                             1.00%(A)      1.00%(A)
  EXPENSES BEFORE OFFSETS                     .92%(A)       .90%(A)
  NET EXPENSES                                .90%(A)       .90%(A)
PORTFOLIO  TURNOVER                               64%           21%
NET  ASSETS,  ENDING  (IN  THOUSANDS)        $133,515      $125,577
NUMBER  OF  SHARES  OUTSTANDING,
  ENDING  (IN  THOUSANDS)                       2,387         2,226






                                                 PERIODS  ENDED
                                             JUNE 30,  DECEMBER 31,
MIDCAP  GROWTH  PORTFOLIO                        2000         1999^
NET  ASSET  VALUE,  BEGINNING                  $31.50        $26.40
INCOME  FROM  INVESTMENT  OPERATIONS
  NET INVESTMENT INCOME (LOSS)                  (.03)             -
  NET REALIZED AND UNREALIZED GAIN (LOSS)        5.70          5.82
    TOTAL FROM INVESTMENT OPERATIONS             5.67          5.82
DISTRIBUTIONS  FROM
  NET REALIZED GAINS                                -        (0.72)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE     5.67          5.10
NET  ASSET  VALUE,  ENDING                     $37.17        $31.50

TOTAL  RETURN                                   18.00%       22.09%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET INVESTMENT INCOME                     (.19%)(A)     (.06%)(A)
  TOTAL EXPENSES                              .97%(A)     .97%  (A)
  EXPENSES BEFORE OFFSETS                     .86%(A)       .84%(A)
  NET EXPENSES                                .84%(A)       .84%(A)
PORTFOLIO  TURNOVER                               67%           21%
NET  ASSETS,  ENDING  (IN  THOUSANDS)        $105,778       $75,643
NUMBER  OF  SHARES  OUTSTANDING,
     ENDING  (IN  THOUSANDS)                    2,845         2,401

FINANCIAL  HIGHLIGHTS


                                                 PERIODS  ENDED
                                             JUNE 30,  DECEMBER 31,
EMERGING  GROWTH  PORTFOLIO                      2000         1999^
NET  ASSET  VALUE,  BEGINNING                  $37.86        $25.82
INCOME  FROM  INVESTMENT  OPERATIONS
  NET INVESTMENT INCOME (LOSS)                  (.05)         (.02)
  NET REALIZED AND UNREALIZED GAIN (LOSS)       (.79)         12.06
    TOTAL  FROM  INVESTMENT  OPERATIONS         (.84)         12.04
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE    (.84)         12.04
NET  ASSET  VALUE,  ENDING                     $37.02        $37.86

TOTAL  RETURN                                 (2.22%)        46.63%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET INVESTMENT INCOME                     (.25%)(A)     (.45%)(A)
  TOTAL EXPENSES                              .99%(A)       .98%(A)
  EXPENSES BEFORE OFFSETS                     .88%(A)       .86%(A)
  NET EXPENSES                                .85%(A)       .85%(A)
PORTFOLIO  TURNOVER                              101%           18%
NET  ASSETS,  ENDING  (IN  THOUSANDS)        $137,423      $128,040
NUMBER  OF  SHARES  OUTSTANDING,
    ENDING  (IN  THOUSANDS)                     3,713         3,382






                                                PERIODS  ENDED
                                             JUNE 30,  DECEMBER 31,
RESEARCH  PORTFOLIO                              2000         1999^
NET  ASSET  VALUE,  BEGINNING                  $22.99        $20.24
INCOME  FROM  INVESTMENT  OPERATIONS
  NET INVESTMENT INCOME                         (.01)             -
  NET REALIZED AND UNREALIZED GAIN (LOSS)        1.39          3.01
    TOTAL FROM INVESTMENT OPERATIONS             1.38          3.01
DISTRIBUTIONS  FROM
  NET REALIZED GAINS                                -        (0.26)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE     1.38          2.75
NET  ASSET  VALUE,  ENDING                     $24.37        $22.99

TOTAL  RETURN                                   6.00%        14.90%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET NVESTMENT INCOME                      (.11%)(A)     (.04%)(A)
  TOTAL EXPENSES                             1.36%(A)      1.42%(A)
  EXPENSES BEFORE OFFSETS                     .91%(A)       .89%(A)
  NET EXPENSES                                .86%(A)       .86%(A)
PORTFOLIO  TURNOVER                               54%           16%
NET  ASSETS,  ENDING  (IN  THOUSANDS)         $29,377       $25,929
NUMBER  OF  SHARES  OUTSTANDING,
  ENDING (IN THOUSANDS)                         1,205         1,128

FINANCIAL  HIGHLIGHTS


                                                PERIODS  ENDED
                                             JUNE 30,  DECEMBER 31,
GROWTH  WITH  INCOME  PORTFOLIO                  2000         1999^
NET  ASSET  VALUE,  BEGINNING                  $21.17        $20.24
INCOME  FROM  INVESTMENT  OPERATIONS
  NET INVESTMENT INCOME                           .05           .02
  NET REALIZED AND UNREALIZED GAIN (LOSS)         .10           .92
    TOTAL FROM INVESTMENT OPERATIONS              .15           .94
DISTRIBUTIONS  FROM
  NET INVESTMENT INCOME                             -         (.01)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE      .15           .93
NET  ASSET  VALUE,  ENDING                     $21.32        $21.17

TOTAL  RETURN                                    .71%         4.65%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET INVESTMENT INCOME                       .44%(A)       .44%(A)
  TOTAL EXPENSES                             1.19%(A)      1.26%(A)
  EXPENSES BEFORE OFFSETS                     .91%(A)       .88%(A)
  NET EXPENSES                                .88%(A)       .88%(A)
PORTFOLIO  TURNOVER                               37%           16%
NET  ASSETS,  ENDING  (IN  THOUSANDS)         $34,023       $34,742
NUMBER  OF  SHARES  OUTSTANDING,
  ENDING (IN THOUSANDS)                         1,595         1,641







                                                PERIODS  ENDED
                                             JUNE 30,  DECEMBER 31,
INDEX  500  PORTFOLIO                            2000         1999^
NET  ASSET  VALUE,  BEGINNING                 $167.30       $155.01
INCOME  FROM  INVESTMENT  OPERATIONS
  NET INVESTMENT INCOME                           .84           .31
  NET REALIZED AND UNREALIZED GAIN (LOSS)      (2.07)         12.23
    TOTAL FROM INVESTMENT OPERATIONS           (1.23)         12.54
DISTRIBUTIONS  FROM
  NET INVESTMENT INCOME                             -         (.25)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE   (1.23)         12.29
NET  ASSET  VALUE,  ENDING                    $166.07       $167.30

TOTAL  RETURN                                  (.74%)         8.09%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET INVESTMENT INCOME                      1.03%(A)      1.16%(A)
  TOTAL  EXPENSES                             .44%(A)       .40%(A)
  EXPENSES BEFORE OFFSETS                     .29%(A)       .29%(A)
  NET EXPENSES                                .28%(A)       .28%(A)
PORTFOLIO  TURNOVER                               26%            5%
NET ASSETS, ENDING (IN THOUSANDS)            $205,540      $206,872
NUMBER  OF  SHARES  OUTSTANDING,
    ENDING (IN THOUSANDS)                       1,238         1,237

FINANCIAL  HIGHLIGHTS



                                                 PERIODS  ENDED
                                             JUNE 30,  DECEMBER 31,
MONEY  MARKET  PORTFOLIO                         2000        1999^^
NET  ASSET  VALUE,  BEGINNING                   $1.00         $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
  NET INVESTMENT INCOME                           .03           .01
    TOTAL FROM INVESTMENT OPERATIONS              .03           .01
DISTRIBUTIONS  FROM
  NET INVESTMENT INCOME                         (.03)       (  .01)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE        -             -
NET  ASSET  VALUE,  ENDING                      $1.00         $1.00

TOTAL  RETURN                                   3.03%          .99%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET INVESTMENT INCOME                      6.03%(A)      5.67%(A)
  TOTAL EXPENSES                              .34%(A)       .33%(A)
  EXPENSES BEFORE OFFSETS                     .28%(A)       .26%(A)
  NET EXPENSES                                .26%(A)       .26%(A)
NET  ASSETS,  ENDING  (IN  THOUSANDS)        $138,949      $199,938
NUMBER  OF  SHARES  OUTSTANDING,
    ENDING (IN THOUSANDS)                     138,947       199,936


(A)  ANNUALIZED

^     FROM  NOVEMBER  1,  1999  INCEPTION.
^^     FROM  OCTOBER  29,  1999  INCEPTION.